================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2011

================================================================================

ITEM  1. SCHEDULE OF INVESTMENTS.

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

    PRINCIPAL
       AMOUNT                                                                                      COUPON  MATURITY      VALUE
-------------------------------------------------------------------------------------------------  ------ ---------- -------------
MUNICIPAL BONDS AND NOTES--111.4%
NEW JERSEY--84.1%
$     370,000  Atlantic County, NJ Utilities Authority Solid Waste(1)                              7.125% 03/01/2016 $     369,948
    3,480,000  Bayonne, NJ Parking Authority (City Parking)(1)                                     5.000  06/15/2027     3,048,271
    6,065,000  Bayonne, NJ Redevel. Agency(1)                                                      7.625  04/01/2038     6,755,015
       10,000  Bergen County, NJ HDC(1)                                                            6.750  10/01/2018        10,027
       75,000  Bergen County, NJ Utilities Authority(1)                                            5.500  12/15/2016        75,273
       50,000  Berkeley, NJ HFC (Bayville Hsg.)(1)                                                 5.750  08/01/2014        50,162
    3,000,000  Burlington County, NJ Bridge Commission Economic Devel. (The Evergreens)(1)         5.625  01/01/2038     2,542,470
      140,000  Camden County, NJ Improvement Authority (Cooper Health System)(1)                   5.000  02/15/2035       120,659
       10,000  Camden County, NJ Improvement Authority (Cooper Health System)(1)                   5.750  02/15/2034         9,617
       60,000  Casino Reinvestment Devel. Authority of NJ(1)                                       5.250  06/01/2017        63,049
      250,000  Essex County, NJ Improvement Authority (Newark)(1)                                  6.250  11/01/2030       267,473
       20,000  Essex County, NJ Improvement Authority (Sportsplex)(1)                              5.625  10/01/2023        20,025
      105,000  Essex County, NJ Improvement Authority (Sportsplex)(1)                              5.625  10/01/2027       105,097
        5,000  Highlands, NJ Board of Education COP(1)                                             6.375  02/15/2017         5,012
    1,500,000  Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)(1)               5.000  06/01/2035     1,564,335
    1,250,000  Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)(1)               5.000  06/01/2038     1,297,675
    2,655,000  Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)(1)               5.500  06/01/2041     2,860,789
       80,000  Hudson County, NJ Improvement Authority (North Hudson Regional Fire & Rescue)(1)    5.700  09/01/2023        80,042
        5,000  Jackson, NJ Township Municipal Utilities Authority(1)                               5.500  12/01/2015         5,014
       95,000  Lodie, NJ Board of Education COP(1)                                                 5.700  09/15/2021        95,150
      630,000  Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)(1)               5.000  01/01/2015       385,100
      500,000  Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)(1)               5.000  01/01/2020       302,530
    2,535,000  Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)(1)               5.000  01/01/2032     1,530,126
    1,100,000  Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)(1)               5.125  01/01/2037       663,795
       20,000  Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)(1)      5.500  09/01/2030        20,008
       35,000  Neptune City, NJ Hsg. Authority(1)                                                  6.000  04/01/2019        35,040
       50,000  Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)(1)                6.400  01/20/2034        50,059
    2,250,000  Newark, NJ Hsg. Authority (South Ward Police Facility)(1)                           6.750  12/01/2038     2,627,123
    2,045,000  NJ EDA (American Airlines)                                                          7.100  11/01/2031     1,128,124

                    1 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

    PRINCIPAL
       AMOUNT                                                                                   COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------  --------   ---------- -------------
NEW JERSEY CONTINUED
$   3,060,000  NJ EDA (Applewood Estates)(1)                                                    5.000%    10/01/2035 $   2,538,821
       50,000  NJ EDA (Bristol Glen)(1)                                                         5.750     07/01/2029        45,142
      860,000  NJ EDA (Cadbury at Cherry Hill)(1)                                               5.500     07/01/2018       793,402
       25,000  NJ EDA (Cadbury at Cherry Hill)(1)                                               5.500     07/01/2028        19,607
       25,000  NJ EDA (Consumers New Jersey Water Company)(1)                                   5.100     09/01/2032        23,240
    2,500,000  NJ EDA (Continental Airlines)(1)                                                 6.250     09/15/2019     2,454,800
    2,395,000  NJ EDA (Continental Airlines)(1)                                                 6.250     09/15/2029     2,273,909
    3,000,000  NJ EDA (Continental Airlines)(1)                                                 6.400     09/15/2023     2,938,800
   11,430,000  NJ EDA (Continental Airlines)(1)                                                 7.000     11/15/2030    11,428,514
    9,475,000  NJ EDA (Continental Airlines)(1)                                                 9.000     06/01/2033     9,730,636
    3,100,000  NJ EDA (Cranes Mill)(1)                                                          5.100     06/01/2027     2,836,066
      175,000  NJ EDA (Dept. of Human Services)(1)                                              6.250     07/01/2024       177,030
      135,000  NJ EDA (Devereux Foundation)(1)                                                  5.450     05/01/2027       135,055
    2,999,948  NJ EDA (Empowerment Zone-Cumberland)(2)                                          7.750     03/01/2021     1,216,119
    6,000,000  NJ EDA (GMT Realty)(1)                                                           6.875     01/01/2037     5,492,520
   17,975,000  NJ EDA (Hamilton Care)(1)                                                        6.650     11/01/2037    16,293,079
       10,000  NJ EDA (Hillcrest Health Service)                                                7.250(3)  01/01/2018         7,267
    4,135,000  NJ EDA (Kapkowski Road Landfill)(1)                                              6.500     04/01/2031     4,115,317
       50,000  NJ EDA (Keswick Pines)(1)                                                        5.600     01/01/2012        50,002
       60,000  NJ EDA (Keswick Pines)(1)                                                        5.700     01/01/2018        57,470
      145,000  NJ EDA (Keswick Pines)(1)                                                        5.750     01/01/2024       128,186
       30,000  NJ EDA (Kullman Associates)(1)                                                   6.125     06/01/2018        26,081
      110,000  NJ EDA (Kullman Associates)(1)                                                   6.750     07/01/2019        95,852
      160,000  NJ EDA (Leisure Park)(1)                                                         5.875     12/01/2027       141,469
       50,000  NJ EDA (Liberty State Park)(1)                                                   5.700     03/15/2016        50,194
      810,000  NJ EDA (Lions Gate)(1)                                                           5.750     01/01/2025       751,307
    1,345,000  NJ EDA (Lions Gate)(1)                                                           5.875     01/01/2037     1,169,800
       30,000  NJ EDA (Manchester Manor)(1)                                                     6.700     08/01/2022        30,067
    1,000,000  NJ EDA (Marcus L. Ward Home)(1)                                                  5.750     11/01/2024       997,560
    1,200,000  NJ EDA (Marcus L. Ward Home)(1)                                                  5.800     11/01/2031     1,187,268
    2,280,000  NJ EDA (Masonic Charity Foundation of New Jersey)(1)                             5.500     06/01/2031     2,304,122
    1,000,000  NJ EDA (Masonic Charity Foundation of New Jersey)(1)                             6.000     06/01/2025     1,020,990
       90,000  NJ EDA (Metromall Urban Renewal)(1)                                              6.500     04/01/2031        88,485
       40,000  NJ EDA (Middlesex Water Company)(1)                                              5.200     10/01/2022        40,040
    1,535,000  NJ EDA (Middlesex Water Company)(1)                                              5.250     02/01/2029     1,490,792
    4,400,000  NJ EDA (Motor Vehicle Surcharges)(1)                                             5.000     07/01/2029     4,508,328
      330,000  NJ EDA (Motor Vehicle Surcharges)(1)                                             5.250     07/01/2031       346,807
    2,500,000  NJ EDA (MSU Student Hsg.)(1)                                                     5.750     06/01/2031     2,543,875
        5,000  NJ EDA (New Jersey American Water Company)(1)                                    5.250     11/01/2032         5,064
    4,855,000  NJ EDA (New Jersey American Water Company)(1)                                    5.375     05/01/2032     4,865,681
    5,320,000  NJ EDA (New Jersey American Water Company)(1)                                    5.600     11/01/2034     5,638,987
    4,000,000  NJ EDA (New Jersey American Water Company)(1)                                    5.700     10/01/2039     4,193,520

                    2 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

    PRINCIPAL
       AMOUNT                                                                                   COUPON     MATURITY      VALUE
---------------------------------------------------------------------------------------------  --------   ---------- -------------
NEW JERSEY CONTINUED
$     125,000  NJ EDA (New Jersey Natural Gas Company)(1)                                       5.000%    12/01/2038 $     120,418
       30,000  NJ EDA (New Jersey Transit Corp.)(1)                                             5.750     12/15/2017        30,065
       10,000  NJ EDA (New Jersey Transit Corp.)(1)                                             5.750     12/15/2017        10,022
      400,000  NJ EDA (Newark Downtown District Management Corp.)(1)                            5.125     06/15/2027       385,196
      700,000  NJ EDA (Newark Downtown District Management Corp.)(1)                            5.125     06/15/2037       641,669
      260,000  NJ EDA (Nui Corp.)(1)                                                            5.250     11/01/2033       256,495
    3,995,000  NJ EDA (Nui Corp.)(1)                                                            5.250     11/01/2033     3,941,147
    5,520,000  NJ EDA (Pingry School)(1)                                                        5.000     11/01/2038     4,996,207
    1,010,000  NJ EDA (Reformed Church Ministries to the Aging The                              5.375     12/01/2018       980,740
               Particulare Synod Mid-Atlantics)(1)
    7,580,000  NJ EDA (School Facilities Construction)(4)                                       5.125     03/01/2028     7,892,448
    8,680,000  NJ EDA (School Facilities Construction)(4)                                       5.125     03/01/2030     8,991,612
    8,750,000  NJ EDA (School Facilities Construction)(1)                                       5.125     03/01/2030     9,064,125
    2,500,000  NJ EDA (School Facilities Construction)(1)                                       5.250     09/01/2023     2,782,900
    8,000,000  NJ EDA (School Facilities Construction)(1)                                       5.750     09/01/2023     9,183,200
    1,000,000  NJ EDA (School Facilities)(1)                                                    5.250     09/01/2026     1,084,750
       50,000  NJ EDA (St. Barnabas Medical Center)                                             6.750(3)  07/01/2018        36,372
       65,000  NJ EDA (St. Barnabas Medical Center)                                             6.833(3)  07/01/2021        38,856
       25,000  NJ EDA (St. Barnabas Medical Center)                                             7.153(3)  07/01/2020        15,917
       10,000  NJ EDA (The Presbyterian Home at Montgomery)(1)                                  6.250     11/01/2020         9,541
      115,000  NJ EDA (The Presbyterian Home at Montgomery)(1)                                  6.375     11/01/2031       101,782
       20,000  NJ EDA (United Methodist Homes of New Jersey)(1)                                 5.125     07/01/2018        19,314
      480,000  NJ EDA (University of Medicine and Dentistry of New Jersey)(1)                   5.500     12/01/2023       486,701
       45,000  NJ EDA (University of Medicine and Dentistry of New Jersey)(1)                   6.000     06/01/2021        45,065
    2,500,000  NJ EDA Retirement Community (Seabrook Village)(1)                                5.250     11/15/2026     2,211,650
    3,500,000  NJ EDA Retirement Community (Seabrook Village)(1)                                5.250     11/15/2036     2,858,835
      660,000  NJ Educational Facilities Authority (Fairleigh Dickinson University),
               Series D(1)                                                                      5.250     07/01/2032       633,428
   16,270,000  NJ Educational Facilities Authority (Fairleigh Dickinson University),
               Series D(1)                                                                      6.000     07/01/2025    16,604,023
        5,000  NJ Educational Facilities Authority (Stevens Institute of Technology)(1)         5.000     07/01/2018         5,622
    4,055,000  NJ Health Care Facilities Financing Authority (AHS Hospital Corp.)(1)            5.500     07/01/2031     4,335,322
      170,000  NJ Health Care Facilities Financing Authority (Atlanticare Regional
               Medical Center)(1)                                                               5.750     07/01/2025       171,950
    1,935,000  NJ Health Care Facilities Financing Authority                                    6.250     07/01/2017     2,001,874
               (Atlanticare Regional Medical Center)(1)
    2,000,000  NJ Health Care Facilities Financing Authority                                    5.625     07/01/2032     2,001,300
               (Barnabas Health)(5)
    1,855,000  NJ Health Care Facilities Financing Authority (Bayonne Hospital)(1)              6.250     07/01/2012     1,856,039

                    3 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

    PRINCIPAL
       AMOUNT                                                                                      COUPON   MATURITY      VALUE
------------------------------------------------------------------------------------------------  -------- ---------- -------------
NEW JERSEY CONTINUED
$  17,085,000  NJ Health Care Facilities Financing Authority (Catholic Health East)(1)            5.000%   11/15/2033  $ 17,264,222
       50,000  NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)(1)       5.500    07/01/2017        50,069
       35,000  NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)(1)       5.500    07/01/2027        34,999
    7,000,000  NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)(1)     6.300    07/01/2023     6,253,450
    1,750,000  NJ Health Care Facilities Financing Authority (Hackensack University
               Medical Center)(1)                                                                 5.000    01/01/2034     1,696,310
      750,000  NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of
               Atlantic City)(1)                                                                  5.300    11/01/2026       611,543
    1,000,000  NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of
               Atlantic City)(1)                                                                  5.375    11/01/2036       743,900
    1,010,000  NJ Health Care Facilities Financing Authority (Holy Name Hospital)(1)              5.000    07/01/2036       881,336
    5,485,000  NJ Health Care Facilities Financing Authority (Jersey Shore University
               Medical Center)(1)                                                                 6.750    07/01/2019     5,496,409
    1,250,000  NJ Health Care Facilities Financing Authority (KMH-UMC/KSC Obligated Group)(1)     5.625    07/01/2031     1,249,900
    2,000,000  NJ Health Care Facilities Financing Authority (Meridian Hospitals Corp./Ocean
               Nursing Pavilion Obligated Group)(1)                                               5.250    07/01/2029     2,001,040
       75,000  NJ Health Care Facilities Financing Authority (ONP/MHC Obligated Group)(1)         5.375    07/01/2024        75,084
       50,000  NJ Health Care Facilities Financing Authority (Palisades Medical Center)(1)        5.200    07/01/2019        48,346
    1,388,838  NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)(2)  5.125    07/01/2018            14
    5,589,317  NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)(2)  5.125    07/01/2028            56
      129,334  NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)(2)  6.625    07/01/2036             1
      600,000  NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)(1)      7.250    07/01/2014       571,692
    9,830,000  NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)(1)      7.250    07/01/2027     7,520,629
       10,000  NJ Health Care Facilities Financing Authority (Somerset Medical Center)(1)         5.500    07/01/2023         8,963
       70,000  NJ Health Care Facilities Financing Authority (Somerset Medical Center)(1)         5.500    07/01/2033        54,739
       15,000  NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)                 6.621(3) 07/01/2017        11,553
   37,955,000  NJ Health Care Facilities Financing Authority (St.Barnabas Corp./St. Barnabas
               Medical Center Obligated Group)                                                    6.250(3) 07/01/2030     11,665,849
       45,000  NJ Health Care Facilities Financing Authority (St. Barnabas)(1)                    5.000    07/01/2024         43,521

                    4 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

    PRINCIPAL
       AMOUNT                                                                                      COUPON    MATURITY     VALUE
------------------------------------------------------------------------------------------------  --------  ---------- ------------
NEW JERSEY CONTINUED
$  17,000,000  NJ Health Care Facilities Financing Authority (St. Joseph's Hospital &
               Medical Center)(1)                                                                   6.625%   07/01/2038 $ 17,020,570
    2,500,000  NJ Health Care Facilities Financing Authority (St. Peters University Hospital)(1)    6.250    07/01/2035    2,546,000
       35,000  NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)(1)        5.100    07/01/2021       31,293
       50,000  NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)(1)        5.200    07/01/2031       39,704
    2,000,000  NJ Health Care Facilities Financing Authority (Trinitas Hospital)(1)                 5.250    07/01/2030    1,824,380
    7,900,000  NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp.
               Obligated Group)(1)                                                                  5.250    07/01/2023    7,865,319
    5,380,000  NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp.
               Obligated Group)(1)                                                                  5.250    07/01/2030    4,907,582
       75,000  NJ Health Care Facilities Financing Authority (Virtua West Jersey Health
               System/Virtua Health Obligated Group)(1)                                             5.375    07/01/2029       76,529
       30,000  NJ Higher Education Student Assistance Authority (Student Loans)(1)                  5.250    06/01/2018       30,043
      330,000  NJ Higher Education Student Assistance Authority (Student Loans)(1)                  6.000    06/01/2015      330,990
   30,000,000  NJ Higher Education Student Assistance Authority (Student Loans)(4)                  6.125    06/01/2030   31,316,400
      475,000  NJ Higher Education Student Assistance Authority (Student Loans)(1)                  6.150    06/01/2019      476,012
      570,000  NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                                       5.000    11/01/2036      568,626
      140,000  NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                                       5.150    11/01/2030      140,017
       40,000  NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                                       5.400    11/01/2017       40,040
       35,000  NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)                                       5.750    11/01/2025       35,036
   10,000,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(4)                                4.550    10/01/2022   10,107,300
    4,890,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(4)                                4.625    10/01/2027    4,808,679
    4,500,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(4)                                5.000    10/01/2037    4,519,485
    2,845,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)(4)                                5.375    04/01/2030    2,912,944
      190,000  NJ Hsg. & Mtg. Finance Agency, Series A(1)                                           5.550    05/01/2027      189,994
      100,000  NJ South Jersey Port Corp.(1)                                                        5.250    01/01/2030      100,429
       35,000  NJ Sports & Expositions Authority(1)                                                 5.000    09/01/2015       35,111
      100,000  NJ Sports & Expositions Authority(1)                                                 5.125    09/01/2014      100,328
   16,540,000  NJ Tobacco Settlement Financing Corp.(1)                                             4.500    06/01/2023   15,069,759
   50,600,000  NJ Tobacco Settlement Financing Corp.(1)                                             4.625    06/01/2026   40,636,860
   11,585,000  NJ Tobacco Settlement Financing Corp.(1)                                             5.000    06/01/2029    8,725,359
  200,950,000  NJ Tobacco Settlement Financing Corp.                                                5.812(3) 06/01/2041    8,482,100
    5,000,000  NJ Transportation Trust Fund Authority(1)                                            5.500    06/15/2041    5,409,050
   13,450,000  NJ Transportation Trust Fund Authority(1)                                            6.000    06/15/2035   15,470,056
       10,000  Passaic Valley, NJ Sewage Commissioners                                              5.500    12/01/2014       10,028
    9,235,000  Port Authority  NY/NJ, 127th Series(4)                                               5.250    12/15/2032    9,388,605
   10,500,000  Port Authority  NY/NJ, 143rd Series(4)                                               5.000    10/01/2030   10,820,145

                    5 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

    PRINCIPAL
       AMOUNT                                                                                      COUPON    MATURITY     VALUE
------------------------------------------------------------------------------------------------- --------  ---------- ------------
NEW JERSEY CONTINUED
$      60,000  Salem County, NJ IPCFA (Atlantic City Electric Company)(1)                          5.600%   11/01/2025 $     60,052
      245,000  Salem County, NJ IPCFA (Atlantic City Electric Company)(1)                          5.600    11/01/2025      245,213
       45,000  Salem County, NJ IPCFA (Public Service Electric & Gas)(1)                           5.200    03/01/2025       45,023
      180,000  Salem County, NJ IPCFA (Public Service Electric & Gas)(1)                           5.450    02/01/2032      180,020
    1,515,000  Salem County, NJ IPCFA (Public Service Electric & Gas)(1)                           5.750    04/01/2031    1,532,423
       50,000  Union County, NJ Utilities Authority (County Deficiency)(1)                         5.000    06/15/2028       50,052
       15,000  Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)             5.000    06/01/2016       15,019
    1,950,000  Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)             5.000    06/01/2023    1,950,644
      185,000  Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)             5.350    06/01/2023      185,048
      235,000  Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)             5.375    06/01/2018      235,280
      405,000  Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)             5.375    06/01/2019      405,450
      160,000  Union County, NJ Utilities Authority (Ogden Martin Systems of Union)(1)             5.375    06/01/2020      160,152
                                                                                                                       -------------
                                                                                                                        469,515,638

NEW YORK--4.0 %
    2,115,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)                           5.750    12/01/2022    2,100,703
    6,575,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)                           5.750    12/01/2025    6,422,855
    2,050,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)                           6.000    12/01/2036    2,128,331
    3,000,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)                           6.000    12/01/2042    3,145,950
    5,000,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)                           6.500    12/01/2028    5,279,300
    3,605,000  Port Authority  NY/NJ (KIAC)(1)                                                     6.750    10/01/2019    3,332,786
       15,000  Port Authority  NY/NJ, 122nd Series(1)                                              5.500    07/15/2014       15,052
                                                                                                                       -------------
                                                                                                                         22,424,977

PENNSYLVANIA -- 0.3%
    1,530,000  Delaware River Port Authority PA/NJ(1)                                              5.625    01/01/2026    1,532,096
U.S.  POSSESSIONS--23.0%
    2,645,000  Guam GO(1)                                                                          5.125    11/15/2027    2,396,000
      400,000  Guam GO(1)                                                                          6.750    11/15/2029      413,392
      600,000  Guam GO(1)                                                                          7.000    11/15/2039      623,244
       10,000  Guam Hsg. Corp. (Single Family Mtg.)(1)                                             5.750    09/01/2031       11,090
       50,000  Guam Power Authority, Series A(1)                                                   5.125    10/01/2029       46,268

                    6 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

    PRINCIPAL
       AMOUNT                                                                                      COUPON    MATURITY     VALUE
------------------------------------------------------------------------------------------------- --------  ---------- ------------
U.S. POSSESSIONS CONTINUED
$     600,000  Guam Power Authority, Series A(1)                                                   5.500%   10/01/2030 $    593,784
      335,000  Northern Mariana Islands Commonwealth, Series A(1)                                  5.000    06/01/2017      308,756
    4,440,000  Northern Mariana Islands Commonwealth, Series A(1)                                  5.000    06/01/2030    3,417,379
      200,000  Northern Mariana Islands Commonwealth, Series A(1)                                  6.750    10/01/2033      186,952
    1,140,000  Northern Mariana Islands Ports Authority, Series A(1)                               5.500    03/15/2031      925,851
    2,780,000  Northern Mariana Islands Ports Authority, Series A                                  6.250    03/15/2028    1,960,150
   10,000,000  Puerto Rico Aqueduct & Sewer Authority(4)                                           5.125    07/01/2047   10,140,200
    2,500,000  Puerto Rico Aqueduct & Sewer Authority(1)                                           6.125    07/01/2024    2,757,400
    5,210,000  Puerto Rico Children's Trust Fund (TASC)(1)                                         5.500    05/15/2039    4,349,308
    3,000,000  Puerto Rico Children's Trust Fund (TASC)(1)                                         5.625    05/15/2043    2,510,790
   26,000,000  Puerto Rico Children's Trust Fund (TASC)                                            7.031(3) 05/15/2055      640,380
       50,000  Puerto Rico Commonwealth GO(1)                                                      5.000    07/01/2026       49,996
      950,000  Puerto Rico Commonwealth GO(1)                                                      5.250    07/01/2032      953,240
    6,500,000  Puerto Rico Commonwealth GO(1)                                                      5.750    07/01/2036    6,681,350
    5,000,000  Puerto Rico Commonwealth GO(1)                                                      6.000    07/01/2029    5,249,950
    1,300,000  Puerto Rico Commonwealth GO(1)                                                      6.500    07/01/2037    1,416,766
    3,000,000  Puerto Rico Highway & Transportation Authority, Series L(1)                         5.250    07/01/2038    2,934,480
      575,000  Puerto Rico Infrastructure(1)                                                       5.000    07/01/2027      564,851
    4,750,000  Puerto Rico Infrastructure(1)                                                       5.000    07/01/2037    4,534,968
    6,610,000  Puerto Rico Infrastructure(1)                                                       5.000    07/01/2041    6,290,935
    7,000,000  Puerto Rico Infrastructure(1)                                                       5.000    07/01/2046    6,598,200
    5,000,000  Puerto Rico Infrastructure                                                          7.000(3) 07/01/2032    1,273,600
    2,000,000  Puerto Rico Infrastructure                                                          7.000(3) 07/01/2033      469,580
      975,000  Puerto Rico Infrastructure                                                          7.000(3) 07/01/2035      196,814
    3,000,000  Puerto Rico Infrastructure                                                          7.050(3) 07/01/2042      362,760
      400,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                                        6.500    10/01/2037      377,108
      930,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                                   5.000    03/01/2036      800,033
       90,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                                   5.375    02/01/2019       90,026
      555,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                                   5.375    02/01/2029      518,548
    1,710,000  Puerto Rico ITEMECF (Cogeneration Facilities)                                       6.625    06/01/2026    1,709,829
      205,000  Puerto Rico ITEMECF (Dr. Pila Hospital)(1)                                          6.250    08/01/2032      205,193
    1,000,000  Puerto Rico ITEMECF (Polytechnic University)(1)                                     5.000    08/01/2032      868,230
   17,850,000  Puerto Rico Port Authority (American Airlines), Series A                            6.300    06/01/2023   12,531,771
      305,000  Puerto Rico Public Buildings Authority(1)                                           5.250    07/01/2033      301,669
    1,000,000  Puerto Rico Public Buildings Authority(1)                                           5.625    07/01/2039    1,013,580
      500,000  Puerto Rico Public Buildings Authority(1)                                           6.750    07/01/2036      559,330
      200,000  Puerto Rico Public Buildings Authority(1)                                           7.000    07/01/2025      217,630
    1,530,000  Puerto Rico Public Buildings Authority, Series D(1)                                 5.250    07/01/2036    1,512,160
   11,500,000  Puerto Rico Sales Tax Financing Corp., Series A(4)                                  5.250    08/01/2057   11,825,680
    3,500,000  Puerto Rico Sales Tax Financing Corp., Series A(1)                                  6.500    08/01/2044    3,951,010
   14,000,000  Puerto Rico Sales Tax Financing Corp., Series C(4)                                  5.750    08/01/2057   15,018,640
      150,000  University of V.I., Series A(1)                                                     5.250    12/01/2023      169,269

                    7 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

    PRINCIPAL
       AMOUNT                                                                                    COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------- --------  ----------  --------------
U.S. POSSESSIONS CONTINUED
$     710,000  University of V.I., Series A(1)                                                    5.375%   06/01/2034 $      803,890
       30,000  V.I. HFA, Series A(1)                                                              6.500    03/01/2025         30,014
    5,000,000  V.I. Public Finance Authority (Hovensa Coker)(1)                                   6.500    07/01/2021      4,787,050
      500,000  V.I. Public Finance Authority (Matching Fund Loan Note)(1)                         5.250    10/01/2029        501,210
    1,385,000  V.I. Public Finance Authority, Series A(1)                                         6.375    10/01/2019      1,387,604
    1,100,000  V.I. Tobacco Settlement Financing Corp.                                            6.500(3) 05/15/2035        118,591
    2,050,000  V.I. Tobacco Settlement Financing Corp.                                            6.875(3) 05/15/2035        211,314
    3,100,000  V.I. Tobacco Settlement Financing Corp.                                            7.625(3) 05/15/2035        255,471
                                                                                                                      --------------
                                                                                                                         128,623,284
                                                                                                                      --------------
Total Municipal Bonds and Notes (Cost $661,811,557)                                                                      622,095,995

      SHARES
COMMON STOCKS--0.0%
    2,219,153  Converted Organics, Inc.(6,7), (Cost $ 1,205,000)                                                             24,411

PREFERRED STOCKS--0.0%
        3,795  Converted Organics, Inc., Series A (6,7) (Cost $3,795,000)                                                    38,531

TOTAL INVESTMENTS, AT VALUE (COST $666,811,557)-111.4%                                                                  622,158,937
LIABILITIES IN EXCESS OF OTHER ASSETS-(11.4)                                                                            (63,761,119)
                                                                                                                      --------------
NET ASSETS-100.0%                                                                                                     $  558,397,818
                                                                                                                      ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after October 31, 2011. See accompanying Notes.

6. Received as a result of a corporate action.

7. Non-income producing security.

                    8 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                LEVEL 1--          LEVEL 2--            LEVEL 3--
                               UNADJUSTED  OTHER SIGNIFICANT          SIGNIFICANT
                            QUOTED PRICES  OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      VALUE
-----------------------------------------  -----------------  -------------------  -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New Jersey               $          --  $     469,515,567  $                71  $ 469,515,638
   New York                            --         22,424,977                   --     22,424,977
   Pennsylvania                        --          1,532,096                   --      1,532,096
   U.S. Possessions                    --        128,623,284                   --    128,623,284
Common Stocks                      24,411                 --                   --         24,411
Preferred Stocks                       --                 --               38,531         38,531
                            --------------------------------------------------------------------
Total Assets                $      24,411  $     622,095,924  $            38,602  $ 622,158,937
                            --------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AHS        Adventist Health System
COP        Certificates of Participation
CoMC       Community Medical Center
EDA        Economic Devel. Authority
DRIVERS    Derivative Inverse Tax Exempt Receipts
GO         General Obligation
HDC        Housing Devel. Corp.
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
IPCFA      Industrial Pollution Control Financing Authority
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK        John Fitzgerald Kennedy
KMCC       Kensington Manor Care Center
KMH        Kennedy Memorial Hospital
KSC        Kennedy Surgical Center
MHC        Meridian Hospitals Corp.
MSU        Montclair State University
NY/NJ      New York/New Jersey

                    9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

ONP        Ocean Nursing Pavillion, Inc.
PA/NJ      Pennsylvania/New Jersey
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
THGS       The House of the Good Shepard
THGSF      The House of the Good Shepard Foundation
UMC        University Medical Center
V.I.       United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities,

                    10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2011 (UNAUDITED)

observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY
                        BASIS TRANSACTIONS
                        -------------------------------
Purchased securities    $       1,981,760

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $73,365,000 as of October 31, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2011, municipal bond holdings with a value of $127,742,138 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $73,365,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform

                    11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                     COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                             RATE (2)        DATE         VALUE
---------------------------------------------------------------------------------------------------------------
$  1,895,000  NJ EDA ROLs(3)                                                  15.346%      3/1/28  $  2,207,448
   2,170,000  NJ EDA ROLs(3)                                                  15.346       3/1/30     2,481,612
  15,000,000  NJ Higher Education Assistance Authority (StudentLoans) ROLs     9.886       6/1/30    16,316,400
   2,445,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS       7.078      10/1/27     2,363,679
   1,425,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS       8.365       4/1/30     1,492,944
   2,250,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS       7.728      10/1/37     2,269,485
   2,500,000  NJ Hsg. & Mtg. Finance Agency ROLs(3)                           15.049      10/1/22     2,607,300
   2,305,000  Port Authority NY/NJ, 238th Series ROLs                         16.145     12/15/32     2,458,605
   2,625,000  Port Authority NY/NJ, 3205th Series                             14.669      10/1/30     2,945,145
   5,000,000  Puerto Rico Aqueduct & Sewer Authority ROLs                      7.948       7/1/47     5,140,200
   5,750,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                    8.315       8/1/57     6,075,680
   7,000,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                    9.234       8/1/57     8,018,640
                                                                                                   ------------
                                                                                                   $ 54,377,138
                                                                                                   ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $32,445,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2011 is as follows:

Cost                                $  5,330,101
Market Value                        $  1,216,190
Market Value as a % of Net Assets           0.22%

                   12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $          600,364,303(1)
                                 ======================

Gross unrealized appreciation    $           17,637,382
Gross unrealized depreciation               (69,241,621)
                                 ----------------------
Net unrealized depreciation      $          (51,604,239)
                                 ======================

1. The Federal tax cost of securities does not include cost of $73,398,873, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                   13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
       AMOUNT                                                               COUPON        MATURITY         VALUE
-------------                                                              -------       ----------    -------------
MUNICIPAL BONDS AND NOTES--117.1%
PENNSYLVANIA--89.8%
$      10,000  Allegheny County, PA COP 1                                    5.000%      12/01/2028    $      10,040
   24,750,000  Allegheny County, PA GO 1                                     0.720 2     11/01/2026       19,871,775
      130,000  Allegheny County, PA HDA (Catholic Health East) 1             5.375       11/15/2022          131,711
       75,000  Allegheny County, PA HDA (Catholic Health East) 1             5.500       11/15/2032           75,475
       80,000  Allegheny County, PA HDA (Jefferson Regional Medical
               Center) 1                                                     5.125       05/01/2025           75,057
       25,000  Allegheny County, PA HDA (Jefferson Regional Medical
               Center) 1                                                     5.125       05/01/2029           22,587
    3,150,000  Allegheny County, PA HDA (Ohio Valley General
               Hospital) 1                                                   5.125       04/01/2035        2,369,304
       18,154  Allegheny County, PA HDA (The Covenant at South Hills) 3      7.700       02/01/2008               --
       18,154  Allegheny County, PA HDA (The Covenant at South Hills) 3      7.800       02/01/2009               --
    1,114,675  Allegheny County, PA HDA (The Covenant at South Hills) 3      8.625       02/01/2021               11
      221,483  Allegheny County, PA HDA (The Covenant at South Hills) 3      8.750       02/01/2031                2
   21,095,000  Allegheny County, PA HDA (UPMC Health System) 1               0.990 2     02/01/2037       15,505,036
       35,000  Allegheny County, PA HDA (UPMC Health System) 1               5.375       08/15/2029           36,651
    1,310,000  Allegheny County, PA HEBA (Carlow University) 1               6.000       11/01/2021        1,356,806
    1,125,000  Allegheny County, PA HEBA (Carlow University) 1               6.750       11/01/2031        1,170,180
       50,000  Allegheny County, PA HEBA (Chatham College) 1                 5.250       11/15/2019           50,038
    8,000,000  Allegheny County, PA HEBA (Chatham College) 1                 5.750       11/15/2035        8,015,680
      810,000  Allegheny County, PA HEBA (Chatham College) 1                 5.850       03/01/2022          812,422
    1,000,000  Allegheny County, PA HEBA (Chatham College) 1                 5.950       03/01/2032        1,001,460
    2,250,000  Allegheny County, PA HEBA (Robert Morris University) 1        5.500       10/15/2030        2,260,193
    3,650,000  Allegheny County, PA HEBA (Robert Morris University) 1        5.750       10/15/2040        3,658,724
    2,500,000  Allegheny County, PA HEBA (Robert Morris University) 1        5.900       10/15/2028        2,554,175
       15,000  Allegheny County, PA HEBA (Robert Morris University) 1        6.000       05/01/2028           15,773
    2,000,000  Allegheny County, PA HEBA (Robert Morris University) 1        6.000       10/15/2038        2,018,000
    3,245,000  Allegheny County, PA HEBA (Waynesburg College) 1              4.800       05/01/2036        2,842,555
       10,000  Allegheny County, PA IDA (ARC Allegheny Foundation) 1         5.000       12/01/2028            6,965
    1,200,000  Allegheny County, PA IDA (Propel Charter School- East) 1      6.375       08/15/2035        1,143,516
    1,000,000  Allegheny County, PA IDA (Propel Charter School-
               Montour) 1                                                    6.750       08/15/2035          969,410
    1,000,000  Allegheny County, PA IDA (RR/RRSW/RRDC Obligated
               Group) 1                                                      5.000       09/01/2021          980,160

                  1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
       AMOUNT                                                                 COUPON        MATURITY        VALUE
-------------                                                                --------      ----------    -------------
PENNSYLVANIA CONTINUED
$   1,225,000  Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group) 1        5.100%     09/01/2026    $   1,138,062
    1,290,000  Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group) 1        5.125      09/01/2031        1,144,965
    1,510,000  Allegheny County, PA Redevel. Authority(Pittsburgh Mills) 1      5.100      07/01/2014        1,554,001
   23,750,000  Allegheny County, PA Redevel. Authority(Pittsburgh Mills) 1      5.600      07/01/2023       22,576,750
      245,000  Allegheny County, PA Redevel. Authority (Robinson Mall) 1        6.875      11/01/2017          245,309
       70,000  Allegheny County, PA Redevel. Authority (Robinson Mall) 1        7.000      11/01/2017           70,095
    1,730,000  Allegheny County, PA Residential Finance
               Authority (Broadview Manor Apartments) 1                         5.950      01/20/2043        1,750,535
    1,340,000  Allegheny County, PA Residential Finance
               Authority (Independence House Apartments) 1                      6.100      01/20/2043        1,368,917
    1,730,000  Allegheny County, PA Residential Finance
               Authority (Versailles Apartments) 1                              6.160      01/20/2043        1,774,046
        5,000  Beaver County, PA Hospital Authority (Valley
               Health System) 1                                                 5.000      05/15/2028            5,002
   13,000,000  Berks County, PA Municipal Authority (Reading Hospital &
               Medical Center)4                                                 5.500      11/01/2031       13,860,860
    1,750,000  Bethlehem, PA GO 1                                               6.500      12/01/2032        1,944,320
       40,000  Blair County, PA IDA (The Village at Penn State Retirement
               Community) 3                                                     6.400      01/01/2012           22,791
    4,140,000  Blair County, PA IDA (The Village at Penn State Retirement
               Community) 3                                                     6.900      01/01/2022        2,358,848
    7,135,000  Blair County, PA IDA (The Village at Penn State Retirement
               Community) 3                                                     7.000      01/01/2034        4,065,309
       50,000  Blair County, PA IDA (The Village at Penn State Retirement
               Community) 3                                                    10.000      01/01/2012            2,609
    1,180,000  Bonneauville Borough, PA Municipal Authority 1                   5.250      06/01/2037        1,183,599
    2,000,000  Bonneauville Borough, PA Municipal Authority 1                   5.300      06/01/2043        2,002,440
    1,000,000  Bucks County, PA IDA (Chandler Hall Health Care Facility) 1      6.200      05/01/2019          968,040
       10,000  Bucks County, PA IDA (Chandler Hall Health Care Facility) 1      6.300      05/01/2029            8,871
    1,000,000  Bucks County, PA IDA (Lutheran Community Telford Center) 1       5.750      01/01/2027          872,810
       80,000  Bucks County, PA IDA (USX Corp.) 1                               5.600      03/01/2033           79,998
    2,000,000  Butler County, PA Hospital Authority (Butler Health
               System) 1                                                        7.250      07/01/2039        2,197,320
      480,000  Butler County, PA IDA (Greenview Gardens Apartments) 1           6.000      07/01/2023          479,952
      880,000  Butler County, PA IDA (Greenview Gardens Apartments) 1           6.250      07/01/2033          843,682
      100,000  Cambridge, PA Area Joint Authority 1                             5.250      12/01/2021          100,086
    2,865,000  Cambridge, PA Area Joint Authority 1                             6.000      12/01/2037        3,034,608

                  2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    PRINCIPAL
       AMOUNT                                                        COUPON         MATURITY         VALUE
-------------                                                        -------       ----------     ------------
PENNSYLVANIA CONTINUED
$      30,000  Carbondale, PA Hsg. Corp. 1                            8.125%       05/01/2019     $     30,046
    1,000,000  Centre County, PA Hospital Authority (Mt. Nittany
               Medical Center) 1                                      6.250        11/15/2041        1,049,760
    3,995,000  Centre County, PA Hospital Authority (Mt. Nittany
               Medical Center) 1                                      6.250        11/15/2044        4,135,784
    2,000,000  Centre County, PA Hospital Authority (Mt. Nittany
               Medical Center) 1                                      7.000        11/15/2046        2,197,100
       10,000  Chester County, PA H&EFA (Chester County Hospital)     5.875        07/01/2016           10,039
    2,330,000  Chester County, PA H&EFA (Chester County Hospital) 1   6.750        07/01/2021        2,334,054
    8,750,000  Chester County, PA H&EFA (Chester County Hospital) 1   6.750        07/01/2031        8,549,013
      245,000  Chester County, PA H&EFA (Devereaux Foundation) 1      5.500        05/01/2027          245,713
   23,915,000  Chester County, PA IDA (Aqua Pennsylvania) 4           5.000        02/01/2041       24,505,839
    1,100,000  Chester County, PA IDA (Collegium Charter School) 1    5.000        04/15/2022          960,234
    7,595,000  Chester County, PA IDA (Collegium Charter School) 1    5.500        04/15/2031        6,220,077
    3,450,000  Cumberland County, PA Municipal Authority (Asbury
               Atlantic) 1                                            6.000        01/01/2040        3,169,895
    1,000,000  Cumberland County, PA Municipal Authority (Diakon
               Lutheran Ministries) 1                                 5.000        01/01/2027          948,940
    1,000,000  Cumberland County, PA Municipal Authority
               (Presbyterian Homes) 1                                 5.000        12/01/2020        1,015,740
      950,000  Cumberland County, PA Municipal Authority
               (Presbyterian Homes) 1                                 5.000        12/01/2021          962,094
    6,605,000  Delaware County, PA Authority (Cabrini College) 1      5.500        07/01/2024        6,610,680
       60,000  Delaware County, PA Authority (CCMC) 1                 5.300        12/01/2027           55,936
    2,500,000  Delaware County, PA Authority (CCMC/CKHS/DCMH
               Obligated Group) 1                                     5.000        12/15/2026        2,281,450
       15,000  Delaware County, PA Authority (CCMC/CKHS/DCMH
               Obligated Group) 1                                     5.375        12/01/2018           15,007
       25,000  Delaware County, PA Authority (CCMC/CKHS/DCMH
               Obligated Group) 1                                     6.250        12/15/2022           25,685
       25,000  Delaware County, PA Authority (CCMC/CKHS/DCMH
               Obligated Group) 1                                     6.250        12/15/2031           25,685
    5,900,000  Delaware County, PA Authority (CKHS/CCMC/DCMH
               Obligated Group) 1                                     5.000        12/15/2031        5,110,167
      120,000  Delaware County, PA Authority
               (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group) 1         5.375        11/15/2023          123,374
    1,160,000  Delaware County, PA Authority (Neumann College) 1      6.000        10/01/2025        1,217,397
      280,000  Delaware County, PA Authority (Neumann College) 1      6.000        10/01/2030          288,599

                  3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
        AMOUNT                                                             COUPON         MATURITY          VALUE
--------------                                                             ------        ----------     -----------
PENNSYLVANIA CONTINUED
$    1,000,000  Delaware County, PA Authority (Neumann College) 1           6.125%       10/01/2034    $  1,028,550
     1,350,000  Delaware County, PA Authority (Neumann College) 1           6.250        10/01/2038       1,416,798
     1,250,000  Delaware County, PA Authority (Neumann
                University) 1                                               5.000        10/01/2025       1,271,088
     1,250,000  Delaware County, PA Authority (Neumann
                University) 1                                               5.250        10/01/2031       1,272,650
    18,705,000  Delaware County, PA IDA (Aqua Pennsylvania)4                5.000        11/01/2038      19,040,338
     4,410,000  Delaware County, PA IDA (Naamans Creek) 1                   7.000        12/01/2036       3,951,625
        45,000  Delaware County, PA IDA (Philadelphia Suburban
                Water Company) 1                                            5.350        10/01/2031          45,336
        50,000  Delaware River Port Authority PA/NJ 1                       5.000        01/01/2026          50,012
       145,000  Delaware River Port Authority PA/NJ                         5.625        01/01/2013         145,592
     2,605,000  Delaware River Port Authority PA/NJ 1                       5.625        01/01/2026       2,608,569
        25,000  Derry Township, PA Municipal Authority 1                    5.100        12/01/2020          25,041
     4,000,000  Erie County, PA Hospital Authority (St. Vincent's
                Health) 1                                                   7.000        07/01/2027       4,062,520
       140,000  Erie County, PA IDA (International Paper Company) 1         5.000        11/01/2018         141,396
     1,000,000  Erie, PA Higher Education Building Authority
                (Gannon University) 1                                       5.375        05/01/2030       1,026,760
     2,565,000  Erie, PA Higher Education Building Authority
                (Gannon University) 1                                       5.500        05/01/2040       2,630,613
     3,000,000  Erie, PA Higher Education Building Authority
                (Mercyhurst College) 1                                      5.500        03/15/2038       3,029,670
     1,680,000  Erie-Western PA Port Authority 1                            5.125        06/15/2016       1,831,368
     4,750,000  Fayette County, PA Redevel. Authority (Fayette
                Crossing) 1                                                 7.000        09/01/2019       4,846,758
        80,000  Harrisburg, PA GO                                           9.415 5      03/15/2012          77,129
       165,000  Harrisburg, PA GO                                           9.510 5      09/15/2012         151,538
        45,000  Harrisburg, PA GO                                           9.600 5      03/15/2012          43,385
       175,000  Harrisburg, PA GO                                           9.600 5      03/15/2013         153,069
       125,000  Harrisburg, PA GO                                           9.600 5      09/15/2013         104,128
        10,000  Harrisburg, PA GO                                           9.600 5      09/15/2015           6,853
        40,000  Harrisburg, PA GO                                           9.600 5      03/15/2016          26,000
       210,000  Harrisburg, PA GO                                           9.601 5      03/15/2015         151,116
        50,000  Harrisburg, PA GO                                           9.614 5      09/15/2016          30,937
        25,000  Harrisburg, PA GO                                           9.624 5      03/15/2014          19,789
        70,000  Harrisburg, PA GO                                           9.727 5      09/15/2015          47,973
       150,000  Harrisburg, PA GO                                          10.084 5      03/15/2015         107,940
       115,000  Harrisburg, PA GO                                          10.366 5      03/15/2013         100,588
        50,000  Harrisburg, PA GO                                          11.012 5      09/15/2013          41,651
     6,925,000  Horsham, PA Industrial and Commercial Devel.
                Authority (Pennsylvania LTC) 1                              6.000        12/01/2037       5,585,290


                  4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
        AMOUNT                                                       COUPON        MATURITY        VALUE
--------------                                                       ------       -----------   ------------
PENNSYLVANIA CONTINUED
$      140,000  Indiana County, PA IDA Pollution Control (PSEG
                Power LLC) 1                                         5.850%        06/01/2027   $    141,324
        25,000  Lancaster County, PA Hospital Authority (Landis
                Homes Retirement Community) 1                        5.700         09/01/2018         23,269
        20,000  Lancaster County, PA Hospital Authority (Landis
                Homes Retirement Community) 1                        5.750         09/01/2023         17,390
        25,000  Lancaster County, PA Hospital Authority (St.
                Anne's Home for the Aged) 1                          6.500         04/01/2015         25,007
         5,000  Latrobe, PA IDA (St. Vincent College) 1              5.375         05/01/2013          5,155
        10,000  Latrobe, PA IDA (St. Vincent College) 1              5.375         05/01/2018         10,015
        35,000  Latrobe, PA IDA (St. Vincent College) 1              5.700         05/01/2031         35,219
    13,470,000  Lawrence County, PA IDA (Shenango Presbyterian
                Center) 1                                            5.625         11/15/2037     10,732,088
     1,020,000  Lehigh County, PA GPA (Bible Fellowship Church
                Home) 1                                              6.000         12/15/2023        946,111
     1,060,000  Lehigh County, PA GPA (Bible Fellowship Church
                Home) 1                                              7.625         11/01/2021      1,079,748
       750,000  Lehigh County, PA GPA (Bible Fellowship Church
                Home) 1                                              7.750         11/01/2033        757,695
       410,000  Lehigh County, PA GPA (Desales University) 1         5.125         12/15/2023        432,115
       865,000  Lehigh County, PA GPA (Kidspeace Obligated
                Group)                                               5.800         11/01/2012        775,922
     2,000,000  Lehigh County, PA GPA (Kidspeace Obligated
                Group)                                               6.000         11/01/2018      1,324,580
     8,190,000  Lehigh County, PA GPA (Kidspeace Obligated
                Group)                                               6.000         11/01/2018      5,424,155
     3,600,000  Lehigh County, PA GPA (Kidspeace Obligated
                Group)                                               6.000         11/01/2023      2,175,372
     1,100,000  Lehigh County, PA GPA (Kidspeace Obligated
                Group)                                               6.000         11/01/2023        664,697
     2,700,000  Lehigh Northampton, PA Airport Authority 1           6.000         05/15/2030      2,700,297
        10,000  Luzerne County, PA Flood Protection Authority 1      5.000         01/15/2023         10,001
     5,000,000  Luzerne County, PA IDA 1                             7.750         12/15/2027      5,001,700
    22,500,000  Luzerne County, PA IDA (Pennsylvania-American
                Water) 4                                             5.100         09/01/2034     22,678,200
        10,000  Luzerne County, PA IDA (Pennsylvania-American
                Water) 1                                             5.100         09/01/2034         10,079
     2,730,000  McKean County, PA Hospital Authority (Bradford
                Hospital) 1                                          5.000         10/01/2020      2,200,735
     2,900,000  McKean County, PA Hospital Authority (Bradford
                Hospital) 1                                          5.250         10/01/2030      1,966,316
    11,060,000  Mifflin County, PA Hospital Authority (Lewiston
                Hospital/Lewiston Healthcare Foundation
                Obligated Group) 1                                   5.125         07/01/2030     10,244,325
       595,000  Millcreek, PA Richland Joint Authority 1             5.250         08/01/2022        608,572
       855,000  Millcreek, PA Richland Joint Authority 1             5.375         08/01/2027        860,173
     1,000,000  Millcreek, PA Richland Joint Authority 1             5.500         08/01/2037        983,680
     2,445,000  Millcreek, PA Richland Joint Authority 1             5.500         08/01/2037      2,405,098

                  5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)


     PRINCIPAL
        AMOUNT                                                            COUPON          MATURITY        VALUE
--------------                                                           --------        ----------    ------------
PENNSYLVANIA CONTINUED
$      160,000  Monroe County, PA Hospital Authority (Pocono
                Medical Center) 1                                           5.625%       01/01/2032    $    160,136
        10,000  Montgomery County, PA HEHA (Abington Memorial
                Hospital) 1                                                 5.000        06/01/2028           9,949
        20,000  Montgomery County, PA HEHA (Abington Memorial
                Hospital) 1                                                 5.125        06/01/2027          20,035
        20,000  Montgomery County, PA HEHA (Abington Memorial
                Hospital) 1                                                 5.125        06/01/2032          19,924
       140,000  Montgomery County, PA HEHA (Holy Redeemer Health
                System) 1                                                   5.250        10/01/2023         135,773
        50,000  Montgomery County, PA HEHA (Holy Redeemer Health
                System) 1                                                   5.250        10/01/2027          46,453
        80,000  Montgomery County, PA HEHA (Holy Redeemer Physician
                & Ambulatory Services) 1                                    5.250        10/01/2023          77,585
    21,000,000  Montgomery County, PA IDA 4                                 5.375        08/01/2038      21,708,750
     1,500,000  Montgomery County, PA IDA 1                                 5.375        08/01/2038       1,550,625
       880,000  Montgomery County, PA IDA (ACTS Retirement Life
                Community) 1                                                5.250        11/15/2028         843,181
       270,000  Montgomery County, PA IDA (Pennsylvania- American
                Water Company) 1                                            5.050        06/01/2029         268,898
     3,840,000  Montgomery County, PA IDA (Wordsworth Academy) 1            8.000        09/01/2024       3,840,806
     2,085,000  New Wilmington, PA Municipal Authority (Westminster
                College) 1                                                  5.000        05/01/2027       1,998,181
        20,000  Northampton County, PA IDA (Moravian Hall Square) 1         5.550        07/01/2014          20,045
        40,000  Northampton County, PA IDA (Moravian Hall Square) 1         5.700        07/01/2020          40,030
       830,000  Northumberland County, PA IDA (Aqua Pennsylvania) 1         5.050        10/01/2039         836,789
     1,205,000  Northumberland County, PA IDA (NHS Youth
                Services) 1                                                 5.500        02/15/2033         672,655
     1,700,000  Northumberland County, PA IDA (NHS Youth
                Services) 1                                                 7.500        02/15/2029       1,279,335
     3,605,000  Northumberland County, PA IDA (NHS Youth
                Services) 1                                                 7.750        02/15/2029       2,783,421
    16,000,000  PA Commonwealth Financing Authority 4                       5.000        06/01/2032      16,813,760
     1,550,000  PA Commonwealth Financing Authority 1                       5.000        06/01/2032       1,628,833
    11,400,000  PA EDFA (30th Street Garage) 1                              5.875        06/01/2033      11,481,966
    10,000,000  PA EDFA (Albert Einstein Healthcare) 1                      6.250        10/15/2023      10,409,800
        50,000  PA EDFA (Amtrak) 1                                          6.000        11/01/2011          50,000
       250,000  PA EDFA (Amtrak) 1                                          6.125        11/01/2021         251,128
     5,005,000  PA EDFA (Amtrak) 1                                          6.250        11/01/2031       5,009,855
    12,475,000  PA EDFA (Amtrak) 1                                          6.375        11/01/2041      12,480,115
    39,737,908  PA EDFA (Bionol Clearfield) 3                               8.500        07/15/2015      26,518,298
       885,000  PA EDFA (DGABC/DGABF/DGABEI Obligated
                Group) 1                                                    5.625        12/01/2015         886,336


                  6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
        AMOUNT                                                      COUPON         MATURITY     VALUE
--------------                                                      -------       ----------  ------------
PENNSYLVANIA CONTINUED
$      690,000  PA EDFA (Fayette Thermal) 1                           5.250%      12/01/2016  $    616,570
        35,000  PA EDFA (Fayette Thermal) 1                           5.500       12/01/2021        26,863
    14,700,000  PA EDFA (National Gypsum Company) 1                   6.125       11/01/2027    12,382,545
     5,000,000  PA EDFA (National Gypsum Company) 1                   6.250       11/01/2027     4,268,050
     1,800,000  PA EDFA (Northampton Generating)                      6.500       01/01/2013     1,013,940
    21,800,000  PA EDFA (Northampton Generating)                      6.600       01/01/2019    12,339,658
       500,000  PA EDFA (Northampton Generating) 3                    6.875       01/01/2011       119,900
    12,000,000  PA EDFA (Northampton Generating) 3                    6.950       01/01/2021     2,890,440
        45,000  PA EDFA (Northwestern Human Services) 1               5.125       06/01/2018        41,794
     3,000,000  PA EDFA (Northwestern Human Services) 1               5.250       06/01/2028     2,397,930
     3,000,000  PA EDFA (Philadelphia Biosolids Facility) 1           6.250       01/01/2032     3,156,240
     3,000,000  PA EDFA (US Airways Group)                            8.000       05/01/2029     3,125,490
        50,000  PA EDFA (York Water Company) 1                        6.000       11/01/2038        50,756
    30,000,000  PA Geisinger Authority Health System, Series A 4      5.250       06/01/2039    31,206,000
       755,000  PA HEFA (Allegheny Delaware Valley Obligated
                Group) 1                                              5.700       11/15/2011       754,932
     3,185,000  PA HEFA (Allegheny Delaware Valley Obligated
                Group) 1                                              5.875       11/15/2021     3,008,392
     1,025,000  PA HEFA (Assoc. of Independent Colleges &
                Universities) 1                                       5.125       05/01/2032       998,360
       100,000  PA HEFA (California University of Pennsylvania
                Student Assoc.) 1                                     5.000       07/01/2028        80,496
       230,000  PA HEFA (California University of Pennsylvania
                Student Assoc.) 1                                     6.750       09/01/2020       232,617
       115,000  PA HEFA (California University of Pennsylvania
                Student Assoc.) 1                                     6.750       09/01/2032       115,943
        55,000  PA HEFA (California University of Pennsylvania
                Student Assoc.) 1                                     6.800       09/01/2025        55,594
     1,475,000  PA HEFA (College of Science & Agriculture) 1          5.350       04/15/2028     1,378,491
     1,460,000  PA HEFA (Delaware Valley College of Science &
                Agriculture) 1                                        5.650       04/15/2025     1,442,363
       815,000  PA HEFA (Delaware Valley College of Science &
                Agriculture) 1                                        5.750       04/15/2029       793,973
       220,000  PA HEFA (Delaware Valley College of Science &
                Agriculture) 1                                        5.750       04/15/2034       210,386
     3,210,000  PA HEFA (Delaware Valley College of Science &
                Agriculture) 1                                        5.800       04/15/2030     3,145,832
     3,385,000  PA HEFA (Delaware Valley College of Science &
                Agriculture) 1                                        5.800       04/15/2033     3,260,364
     6,285,000  PA HEFA (Edinboro University Foundation) 1            5.750       07/01/2028     6,336,286
     3,000,000  PA HEFA (Edinboro University Foundation) 1            5.800       07/01/2030     3,003,780
     9,000,000  PA HEFA (Edinboro University Foundation) 1            5.875       07/01/2038     8,921,340
     8,225,000  PA HEFA (Edinboro University Foundation) 1            6.000       07/01/2042     8,228,619
     3,500,000  PA HEFA (Edinboro University Foundation) 1            6.000       07/01/2043     3,499,650
     4,000,000  PA HEFA (Elizabethtown College) 1                     5.000       12/15/2027     4,014,520
       130,000  PA HEFA (Frontier II) 1                               5.125       04/01/2033       114,669

                  7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
        AMOUNT                                                      COUPON         MATURITY     VALUE
--------------                                                      -------       ----------  ------------
PENNSYLVANIA CONTINUED
$    2,000,000  PA HEFA (La Salle University) 1                       5.000%      05/01/2037  $  1,984,340
        50,000  PA HEFA (La Salle University) 1                       5.500       05/01/2034        50,332
     1,490,000  PA HEFA (Marywood University) 1                       5.125       06/01/2029     1,454,523
        70,000  PA HEFA (MCP/HUHS/AUS Obligated Group) 1              5.875       11/15/2016        68,967
    30,085,000  PA HEFA (MCP/HUHS/AUS Obligated Group) 1              5.875       11/15/2016    29,640,945
     9,740,000  PA HEFA (MCP/HUHS/AUS Obligated Group) 1              5.875       11/15/2021     9,199,917
       250,000  PA HEFA (Philadelphia University) 1                   5.000       06/01/2035       230,485
     3,000,000  PA HEFA (Philadelphia University) 1                   5.125       06/01/2025     3,002,370
     2,000,000  PA HEFA (Philadelphia University) 1                   5.250       06/01/2032     1,938,740
     2,005,000  PA HEFA (Philadelphia University) 1                   5.500       06/01/2020     2,087,125
     3,000,000  PA HEFA (Shippensburg University) 1                   6.000       10/01/2031     3,062,730
     7,000,000  PA HEFA (Shippensburg University) 1                   6.250       10/01/2043     7,149,940
       105,000  PA HEFA (St. Francis University) 1                    5.750       11/01/2023       105,490
     1,750,000  PA HEFA (St. Francis University) 6                    6.000       11/01/2031     1,757,840
     3,925,000  PA HEFA (St. Francis University) 1                    6.250       11/01/2018     4,026,304
     2,250,000  PA HEFA (St. Francis University) 6                    6.250       11/01/2041     2,264,963
     3,000,000  PA HEFA (State System Higher Education) 1             5.000       06/15/2030     3,273,840
     4,615,000  PA HEFA (University of Pennsylvania Health
                System) 1                                             5.750       08/15/2041     4,940,865
        60,000  PA HEFA (University of the Arts) 1                    5.500       03/15/2020        60,006
     3,000,000  PA HEFA (University of the Arts) 1                    5.625       03/15/2025     2,910,720
     1,520,000  PA HEFA (University of the Arts) 1                    5.750       03/15/2030     1,434,363
       100,000  PA HEFA (UPMC Health System) 1                        5.000       08/01/2029       100,047
       650,000  PA HEFA (Widener University) 1                        5.000       07/15/2026       662,604
       100,000  PA HEFA (Widener University) 1                        5.250       07/15/2024       101,713
        70,000  PA HEFA (Widener University) 1                        5.400       07/15/2036        70,555
    13,830,000  PA HFA (Single Family Mtg.), Series 100A 4            5.350       10/01/2033    15,077,166
    10,030,000  PA HFA (Single Family Mtg.), Series 74B 4             5.150       10/01/2022    10,059,990
    17,180,000  PA HFA (Single Family Mtg.), Series 96A 4             4.700       10/01/2037    16,542,974
     9,000,000  PA HFA (Single Family Mtg.), Series 99A 4             5.250       10/01/2032     9,121,824
     8,160,000  PA HFA (Single Family Mtg.), Series 99A 4             5.300       10/01/2037     8,744,393
     1,000,000  PA IDA (Economic Devel.) 1                            5.500       07/01/2016     1,038,340
     1,265,000  PA Southcentral General Authority (Hanover
                Hospital) 1                                           5.000       12/01/2020     1,255,652
     1,400,000  PA Southcentral General Authority (Hanover
                Hospital) 1                                           5.000       12/01/2023     1,348,298
     2,245,000  PA Southcentral General Authority (Hanover
                Hospital) 1                                           5.000       12/01/2025     2,069,374
     3,265,000  PA Southcentral General Authority (Hanover
                Hospital) 1                                           5.000       12/01/2026     2,978,562
       900,000  PA Southcentral General Authority (Hanover
                Hospital) 1                                           5.000       12/01/2027       812,655
     2,510,000  PA Southcentral General Authority (Hanover
                Hospital) 1                                           5.000       12/01/2028     2,242,685


                  8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
        AMOUNT                                                      COUPON         MATURITY     VALUE
--------------                                                      -------       ----------  ------------
PENNSYLVANIA CONTINUED
$     1,470,000  PA Southcentral General Authority (Hanover
                 Hospital) 1                                          5.000%      12/01/2030  $  1,295,849
     24,615,000  PA Southcentral General Authority (Wellspan
                 Health Obligated Group) 4                            6.000       06/01/2029    27,044,009
          5,000  PA State Public School Building Authority
                 (Chester Upland School District) 1                   5.150       11/15/2026         5,010
      4,000,000  PA Turnpike Commission 1                             0.000 7     12/01/2034     3,349,440
     15,775,000  PA Turnpike Commission 1                             0.000 7     12/01/2034    12,931,714
     10,000,000  PA Turnpike Commission 1                             0.000 7     12/01/2038     7,822,500
     18,000,000  PA Turnpike Commission (Motor License) 4             5.000       12/01/2040    18,959,400
      2,000,000  PA West Shore Area Hospital Authority (Holy
                 Spirit Hospital of the Sisters of Christian
                 Charity) 6                                           5.625       01/01/2032     1,987,900
      5,625,000  PA West Shore Area Hospital Authority (Holy
                 Spirit Hospital of the Sisters of Christian
                 Charity) 6                                           6.000       01/01/2028     5,915,138
        300,000  PA West Shore Area Hospital Authority (Holy
                 Spirit Hospital of the Sisters of Christian
                 Charity) 1                                           6.250       01/01/2032       300,141
      1,835,000  PA West Shore Area Hospital Authority (Holy
                 Spirit Hospital of the Sisters of Christian
                 Charity) 1                                           6.500       01/01/2041     1,928,475
         15,000  Philadelphia, PA Airport, Series B 1                 5.250       06/15/2031        15,021
      5,000,000  Philadelphia, PA Airport, Series D 1                 5.250       06/15/2028     5,008,300
      1,120,000  Philadelphia, PA Authority for Industrial
                 Devel. (Stapeley Germantown) 1                       5.000       01/01/2015       970,883
      1,580,000  Philadelphia, PA Authority for Industrial
                 Devel. (Stapeley Germantown) 1                       5.125       01/01/2021     1,105,700
      6,180,000  Philadelphia, PA Authority for Industrial
                 Devel. (Aero Philadelphia) 1                         5.500       01/01/2024     4,668,805
      3,870,000  Philadelphia, PA Authority for Industrial
                 Devel. (Air Cargo) 1                                 7.500       01/01/2025     3,706,028
      1,150,000  Philadelphia, PA Authority for Industrial
                 Devel. (Baptist Home of Philadelphia) 1              5.500       11/15/2018       678,236
        786,000  Philadelphia, PA Authority for Industrial
                 Devel. (Baptist Home of Philadelphia) 1              5.600       11/15/2028       290,820
        450,000  Philadelphia, PA Authority for Industrial
                 Devel. (Cathedral Village) 1                         6.750       04/01/2023       457,403
      2,600,000  Philadelphia, PA Authority for Industrial
                 Devel. (Cathedral Village) 1                         6.875       04/01/2034     2,618,356
      2,505,000  Philadelphia, PA Authority for Industrial
                 Devel. (First Mtg.-CPAP) 1                           6.125       04/01/2019     1,882,733
      1,000,000  Philadelphia, PA Authority for Industrial
                 Devel. (Global Leadership Academy) 1                 5.750       11/15/2030       905,580
        500,000  Philadelphia, PA Authority for Industrial
                 Devel. (Global Leadership Academy) 1                 6.375       11/15/2040       468,130
      2,040,000  Philadelphia, PA Authority for Industrial
                 Devel. (International Apartments Temple
                 University) 1                                        5.375       06/15/2030     2,025,638
      4,000,000  Philadelphia, PA Authority for Industrial
                 Devel. (International Apartments Temple
                 University) 1                                        5.625       06/15/2042     3,820,200
         10,000  Philadelphia, PA Authority for Industrial
                 Devel. (Philadelphia Airport) 1                      5.125       07/01/2020        10,075


                  9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

     PRINCIPAL
        AMOUNT                                                      COUPON         MATURITY     VALUE
--------------                                                      -------       ----------  ------------
PENNSYLVANIA CONTINUED
$      130,000  Philadelphia, PA Authority for Industrial
                Devel. (Philadelphia Airport) 1                       5.125%      07/01/2028  $    130,048
       115,000  Philadelphia, PA Authority for Industrial
                Devel. (Philadelphia Airport) 1                       5.250       07/01/2028       115,197
     5,000,000  Philadelphia, PA Authority for Industrial
                Devel. (Philadelphia Airport), Series A 1             5.400       07/01/2022     5,036,600
     1,640,000  Philadelphia, PA Authority for Industrial
                Devel. (Richard Allen Prep Charter School) 1          6.250       05/01/2033     1,518,000
     2,105,000  Philadelphia, PA Authority for Industrial
                Devel. Senior Living (Arbor House) 1                  6.100       07/01/2033     2,065,131
       780,000  Philadelphia, PA Authority for Industrial
                Devel. Senior Living (GIH/PPAM) 1                     5.125       07/01/2016       790,920
     1,860,000  Philadelphia, PA Authority for Industrial
                Devel. Senior Living (Miriam and Robert M.
                Rieder House) 1                                       6.100       07/01/2033     1,824,772
     3,000,000  Philadelphia, PA Authority for Industrial
                Devel. Senior Living (Presbyterian Homes
                Germantown) 1                                         5.625       07/01/2035     2,671,500
     1,745,000  Philadelphia, PA Authority for Industrial
                Devel. Senior Living (Robert Saligman House) 1        6.100       07/01/2033     1,711,950
     4,000,000  Philadelphia, PA GO 1                                 6.000       08/01/2036     4,355,720
     6,260,000  Philadelphia, PA GO 1                                 6.500       08/01/2041     7,120,374
     1,210,000  Philadelphia, PA H&HEFA (Centralized
                Comprehensive Human Services) 1                       7.250       01/01/2021     1,166,041
    17,420,000  Philadelphia, PA H&HEFA (Temple University
                Hospital) 1                                           5.500       07/01/2026    16,773,892
     1,000,000  Philadelphia, PA Municipal Authority 1                6.500       04/01/2034     1,064,550
         5,000  Philadelphia, PA New Public Housing Authority 1       5.000       04/01/2012         5,100
        20,000  Philadelphia, PA Parking Authority, Series A 1        5.250       02/15/2029        20,012
         5,000  Philadelphia, PA Redevel. Authority (Beech
                Student Hsg. Complex), Series A 1                     5.500       07/01/2035         3,993
     1,000,000  Philadelphia, PA Redevel. Authority (Beech
                Student Hsg. Complex), Series A 1                     5.625       07/01/2023       905,550
     1,500,000  Philadelphia, PA Redevel. Authority (Beech
                Student Hsg. Complex), Series A 1                     5.625       07/01/2028     1,286,940
       150,000  Philadelphia, PA Redevel. Authority
                (Multifamily Hsg.) 1                                  5.450       02/01/2023       152,139
     2,580,000  Philadelphia, PA Redevel. Authority (Pavilion
                Apartments) 1                                         6.000       10/01/2023     2,617,049
     4,100,000  Philadelphia, PA Redevel. Authority (Pavilion
                Apartments) 1                                         6.250       10/01/2032     4,136,449
     2,940,000  Pittsburgh, PA Urban Redevel. Authority (Marian
                Plaza) 1                                              6.130       01/20/2043     3,018,821
        20,000  Pittsburgh, PA Urban Redevel. Authority,
                Series  A 1                                           5.200       10/01/2020        20,016
        25,000  Pittsburgh, PA Urban Redevel. Authority, Series
                A 1                                                   5.250       10/01/2029        25,007
        40,000  Pittsburgh, PA Urban Redevel. Authority, Series
                B 1                                                   5.350       10/01/2022        40,028
        60,000  Pittsburgh, PA Urban Redevel. Authority, Series
                C 1                                                   5.600       04/01/2020        60,063
        10,000  Pittsburgh, PA Urban Redevel. Authority, Series
                C 1                                                   5.700       04/01/2030        10,005

                   10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

      PRINCIPAL
         AMOUNT                                                COUPON       MATURITY           VALUE
---------------                                              ----------  --------------  ---------------
PENNSYLVANIA CONTINUED
$        30,000  Potter County, PA Hospital Authority
                 (Charles Cole Memorial Hospital) 1               5.250%     08/01/2028  $        24,194
        120,000  Potter County, PA Hospital Authority
                 (Charles Cole Memorial Hospital) 1               6.050      08/01/2024          108,967
      1,000,000  Pottsville, PA Hospital Authority
                 (Pottsville Hospital & Warne Clinic) 1           5.500      07/01/2018          937,750
        390,000  Pottsville, PA Hospital Authority
                 (Pottsville Hospital & Warne Clinic) 1           5.500      07/01/2018          365,723
      4,170,000  Pottsville, PA Hospital Authority
                 (Pottsville Hospital & Warne Clinic) 1           5.625      07/01/2024        3,556,134
        235,000  Pottsville, PA Hospital Authority
                 (Pottsville Hospital & Warne Clinic) 1           5.625      07/01/2024          200,406
     10,000,000  Reading, PA GO 1                                 5.625      11/15/2020       10,077,900
        900,000  Reading, PA Hsg. Auth (Goggle Works
                 Apts.) 1                                         5.625      06/01/2042          931,320
      2,895,000  Reading, PA Hsg. Auth (Goggle Works
                 Apts.) 1                                         5.875      06/01/2052        2,989,406
         30,000  Sayre, PA Health Care Facilities
                 Authority (Guthrie Healthcare System) 1          5.750      12/01/2021           30,439
         10,000  Schuylkill County, PA IDA
                 (DOCNHS/BSVHS/WMHS Obligated Group) 1            5.000      11/01/2028           10,007
      6,500,000  Scranton, PA Parking Authority 1                 5.250      06/01/2039        5,932,485
      1,000,000  Scranton, PA Sewer Authority 1                   5.500      12/01/2035        1,046,840
          5,000  Sharon, PA Regional Health System
                 Authority (SRPS/SRHS Obligated Group) 1          5.000      12/01/2028            4,691
        100,000  Somerset County, PA Hospital Authority
                 (Somerset Community Hospital) 1                  5.450      03/01/2032          101,732
      2,000,000  South Fork, PA Municipal Authority
                 (Conemaugh Health System) 1                      5.500      07/01/2029        1,998,720
        245,000  South Fork, PA Municipal Authority
                 (Conemaugh Valley Memorial Hospital) 1           5.000      07/01/2028          231,599
          5,000  South Fork, PA Municipal Authority
                 (Conemaugh Valley Memorial Hospital) 1           5.375      07/01/2022            5,002
        355,000  South Fork, PA Municipal Authority (Good
                 Samaritan Medical Center of Johnstown) 1         5.250      07/01/2026          349,448
         15,000  South Fork, PA Municipal Authority (Good
                 Samaritan Medical Center of Johnstown) 1         5.375      07/01/2016           15,038
        150,000  Susquehanna, PA Area Regional Airport
                 Authority 1                                      5.000      01/01/2028          130,005
         45,000  Susquehanna, PA Area Regional Airport
                 Authority 1                                      5.000      01/01/2033           40,463
        140,000  Susquehanna, PA Area Regional Airport
                 Authority 1                                      5.375      01/01/2018          129,150
      4,300,000  Susquehanna, PA Area Regional Airport
                 Authority 1                                      6.500      01/01/2038        4,171,860
        900,000  Susquehanna, PA Area Regional Airport
                 Authority (Aero Harrisburg) 1                    5.500      01/01/2024          696,465
          5,000  Union County, PA Hospital Authority
                 (United Methodist Continuing Care
                 Services) 1                                      6.250      04/01/2012            5,000
         75,000  Washington County, PA Hospital Authority
                 (Washington Hospital) 1                          5.125      07/01/2028           72,707
      7,800,000  Washington County, PA Redevel. Authority
                 (Victory Centre) 1                               5.450      07/01/2035        7,006,974

                 11 |  OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

      PRINCIPAL
         AMOUNT                                                COUPON       MATURITY           VALUE
---------------                                              ----------  --------------  ---------------
PENNSYLVANIA CONTINUED
$       550,000  Washington, PA Township Municipal
                 Authority 1                                      5.875%     12/15/2023  $       542,190
      2,475,000  Washington, PA Township Municipal
                 Authority 1                                      6.000      12/15/2033        2,425,847
      1,085,000  Westmoreland County, PA IDA (Redstone
                 Retirement Community) 1                          5.875      01/01/2032          957,762
      5,000,000  Wilkes-Barre, PA Finance Authority
                 (Wilkes University) 1                            5.000      03/01/2027        4,894,850
     10,000,000  Wilkes-Barre, PA Finance Authority
                 (Wilkes University) 1                            5.000      03/01/2037        9,167,000
         10,000  York County, PA IDA (PSEG Power) 1               5.500      09/01/2020           10,143
                                                                                         ---------------
                                                                                             959,939,597
U.S. POSSESSIONS--27.3%
         30,000  Guam GO 1                                        5.375      11/15/2013           30,024
        750,000  Guam GO 1                                        6.750      11/15/2029          775,110
      2,000,000  Guam GO 1                                        7.000      11/15/2039        2,077,480
        700,000  Guam Hsg. Corp. (Single Family Mtg.) 1           5.750      09/01/2031          776,307
      1,300,000  Guam Power Authority, Series A 1                 5.500      10/01/2030        1,286,532
      1,100,000  Guam Power Authority, Series A 1                 5.500      10/01/2040        1,071,675
      3,915,000  Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC) 1                      5.250      06/01/2032        3,605,049
      1,500,000  Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC) 1                      5.625      06/01/2047        1,235,730
     38,902,000  Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)                        7.250 5    06/01/2057          737,971
        860,000  Northern Mariana Islands Commonwealth,
                 Series A 1                                       5.000      06/01/2017          792,628
        980,000  Northern Mariana Islands Commonwealth,
                 Series A 1                                       5.000      10/01/2022          817,928
        400,000  Northern Mariana Islands Commonwealth,
                 Series A 1                                       6.750      10/01/2033          373,904
      2,485,000  Northern Mariana Islands Ports Authority,
                 Series A 1                                       5.500      03/15/2031        2,018,193
      1,640,000  Northern Mariana Islands Ports Authority,
                 Series A                                         6.250      03/15/2028        1,156,348
      1,205,000  Northern Mariana Islands Ports Authority,
                 Series A 1                                       6.600      03/15/2028        1,084,741
      4,500,000  Puerto Rico Aqueduct & Sewer Authority 1         6.125      07/01/2024        4,963,320
     69,645,000  Puerto Rico Children's Trust Fund (TASC) 1       5.500      05/15/2039       58,139,646
     66,835,000  Puerto Rico Children's Trust Fund (TASC) 1       5.625      05/15/2043       55,936,217
    357,750,000  Puerto Rico Children's Trust Fund (TASC)         6.403 5    05/15/2050       16,488,698
    136,000,000  Puerto Rico Children's Trust Fund (TASC)         7.325 5    05/15/2055        3,349,680
  1,817,000,000  Puerto Rico Children's Trust Fund (TASC)         7.625 5    05/15/2057       24,420,480
      9,000,000  Puerto Rico Commonwealth GO 1                    5.750      07/01/2036        9,251,100
      3,000,000  Puerto Rico Commonwealth GO 1                    5.750      07/01/2041        3,072,330
      1,435,000  Puerto Rico Electric Power Authority,
                 Series AAA 1                                     5.250      07/01/2024        1,523,080
      1,510,000  Puerto Rico Electric Power Authority,
                 Series AAA 1                                     5.250      07/01/2025        1,590,996
      5,540,000  Puerto Rico Electric Power Authority,
                 Series AAA 1                                     5.250      07/01/2027        5,728,582
      1,760,000  Puerto Rico Electric Power Authority,
                 Series AAA 1                                     5.250      07/01/2030        1,786,189
      3,505,000  Puerto Rico Electric Power Authority,
                 Series AAA 1                                     5.250      07/01/2031        3,552,247
        500,000  Puerto Rico Highway & Transportation
                 Authority                                        5.300      07/01/2035          494,315
         10,000  Puerto Rico Highway & Transportation
                 Authority, Series A 1                            5.000      07/01/2038            9,431

                  12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

      PRINCIPAL
         AMOUNT                                                COUPON       MATURITY           VALUE
---------------                                              ----------  --------------  ---------------
U.S. POSSESSIONS CONTINUED
$       325,000  Puerto Rico Highway & Transportation
                 Authority, Series H 1                            5.000%     07/01/2028  $       324,067
        700,000  Puerto Rico Highway & Transportation
                 Authority, Series N 1                            5.250      07/01/2039          683,480
      1,400,000  Puerto Rico Infrastructure (Mepsi Campus) 1      6.500      10/01/2037        1,319,878
      1,250,000  Puerto Rico ITEMECF (Ana G. Mendez
                 University) 1                                    5.000      03/01/2036        1,075,313
        215,000  Puerto Rico ITEMECF (Ana G. Mendez
                 University) 1                                    5.375      02/01/2019          215,062
        500,000  Puerto Rico ITEMECF (Ana G. Mendez
                 University) 1                                    5.375      02/01/2029          467,160
        650,000  Puerto Rico ITEMECF (IEP/HESL/HECR
                 Obligated Group) 1                               5.750      06/01/2019          510,484
     19,535,000  Puerto Rico Port Authority (American
                 Airlines), Series A                              6.250      06/01/2026       13,720,407
      1,170,000  Puerto Rico Port Authority (American
                 Airlines), Series A                              6.300      06/01/2023          821,410
      1,500,000  Puerto Rico Public Buildings Authority 1         6.500      07/01/2030        1,642,710
      1,000,000  Puerto Rico Public Buildings Authority 1         6.750      07/01/2036        1,118,660
      1,015,000  Puerto Rico Public Buildings Authority,
                 Series D 1                                       5.250      07/01/2036        1,003,165
      2,000,000  Puerto Rico Sales Tax Financing Corp.,
                 Series A 1                                       6.500      08/01/2044        2,257,720
     30,000,000  Puerto Rico Sales Tax Financing Corp.,
                 Series A                                         7.280 5    08/01/2034        7,389,000
     22,130,000  Puerto Rico Sales Tax Financing Corp.,
                 Series C 4                                       5.750      08/01/2057       23,740,906
      5,500,000  Puerto Rico Sales Tax Financing Corp.,
                 Series C 1                                       6.000      08/01/2039        5,991,205
     18,015,000  Puerto Rico Sales Tax Financing Corp.,
                 Series C                                         6.380 5    08/01/2038        3,379,434
      8,500,000  V.I. Public Finance Authority (Hovensa
                 Refinery) 1                                      4.700      07/01/2022        6,872,675
      1,500,000  V.I. Public Finance Authority (Hovensa
                 Refinery) 1                                      5.875      07/01/2022        1,352,040
      5,000,000  V.I. Public Finance Authority (Hovensa
                 Refinery) 1                                      6.125      07/01/2022        4,598,700
     17,450,000  V.I. Tobacco Settlement Financing Corp.          6.250 5    05/15/2035        2,104,994
      2,195,000  V.I. Tobacco Settlement Financing Corp.          6.500 5    05/15/2035          236,643
      4,150,000  V.I. Tobacco Settlement Financing Corp.          6.875 5    05/15/2035          427,782
      7,000,000  V.I. Tobacco Settlement Financing Corp.          7.625 5    05/15/2035          576,870
         30,000  V.I. Tobacco Settlement Financing Corp.
                 (TASC) 1                                         5.000      05/15/2021           28,492
      2,235,000  V.I. Tobacco Settlement Financing Corp.
                 (TASC) 1                                         5.000      05/15/2031        1,906,544
        435,000  V.I. Water & Power Authority, Series A 1         5.000      07/01/2031          418,892
                                                                                         ---------------
                                                                                             292,329,624

Total Investments, at Value (Cost $1,349,859,523)-117.1%                                   1,252,269,221
LIABILITIES IN EXCESS OF OTHER ASSETS-(17.1)                                                (182,575,670)
                                                                                         ---------------
NET ASSETS-100.0%                                                                        $ 1,069,693,551
                                                                                         ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

5.    Zero coupon bond reflects effective yield on the date of purchase.

                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

6. When-issued security or delayed delivery to be delivered and settled after October 31, 2011. See accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                 LEVEL 3--
                              LEVEL 1--         LEVEL 2--       SIGNIFICANT
                             UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                            -------------   -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Pennsylvania                  $ --         $   959,939,584       $ 13        $   959,939,597
  U.S. Possessions                --             292,329,624         --            292,329,624
                                ----         ---------------       ----        ---------------
Total Assets                    $ --         $ 1,252,269,208       $ 13        $ 1,252,269,221
                                ----         ---------------       ----        ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS        Adult Communities Total Services
ARC         Assoc. of Retarded Citizens
AUS         Allegheny United Hospital
BSVHS       Baptist/St. Vincent's Health System
CCMC        Crozer-Chester Medical Center
CKHS        Crozer-Keystone Health System
COP         Certificates of Participation
CPAP        Crime Prevention Assoc. of Philadelphia
DCMH        Delaware County Memorial Hospital
DGABC       Dr. Gertrude A. Barber Center
DGABEI      Dr. Gertrude A. Barber Educational Institute
DGABF       Dr. Gertrude A. Barber Foundation
DOCNHS      Daughters of Charity National Health Systems
DRIVERS     Derivative Inverse Tax Exempt Receipts
EDFA        Economic Devel. Finance Authority
GIH         Germantown Interfaith Housing
GO          General Obligation


                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

GPA         General Purpose Authority
H&EFA       Health and Educational Facilities Authority
H&HEFA      Hospitals and Higher Education Facilities Authority
HDA         Hospital Devel. Authority
HEBA        Higher Education Building Authority
HECR        Hospital Episcopal Cristo Redentor
HEFA        Higher Education Facilities Authority
HEHA        Higher Education and Health Authority
HESL        Hospital Episcopal San Lucas
HFA         Housing Finance Agency
HUHS        Hahnemann University Hospital System
IDA         Industrial Devel. Agency
IEP         Iglesia Episcopal Puertorriquena
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
MAS         Mercy Adult Services
MCMCSPA     Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP         Medical College Of Pennsylvania
MHH         Mercy Haverford Hospital
MHP         Mercy Health Plan
MHSSPA      Mercy Health System of Southeastern Pennsylvania
PA/NJ       Pennsylvania/New Jersey
PPAM        Philadelphia Presbytery Apartments of Morrisville
PSEG        Public Service Enterprise Group
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RR          Residential Resources
RRDC        Residential Resources Devel. Corp.
RRSW        Residential Resources Southwest
SRHS        Sharon Regional Health System
SRPS        Sharon Regional Physicians Services
TASC        Tobacco Settlement Asset-Backed Bonds
UPMC        University of Pittsburgh Medical Center
V.I.        United States Virgin Islands
WMHS        Western Maryland Health Systems

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's

                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                            WHEN-ISSUED OR DELAYED DELIVERY
                                 BASIS TRANSACTIONS
                            -------------------------------
Purchased securities        $                    14,157,205
Sold securities                                   2,315,293

                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $176,448,000 as of October 31, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2011, municipal bond holdings with a value of $279,104,409 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $176,448,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                              COUPON   MATURITY
   AMOUNT    INVERSE FLOATER 1                                           RATE 2     DATE        VALUE
-----------  ---------------------------------------------------------  --------  --------  -------------
$ 3,250,000  Berks County, PA Municipal Authority ROLs                   16.829 %  11/1/31  $   4,110,860
  7,980,000  Chester County, PA IDA (Water Facilities Authority) 3       11.015     2/1/41      8,570,839
  6,240,000  Delaware County, PA IDA ROLs 3                              10.149    11/1/38      6,575,338
  7,500,000  Luzerne County, PA IDA (Water Facility) ROLs 3              11.666     9/1/34      7,678,200
  7,000,000  Montgomery County, PA IDA RITES                             12.571     8/1/38      7,708,750
  3,187,000  PA Austin Trust Various States Inverse Certificates          8.342    10/1/33      3,305,939
  8,000,000  PA Commonwealth Financing Authority DRIVERS                  7.847     6/1/32      8,813,760
  7,500,000  PA Geisinger Authority Health System DRIVERS                15.762     6/1/39      8,706,000
  5,015,000  PA HFA (Single Family Mtg.) DRIVERS                          7.988    10/1/22      5,044,990
  4,320,000  PA HFA (Single Family Mtg.) ROLs 3                           8.639    10/1/32      4,441,824
  3,100,000  PA HFA (Single Family Mtg.) ROLs 3                          10.053    10/1/33      3,308,227
  2,930,000  PA HFA (Single Family Mtg.) ROLs 3                          11.532    10/1/37      3,004,393

                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  6,385,000  PA HFA (Single Family Mtg.) ROLs 3                          10.601    10/1/37      5,697,974
  6,155,000  PA Southcentral General Authority (Hanover Hospital) ROLs   17.994     6/1/29      8,584,009
  9,000,000  PA Turnpike Commission ROLs 3                                7.971    12/1/40      9,959,400
  5,535,000  Puerto Rico Sales Tax Financing Corp. ROLs 3                17.720     8/1/57      7,145,906
                                                                                            -------------
                                                                                            $ 102,656,409
                                                                                            =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.    Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $95,535,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2011 is as follows:

Cost                                $ 64,192,858
Market Value                        $ 35,978,208
Market Value as a % of Net Assets           3.36%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities  $  1,180,220,469 1
                                ================

Gross unrealized appreciation   $     43,255,348
Gross unrealized depreciation       (144,853,780)
                                ----------------
Net unrealized depreciation     $   (101,598,432)
                                ================

1. The Federal tax cost of securities does not include cost of $173,647,184, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
MUNICIPAL BONDS AND NOTES--121.9%
ALABAMA--0.3%
 $         15,000       AL HFA (South Bay Apartments)(1)                     5.950%           02/01/2033        $      15,184
        8,095,000       AL Space Science Exhibit Finance Authority(1)        6.000            10/01/2025            6,772,520
        1,810,000       Andalusia-Opp, AL Airport Authority(1)               5.000            08/01/2026            1,585,940
        2,200,000       Rainbow City, AL Special Health Care
                        Facilities Financing Authority (Regency
                        Pointe)(2)                                           8.250            01/01/2031            1,429,472
           10,000       Selma, AL Industrial Devel. Board
                        (International Paper Company)(1)                     6.000            05/01/2025               10,107
        7,220,000       Tuscaloosa, AL Educational Building Authority
                        (Stillman College)(1)                                5.000            06/01/2026            5,684,017
                                                                                                                -------------
                                                                                                                   15,497,240
ALASKA--0.3%
        2,250,000       AK Industrial Devel. & Export Authority
                        (Anchorage Sportsplex/Grace Community Church
                        Obligated Group)(2)                                  6.150            08/01/2031              630,045
           40,000       AK Industrial Devel. & Export Authority
                        (Snettisham)(1)                                      6.000            01/01/2014               40,108
        1,650,000       AK Industrial Devel. & Export Authority
                        Community Provider (Boys & Girls Home)               5.875            12/01/2027            1,070,157
          500,000       AK Industrial Devel. & Export Authority
                        Community Provider (Boys & Girls Home)               6.000            12/01/2036              324,290
        5,000,000       AK Northern Tobacco Securitization Corp.
                        (TASC)(1)                                            5.000            06/01/2032            3,576,350
       31,850,000       AK Northern Tobacco Securitization Corp. (TASC)      6.125(3)         06/01/2046              883,201
       20,860,000       AK Northern Tobacco Securitization Corp. (TASC)      6.375(3)         06/01/2046              532,973
       10,350,000       Koyukuk, AK (Tanana Chiefs Conference Health
                        Care Facility)(1)                                    7.750            10/01/2041           10,510,632
                                                                                                                -------------
                                                                                                                   17,567,756
ARIZONA--1.9%
        2,900,000       Buckeye, AZ Watson Road Community Facilities
                        District(1)                                          5.750            07/01/2022            2,622,325
        4,700,000       Buckeye, AZ Watson Road Community Facilities
                        District(1)                                          6.000            07/01/2030            3,959,938
        8,483,832       East San Luis, AZ Community Facilities
                        District Special Assessment (Area One)(1)            6.375            01/01/2028            7,109,451
        4,349,000       East San Luis, AZ Community Facilities
                        District Special Assessment (Area Two)(4)            8.500            01/01/2028            3,596,840
          305,000       Estrella Mountain Ranch, AZ Community
                        Facilities District(1)                               5.450            07/15/2021              293,197
          810,000       Estrella Mountain Ranch, AZ Community
                        Facilities District(1)                               5.625            07/15/2025              756,694
          900,000       Estrella Mountain Ranch, AZ Community
                        Facilities District(1)                               5.800            07/15/2030              819,594
        1,015,000       Estrella Mountain Ranch, AZ Community
                        Facilities District(1)                               5.900            07/15/2022              999,887
          335,000       Estrella Mountain Ranch, AZ Community
                        Facilities District(1)                               6.125            07/15/2027              322,709

                  1 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
ARIZONA CONTINUED
 $        500,000       Estrella Mountain Ranch, AZ Community
                        Facilities District(1)                               6.200%           07/15/2032        $     470,030
        1,086,000       Estrella Mountain Ranch, AZ Community
                        Facilities District (Golf Village)(1)                6.000            07/01/2017            1,095,741
        1,255,000       Estrella Mountain Ranch, AZ Community
                        Facilities District (Golf Village)(1)                6.375            07/01/2022            1,225,043
        3,111,000       Estrella Mountain Ranch, AZ Community
                        Facilities District (Golf Village)(1)                6.750            07/01/2032            2,996,764
        1,000,000       Goodyear, AZ IDA Water & Sewer (Litchfield
                        Park Service Company)(1)                             6.750            10/01/2031              950,370
        3,500,000       Maricopa County, AZ IDA (Christian Care
                        Apartments)(1)                                       6.500            01/01/2036            3,507,770
        1,875,000       Maricopa County, AZ IDA (Immanuel Campus
                        Care)(1)                                             8.500            04/20/2041            1,609,181
          315,000       Maricopa County, AZ IDA (Sun King
                        Apartments)(1)                                       6.750            11/01/2018              274,485
        2,345,000       Maricopa County, AZ IDA (Sun King
                        Apartments)(1)                                       6.750            05/01/2031            1,671,891
        3,595,000       Maricopa County, AZ IDA (Sun King Apartments)        9.500            11/01/2031            2,797,881
          449,000       Merrill Ranch, AZ Community Facilities
                        District
                        No. 1 Special Assessment Lien(1)                     5.250            07/01/2024              380,977
          368,000       Merrill Ranch, AZ Community Facilities
                        District
                        No. 2 Special Assessment Lien(1)                     5.250            07/01/2024              312,248
          901,000       Merrill Ranch, AZ Community Facilities District
                        No. 2 Special Assessment Lien(1)                     5.300            07/01/2030              708,024
        1,125,000       Palm Valley, AZ Community Facility District
                        No. 3(1)                                             5.300            07/15/2031              903,668
          420,000       Parkway, AZ Community Facilities District No.
                        1 (Prescott Valley)(1)                               5.300            07/15/2025              362,674
          350,000       Parkway, AZ Community Facilities District No.
                        1 (Prescott Valley)(1)                               5.350            07/15/2031              282,972
        3,275,000       Phoenix, AZ IDA (America West Airlines)              6.250            06/01/2019            2,913,375
        7,500,000       Phoenix, AZ IDA (America West Airlines)              6.300            04/01/2023            6,428,475
        1,650,000       Phoenix, AZ IDA (Espiritu Community Devel.
                        Corp.)(1)                                            6.250            07/01/2036            1,323,135
        1,935,000       Phoenix, AZ IDA (Gourmet Boutique West)(1)           5.875            11/01/2037            1,314,639
        1,700,000       Pima County, AZ IDA (Christian Senior
                        Living)(1)                                           5.050            01/01/2037            1,545,742
        1,250,000       Pima County, AZ IDA (Facility Choice Education
                        & Devel. Corp.)(1)                                   6.250            06/01/2026            1,102,675
        3,700,000       Pima County, AZ IDA (Facility Choice Education
                        & Devel. Corp.)(1)                                   6.375            06/01/2036            3,090,018
       12,400,000       Pima County, AZ IDA (Metro Police Facility)(5)       5.375            07/01/2039           12,735,916
        1,500,000       Pima County, AZ IDA (P.L.C. Charter Schools)         6.750            04/01/2036            1,316,625
          250,000       Pima County, AZ IDA (Paradise Education
                        Center)(1)                                           5.875            06/01/2022              236,335
          550,000       Pima County, AZ IDA (Paradise Education
                        Center)(1)                                           6.000            06/01/2036              478,935
        1,600,000       Pima County, AZ IDA (Sonoran Science
                        Academy)(1)                                          5.670            12/01/2027            1,339,440
        1,960,000       Pima County, AZ IDA (Sonoran Science
                        Academy)(1)                                          5.750            12/01/2037            1,527,252
        3,005,000       Pima County, AZ IDA Water & Wastewater (Global
                        Water Resources)(1)                                  5.450            12/01/2017            2,873,742
        2,215,000       Pima County, AZ IDA Water & Wastewater (Global
                        Water Resources)(1)                                  5.600            12/01/2022            2,003,047

                 2 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
ARIZONA CONTINUED
 $     11,100,000       Pima County, AZ IDA Water & Wastewater (Global
                        Water Resources)(1)                                  5.750%           12/01/2032        $   9,565,425
        9,000,000       Pima County, AZ IDA Water & Wastewater (Global
                        Water Resources)(1)                                  6.550            12/01/2037            8,355,870
        1,320,000       Pinal County, AZ IDA (San Manuel Facility)(1)        6.250            06/01/2026            1,203,484
        1,292,000       Prescott Valley, AZ Southside Community
                        Facilities District No. 1(1)                         7.250            07/01/2032              914,775
        1,500,000       Quail Creek, AZ Community Facilities
                        District(1)                                          5.550            07/15/2030            1,242,255
          265,000       Show Low Bluff, AZ Community Facilities
                        District(1)                                          5.600            07/01/2031              206,159
          200,000       Show Low Bluff, AZ Community Facilities
                        District Special Assessment(1)                       5.200            07/01/2017              191,356
          605,000       Tucson, AZ IDA (Joint Single Family Mtg.)(1)         5.000            01/01/2039              604,958
        4,000,000       Verrado, AZ Community Facilities District
                        No. 1(1)                                             5.350            07/15/2031            3,233,960
                                                                                                                -------------
                                                                                                                  105,777,947
ARKANSAS--0.1%
        7,495,000       Cave Springs, AR Municipal Property (Creeks
                        Special Sewer District)                              6.250            02/01/2038            5,645,609
CALIFORNIA--18.8%
        2,500,000       Adelanto, CA Public Utility Authority(1)             6.750            07/01/2039            2,596,500
          750,000       Alhambra, CA (Atherton Baptist Homes)(1)             7.625            01/01/2040              783,510
          380,000       Anaheim, CA Community Facilities District
                        Special Tax (Platinum Triangle)(1)                   6.000            09/01/2028              381,771
        1,095,000       Anaheim, CA Community Facilities District
                        Special Tax (Platinum Triangle)(1)                   6.000            09/01/2030            1,091,222
        4,070,000       Anaheim, CA Community Facilities District
                        Special Tax (Platinum Triangle)(1)                   6.250            09/01/2040            4,094,257
       11,720,000       Bay Area CA Toll Authority (San Francisco Bay
                        Area)(5)                                             5.500            04/01/2043           12,286,621
          100,000       Blythe, CA Redevel. Agency (Redevel. Project
                        No. 1 Tax Allocation)(1)                             5.750            05/01/2034               86,446
          240,000       Blythe, CA Redevel. Agency (Redevel. Project
                        No. 1 Tax Allocation)(1)                             6.200            05/01/2031              222,139
        5,500,000       Brea, CA Community Facilities District (Brea
                        Plaza Area)(1)                                       7.375            09/01/2039            5,612,035
           25,000       Buena Park, CA Special Tax (Park Mall)(1)            6.125            09/01/2033               22,620
      127,310,000       CA County Tobacco Securitization Agency              6.489(3)         06/01/2046            3,960,614
      107,400,000       CA County Tobacco Securitization Agency              6.619(3)         06/01/2050            1,904,202
       33,920,000       CA County Tobacco Securitization Agency              6.650(3)         06/01/2046              913,466
      215,100,000       CA County Tobacco Securitization Agency              7.000(3)         06/01/2055            2,260,701
      246,760,000       CA County Tobacco Securitization Agency              7.477(3)         06/01/2055            1,450,949
       10,970,000       CA County Tobacco Securitization Agency              8.150(3)         06/01/2033            1,004,304
          255,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            5.250            06/01/2045              163,435
       19,000,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            5.250            06/01/2046           11,343,000
        2,125,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            5.500            06/01/2033            1,791,545
       14,800,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            5.600            06/01/2036           10,708,540
       36,000,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            5.650            06/01/2041           25,391,520

                 3 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
CALIFORNIA CONTINUED
 $     58,530,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            5.700%           06/01/2046        $  41,120,252
        2,610,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            5.875            06/01/2035            2,009,752
        7,285,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            5.875            06/01/2043            5,433,299
        2,930,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            6.000            06/01/2042            2,231,840
        5,000,000       CA County Tobacco Securitization Agency
                        (TASC)(1)                                            6.125            06/01/2038            3,950,650
       57,000,000       CA County Tobacco Securitization Agency (TASC)       6.400(3)         06/01/2046            2,732,580
      525,920,000       CA County Tobacco Securitization Agency (TASC)       6.664(3)         06/01/2050           18,754,307
        9,475,000       CA Dept. of Veterans Affairs Home Purchase(1)        4.900            12/01/2022            9,743,995
       14,855,000       CA Dept. of Veterans Affairs Home Purchase(5)        5.200            12/01/2028           14,911,431
        9,125,000       CA Enterprise Devel. Authority (Sunpower
                        Corp.)(1)                                            8.500            04/01/2031            9,511,170
       13,190,000       CA GO(5)                                             5.050            12/01/2036           12,959,264
       19,000,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)(1)                                            5.000            06/01/2033           13,425,020
        9,815,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)(1)                                            5.125            06/01/2047            6,391,528
      133,715,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)(5)                                            5.750            06/01/2047           96,739,878
       55,000,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)(1)                                            5.750            06/01/2047           39,791,400
      340,000,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               6.000(3)         06/01/2047            2,869,600
       15,000,000       CA Health Facilities Financing Authority
                        (SJHS/SJHCN/SJHE/SJHO Obligated Group)(1)            5.750            07/01/2039           15,654,600
       15,420,000       CA Health Facilities Financing Authority
                        (SJHS/SJHCN/SJHE/SJHO Obligated Group)(5)            5.750            07/01/2039           16,092,929
       11,095,000       CA Health Facilities Financing Authority
                        (Sutter Health/California Pacific Medical
                        Center Obligated Group)(5)                           5.000            11/15/2042           10,931,220
       24,000,000       CA Health Facilities Financing Authority
                        (Sutter Health/California Pacific Medical
                        Center)(5)                                           5.250            11/15/2046           24,023,520
        7,050,000       CA Health Facilities Financing Authority
                        (Sutter Health/California Pacific Medical
                        Center)(1)                                           5.250            11/15/2046            7,056,909
        1,735,000       CA Independent Cities Finance Authority Mobile
                        Home Park (Lamplighter Salinas)(1)                   6.250            07/15/2050            1,738,262
       10,000,000       CA Infrastructure and Economic Devel. (Sanford
                        Consortium)(5)                                       5.000            05/15/2040           10,506,600
        8,600,000       CA M-S-R Energy Authority(1)                         7.000            11/01/2034           10,222,132
        3,300,000       CA Municipal Finance Authority (Casa Griffin
                        Apts.)(1)                                            6.000            10/01/2046            3,196,809
          750,000       CA Municipal Finance Authority (Harbor
                        Regional Center)(1)                                  8.500            11/01/2039              830,603
        6,970,000       CA Public Works(1)                                   5.750            03/01/2030            7,348,889
        1,000,000       CA Public Works(1)                                   6.000            03/01/2035            1,077,630
        3,960,000       CA Public Works(1)                                   6.625            11/01/2034            4,434,052
      160,600,000       CA Silicon Valley Tobacco Securitization
                        Authority                                            8.147(3)         06/01/2056              770,880
       15,000,000       CA Silicon Valley Tobacco Securitization
                        Authority                                            8.150(3)         06/01/2041              874,950

                 4 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
CALIFORNIA CONTINUED
 $     82,250,000       CA Silicon Valley Tobacco Securitization
                        Authority                                            8.435%(3)        06/01/2056        $     245,105
        4,500,000       CA Statewide CDA (Daughters of Charity)(1)           5.250            07/01/2030            3,998,790
           10,000       CA Statewide CDA (Escrow Term)(1)                    6.750            09/01/2037               10,045
       14,400,000       CA Statewide CDA (Fairfield Apartments)(2)           7.250            01/01/2035            6,048,000
        7,500,000       CA Statewide CDA (Lodi Memorial Hospital)(1)         5.000            12/01/2027            7,495,575
        2,019,578       CA Statewide CDA (Microgy Holdings)(2)               9.000            12/01/2038               20,176
        1,500,000       CA Statewide CDA (Notre Dame de Namur
                        University)(1)                                       6.625            10/01/2033            1,399,575
        5,000,000       CA Statewide CDA (Sutter Health Obligated
                        Group)(5)                                            5.500            08/15/2034            5,020,800
        6,000,000       CA Statewide CDA (Sutter Health Obligated
                        Group)(5)                                            5.625            08/15/2042            6,026,100
        4,875,000       CA Statewide CDA (Sutter Health/California
                        Pacific Medical Center Obligated Group)(1)           5.250            11/15/2048            4,879,680
          200,000       CA Statewide CDA Special Tax Community
                        Facilities District No. 2007-1 (Orinda)(1)           5.600            09/01/2020              197,628
      555,300,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           7.001(3)         06/01/2055            4,925,511
      260,000,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           7.876(3)         06/01/2055            1,692,600
        4,500,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)(1)                                 6.000            05/01/2037            3,499,245
          100,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)(1)                                 6.000            05/01/2043               76,019
        1,405,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)(1)                                 6.000            05/01/2043            1,068,067
           55,000       CA Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)(1)              6.700            09/01/2020               40,844
        2,500,000       Calexico, CA Community Redevel. Agency Tax
                        Allocation (Central Business District &
                        Residential Redevel.)(1)                             7.250            08/01/2033            2,616,950
       10,465,000       Cerritos, CA Community College District(5)           5.250            08/01/2033           11,295,733
          165,000       Chino, CA Community Facilities District
                        Special Tax(1)                                       5.000            09/01/2026              148,180
          985,000       Chino, CA Community Facilities District
                        Special Tax No. 2005-1(1)                            5.000            09/01/2023              903,097
        1,490,000       Chino, CA Community Facilities District
                        Special Tax No. 2005-1(1)                            5.000            09/01/2036            1,200,672
          350,000       Chino, CA Community Facilities District
                        Special Tax No. 2009-19-1(1)                         6.250            09/01/2027              354,939
          275,000       Chino, CA Community Facilities District
                        Special Tax No. 2009-19-1(1)                         6.375            09/01/2028              280,077
        1,300,000       Chino, CA Community Facilities District
                        Special Tax No. 2009-19-1(1)                         6.750            09/01/2040            1,336,361
        1,440,000       Coyote Canyon, CA Public Facilities Community
                        Facilities District No. 2004-1(1)                    6.625            09/01/2039            1,475,568
       33,000,000       Desert, CA Community College District(5)             5.000            08/01/2037           34,002,540
           25,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax(1)                            6.300            09/01/2022               25,130

                 5 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
CALIFORNIA CONTINUED
 $        840,000       Elsinore Valley, CA Municipal Water District
                        Community Facilities District No. 2004-1(1)          6.625%           09/01/2040        $     863,890
       10,000,000       Foothill, CA De Anza Community College
                        District(1)                                          5.000            08/01/2040           10,638,100
          100,000       Fort Bragg, CA Redevel. Agency Tax
                        Allocation(1)                                        5.300            05/01/2024              101,569
       15,000,000       Grossmont, CA Union High School District(5)          5.500            08/01/2045           16,512,600
          200,000       Imperial, CA Redevel. Agency Tax Allocation
                        (Imperial Redevel.)(1)                               5.000            12/01/2036              152,442
       80,000,000       Inland, CA Empire Tobacco Securitization
                        Authority (TASC)                                     6.750(3)         06/01/2047            1,689,600
      432,795,000       Inland, CA Empire Tobacco Securitization
                        Authority (TASC)                                     7.626(3)         06/01/2057            3,025,237
    1,000,000,000       Inland, CA Empire Tobacco Securitization
                        Authority (TASC)                                     8.001(3)         06/01/2057            6,990,000
        1,490,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 4(1)           5.700            09/01/2034            1,398,812
          400,000       Jurupa, CA Public Financing Authority(1)             6.000            09/01/2028              404,604
          350,000       Jurupa, CA Public Financing Authority(1)             6.000            09/01/2029              352,828
          310,000       Jurupa, CA Public Financing Authority(1)             6.000            09/01/2030              311,445
          350,000       Jurupa, CA Public Financing Authority(1)             6.000            09/01/2031              350,441
          500,000       Jurupa, CA Public Financing Authority(1)             6.000            09/01/2032              500,290
        1,000,000       Lake Elsinore, CA Unified School District
                        Community Facilities District No. 04-3(1)            5.250            09/01/2029              735,680
        1,335,000       Lathrop, CA Special Tax Community Facilities
                        District No. 03-2(1)                                 7.000            09/01/2033            1,335,708
        8,755,000       Los Angeles County, CA Unified School
                        District(5)                                          5.000            01/01/2034            9,265,708
        1,625,000       Los Angeles, CA Community Facilities District
                        Special Tax (Legends at Cascades)(1)                 5.750            09/01/2040            1,578,119
       31,940,000       Los Angeles, CA Dept. of Airports (Los Angeles
                        International Airport)(5)                            5.375            05/15/2030           33,701,491
        5,000,000       Los Angeles, CA Dept. of Water & Power(5)            5.000            07/01/2034            5,249,800
           90,000       Los Angeles, CA Multifamily Hsg. (Arminta
                        North & South)                                       7.700            06/20/2028               90,009
        4,500,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Air Canada)                                   8.750            10/01/2014            4,500,000
           10,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (American Airlines)(1)                         7.000            12/01/2012                9,881
        5,350,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (American Airlines)(1)                         7.125            12/01/2024            4,930,935
       17,810,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (American Airlines)(1)                         7.500            12/01/2024           16,415,299
       74,145,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (American Airlines)(1)                         7.500            12/01/2024           68,338,705
       12,295,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Delta-Continental Airlines)(1)                9.250            08/01/2024           12,318,852
       26,875,000       Los Angeles, CA Unified School District(5)           5.000            07/01/2030           27,860,421
       30,000,000       Los Angeles, CA Unified School District(5)           5.000            07/01/2032           31,420,800
       11,000,000       Los Angeles, CA Unified School District(5)           5.000            07/01/2032           11,520,960
        7,330,000       Los Angeles, CA Unified School District(5)           5.000            01/01/2034            7,757,922

                 6 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
CALIFORNIA CONTINUED
 $     10,550,000       Los Angeles, CA Unified School District(5)           5.000%           01/01/2034        $  11,165,648
        1,250,000       Modesto, CA Special Tax Community Facilities
                        District No. 4(1)                                    5.150            09/01/2036            1,043,288
        1,470,000       Moreno Valley, CA Unified School District
                        Community Facilities District Special Tax(1)         5.000            09/01/2037            1,227,641
       11,535,000       Newport Beach, CA (Presbyterian Hoag Memorial
                        Hospital)(5)                                         5.000            12/01/2024           11,909,819
       20,000,000       Northern CA Tobacco Securitization Authority
                        (TASC)(1)                                            5.375            06/01/2038           13,682,600
      115,975,000       Northern CA Tobacco Securitization Authority
                        (TASC)                                               6.375(3)         06/01/2045            2,900,535
        2,825,000       Novato, CA Redevel. Agency (Hamilton Field
                        Redevel.)(1)                                         6.750            09/01/2040            3,041,254
        5,925,000       Palm Desert, CA Improvement Bond Act 1915(1)         5.100            09/02/2037            4,217,948
       15,435,000       Peralta, CA Community College District(5)            5.000            08/01/2035           15,742,874
        1,000,000       Perris, CA Community Facilities District
                        Special Tax(1)                                       5.300            09/01/2035              891,350
           10,000       Perris, CA Public Financing Authority, Series
                        A(1)                                                 6.125            09/01/2034               10,018
        1,750,000       Riverside County, CA Redevel. Agency(1)              7.125            10/01/2042            1,929,130
        4,700,000       Riverside, CA (Recovery Zone Facility) COP(1)        5.500            03/01/2040            4,748,222
          400,000       Riverside, CA Special Tax Community Facilities
                        District No. 92-1, Series A(1)                       5.300            09/01/2034              345,980
        1,345,000       Riverside, CA Unified School District Special
                        Tax Community Facilities District No. 15(1)          5.600            09/01/2034            1,282,955
        1,750,000       Sacramento County, CA COP(1)                         5.750            02/01/2030            1,831,060
          325,000       San Bernardino, CA Special Tax Community
                        Facilities District No. 2006-1 (Lytle Creek)(1)      5.625            09/01/2034              311,285
          825,000       San Bernardino, CA Special Tax Community
                        Facilities District No. 2006-1 (Lytle Creek)(1)      5.750            09/01/2040              790,268
        2,000,000       San Buenaventura, CA Community Memorial Health
                        Systems(1)                                           8.000            12/01/2031            2,150,240
        2,200,000       San Diego County, CA COP                             5.700            02/01/2028            1,680,646
       16,260,000       San Francisco, CA Bay Area Toll Authority(5)         5.125            04/01/2047           17,046,114
          750,000       San Francisco, CA City & County Redevel.
                        Financing Authority (Mission Bay North
                        Redevel.)(1)                                         6.750            08/01/2041              807,540
        1,000,000       San Francisco, CA City & County Redevel.
                        Financing Authority (Mission Bay North
                        Redevel.)(1)                                         7.000            08/01/2041            1,053,390
        6,000,000       Santa Clara, CA Redevel. Agency Tax Allocation
                        (Bayshore North)(1)                                  5.750            06/01/2026            6,189,180
       48,440,000       Southern CA Tobacco Securitization Authority(1)      5.125            06/01/2046           31,787,297
      195,570,000       Southern CA Tobacco Securitization Authority         6.383(3)         06/01/2046            4,603,718
       41,325,000       Southern CA Tobacco Securitization Authority         6.400(3)         06/01/2046              926,093
      143,080,000       Southern CA Tobacco Securitization Authority         7.100(3)         06/01/2046            2,954,602
        1,335,000       Susanville, CA Public Financing Authority
                        (Utility Enterprises)(1)                             5.875            06/01/2035            1,318,980
        1,425,000       Susanville, CA Public Financing Authority
                        (Utility Enterprises)(1)                             6.000            06/01/2045            1,412,702

                 7 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
CALIFORNIA CONTINUED
 $      5,425,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh)(1)         5.450%           09/01/2026        $   3,310,010
       11,000,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh)(1)         5.500            09/01/2036            6,240,960
        4,665,000       Tustin, CA Community Facilities District
                        Special Tax (Legacy/Columbus)(1)                     6.000            09/01/2036            4,640,695
          200,000       Upland, CA Community Facilities District (San
                        Antonio)(1)                                          6.100            09/01/2034              188,266
        3,500,000       West Hollywood, CA Community Devel. Commission
                        Tax Allocation (East Side Redevel.)(1)               7.500            09/01/2042            3,748,290
           60,000       West Patterson, CA Financing Authority Special
                        Tax(1)                                               6.700            09/01/2032               56,411
           35,000       West Patterson, CA Financing Authority Special
                        Tax Community Facilities District No.
                        2001-1-A(1)                                          6.500            09/01/2026               33,521
        7,000,000       West Sacramento, CA Special Tax Community
                        Facilities District No. 27(1)                        7.000            09/01/2040            6,780,410
        4,755,000       Western Placer, CA Unified School District(1)        5.750            08/01/2049            4,936,546
       15,000,000       Westminster, CA Redevel. Agency Tax
                        Allocation(5)                                        5.750            11/01/2045           16,337,400
        7,500,000       Westminster, CA Redevel. Agency Tax
                        Allocation(5)                                        6.250            11/01/2039            8,641,200
           75,000       Woodland, CA Special Tax Community Facilities
                        District No. 1(1)                                    6.000            09/01/2028               68,124
                                                                                                                -------------
                                                                                                                1,069,994,713
COLORADO--5.1%
        1,750,000       Arkansas River, CO Power Authority(1)                6.125            10/01/2040            1,777,493
        1,000,000       CO Andonea Metropolitan District No. 2(1)            6.125            12/01/2025              861,330
        2,380,000       CO Andonea Metropolitan District No. 3(1)            6.250            12/01/2035            1,858,613
        5,000,000       CO Arista Metropolitan District(1)                   6.750            12/01/2035            3,751,700
       14,000,000       CO Arista Metropolitan District                      9.250            12/01/2037           13,177,220
        3,000,000       CO Beacon Point Metropolitan District(1)             6.125            12/01/2025            2,883,660
        3,500,000       CO Beacon Point Metropolitan District(1)             6.250            12/01/2035            3,261,510
          500,000       CO Castle Oaks Metropolitan District(1)              6.125            12/01/2035              394,740
        5,590,000       CO Central Marksheffel Metropolitan District(1)      7.250            12/01/2029            5,601,068
        1,000,000       CO Confluence Metropolitan District(1)               5.400            12/01/2027              782,270
        1,000,000       CO Copperleaf Metropolitan District No. 2(1)         5.850            12/01/2026              775,560
        1,850,000       CO Copperleaf Metropolitan District No. 2(1)         5.950            12/01/2036            1,308,468
        1,025,000       CO Country Club Highlands Metropolitan District      7.250            12/01/2037              857,505
        1,699,000       CO Crystal Crossing Metropolitan District(1)         6.000            12/01/2036            1,210,147
        1,235,000       CO Educational and Cultural Facilities
                        Authority (Carbon Valley Academy Charter
                        School)                                              5.625            12/01/2036              892,658
        1,311,000       CO Elbert and Highway 86 Metropolitan
                        District(1)                                          5.750            12/01/2036              974,676
        4,900,000       CO Elbert and Highway 86 Metropolitan District       7.500            12/01/2032            3,538,290
        2,418,000       CO Elkhorn Ranch Metropolitan District               6.375            12/01/2035            1,972,411
          695,000       CO Fallbrook Metropolitan District(1)                5.625            12/01/2026              561,206
        1,800,000       CO Fossil Ridge Metropolitan District No. 1(1)       7.250            12/01/2040            1,795,500
        1,225,000       CO Health Facilities Authority Health &
                        Residential Care Facilities (Volunteers of
                        America)(1)                                          5.300            07/01/2037              977,036
        2,960,000       CO Heritage Todd Creek Metropolitan District(1)      5.500            12/01/2037            2,090,470

                 8 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
COLORADO CONTINUED
 $      5,245,000       CO High Plains Metropolitan District(1)              6.125%           12/01/2025        $   4,438,214
       10,875,000       CO High Plains Metropolitan District(1)              6.250            12/01/2035            8,492,614
          495,000       CO Horse Creek Metropolitan District(1)              5.750            12/01/2036              364,290
          165,000       CO Hsg. & Finance Authority(1)                       8.400            10/01/2021              169,866
            5,000       CO Hsg. & Finance Authority (Single Family)(1)       6.800            04/01/2030                5,125
          500,000       CO Huntington Trails Metropolitan District(1)        6.250            12/01/2036              488,830
        1,700,000       CO Huntington Trails Metropolitan District(1)        8.250            12/01/2037            1,583,584
        2,500,000       CO International Center Metropolitan District
                        No. 3(1)                                             6.500            12/01/2035            1,912,375
        1,128,000       CO Liberty Ranch Metropolitan District               6.250            12/01/2036              877,764
        1,875,000       CO Madre Metropolitan District No. 2(1)              5.500            12/01/2036            1,168,050
        2,800,000       CO Mountain Shadows Metropolitan District(1)         5.625            12/01/2037            2,049,712
        1,665,000       CO Multifamily Hsg. Revenue Bond Pass-Through
                        Certificates (MS Loveland/American
                        International Obligated Group)(1)                    6.000(6)         11/01/2033            1,606,625
        3,000,000       CO Murphy Creek Metropolitan District No. 3(2)       6.000            12/01/2026            1,490,370
       10,060,000       CO Murphy Creek Metropolitan District No. 3          6.125            12/01/2035            4,945,094
        2,275,000       CO Neu Towne Metropolitan District(2)                7.250            12/01/2034              683,660
        1,290,000       CO North Range Metropolitan District No. 2(1)        5.500            12/15/2018            1,249,339
        1,000,000       CO North Range Metropolitan District No. 2(1)        5.500            12/15/2037              848,500
        4,500,000       CO Northwest Metropolitan District No. 3(1)          6.125            12/01/2025            4,061,160
        7,855,000       CO Northwest Metropolitan District No. 3(1)          6.250            12/01/2035            6,775,252
       12,585,000       CO Park Valley Water and Sanitation
                        Metropolitan District                                6.000(3)         12/15/2017            4,933,320
        1,590,000       CO Potomac Farms Metropolitan District(1)            7.250            12/01/2037            1,203,121
          320,000       CO Potomac Farms Metropolitan District(1)            7.625            12/01/2023              308,557
          810,000       CO Prairie Center Metropolitan District No.
                        3(1)                                                 5.250            12/15/2021              727,907
          985,000       CO Prairie Center Metropolitan District No.
                        3(1)                                                 5.400            12/15/2031              797,988
        1,250,000       CO Prairie Center Metropolitan District No.
                        3(1)                                                 5.400            12/15/2031            1,012,675
        2,275,000       CO Regency Metropolitan District(1)                  5.750            12/01/2036            1,699,061
       16,250,000       CO Regional Transportation District (Denver
                        Transportation Partners)(1)                          6.000            01/15/2034           16,657,713
        6,530,000       CO Regional Transportation District (Denver
                        Transportation Partners)(1)                          6.000            01/15/2041            6,653,352
        3,500,000       CO Regional Transportation District COP
                        (Denver Transportation Partners)(1)                  5.375            06/01/2031            3,717,210
        1,750,000       CO Serenity Ridge Metropolitan District No. 2        7.500            12/01/2034              840,893
        1,320,000       CO Silver Peaks Metropolitan District(1)             5.750            12/01/2036              958,465
        5,175,000       CO Sorrell Ranch Metropolitan District(1)            5.750            12/01/2036            4,621,534
        1,720,000       CO Sorrell Ranch Metropolitan District(4)            6.750            12/15/2036            1,555,946
        1,330,000       CO Stoneridge Metropolitan District(1)               5.625            12/01/2036              975,622
        8,000,000       CO Talon Pointe Metropolitan District                8.000            12/01/2039            7,672,480
          655,000       CO Todd Creek Farms Metropolitan District No.
                        1(2)                                                 6.125            12/01/2019              326,518
          695,000       CO Traditions Metropolitan District No. 2(1)         5.750            12/01/2036              590,771
        4,390,000       CO Traditions Metropolitan District No. 2 CAB        0.000(7)         12/15/2037            3,608,009
        3,780,000       CO Waterview I Metropolitan District                 8.000            12/15/2032            3,556,753

                 9 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
COLORADO CONTINUED
 $        500,000       CO Wheatlands Metropolitan District(1)               6.000%           12/01/2025        $     425,370
        2,500,000       CO Wheatlands Metropolitan District(1)               6.125            12/01/2035            1,952,025
        4,000,000       CO Wheatlands Metropolitan District No. 2            8.250            12/15/2035            3,846,160
        3,875,000       CO Woodmen Heights Metropolitan District No.
                        1(4)                                                 6.750            12/01/2020            2,035,809
       21,195,000       CO Woodmen Heights Metropolitan District No.
                        1(4)                                                 7.000            12/01/2030           10,689,486
          500,000       CO Wyndham Hill Metropolitan District(1)             6.250            12/01/2025              426,445
          892,000       CO Wyndham Hill Metropolitan District(1)             6.375            12/01/2035              708,052
       18,510,000       Colorado Springs, CO Urban Renewal (University
                        Village Colorado)(1)                                 7.000            12/01/2029           16,689,542
       70,375,000       Denver, CO City & County Airport Special
                        Facilities (United Air Lines)(1)                     5.250            10/01/2032           58,701,195
       35,200,000       Denver, CO City & County Airport Special
                        Facilities (United Air Lines)(1)                     5.750            10/01/2032           31,319,552
          950,000       Denver, CO International Business Center
                        Metropolitan District No. 1(1)                       5.000            12/01/2030              923,220
        1,700,000       Denver, CO International Business Center
                        Metropolitan District No. 1(1)                       5.375            12/01/2035            1,697,637
          675,000       Eagle County, CO Airport Terminal Corp.(1)           5.250            05/01/2020              649,708
          750,000       Tabernash Meadows, CO Water & Sanitation
                        District(1)                                          7.125            12/01/2034              771,218
                                                                                                                -------------
                                                                                                                  287,767,269
CONNECTICUT--0.1%
          145,000       CT Devel. Authority (Bridgeport Hydraulic
                        Company)(1)                                          6.150            04/01/2035              144,993
          125,000       CT Devel. Authority (Bridgeport Hydraulic
                        Company)(1)                                          6.150            04/01/2035              124,994
           25,000       CT H&EFA (Bridgeport Hospital/Bridgeport
                        Hospital Foundation Obligated Group)                 6.500            07/01/2012               25,096
           20,000       CT H&EFA (St. Mary's Hospital Corp.)(1)              5.500            07/01/2012               20,012
          470,000       Georgetown, CT Special Taxing District(2)            5.125            10/01/2036              231,804
        3,750,000       Mashantucket, CT Western Pequot Tribe, Series
                        B(2)                                                 5.500            09/01/2036            1,379,213
        1,750,000       Mashantucket, CT Western Pequot Tribe, Series
                        B(2)                                                 5.750            09/01/2027              644,788
        6,000,000       Mashantucket, CT Western Pequot Tribe, Series
                        B(2,8)                                               6.500            09/01/2031            2,209,260
        1,360,000       West Haven, CT Hsg. Authority (Meadow Landing
                        Apartments)(1)                                       6.000            01/01/2028            1,355,689
                                                                                                                -------------
                                                                                                                    6,135,849
DELAWARE--0.1%
        1,400,000       Bridgeville, DE Special Obligation (Heritage
                        Shores)(1)                                           5.450            07/01/2035              997,038
        6,939,000       Millsboro, DE Special Obligation (Plantation
                        Lakes)(1)                                            5.450            07/01/2036            5,086,773
                                                                                                                -------------
                                                                                                                    6,083,811
DISTRICT OF COLUMBIA--3.7%
       10,000,000       District of Columbia (Howard University)(1)          6.250            10/01/2032           10,429,200
       25,610,000       District of Columbia (Howard University)(1)          6.500            10/01/2041           27,037,758
        5,000,000       District of Columbia (National Public Radio)(5)      5.000            04/01/2035            5,182,250

                 10 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
DISTRICT OF COLUMBIA CONTINUED
 $     28,525,000       District of Columbia (National Public Radio)(5)      5.000%           04/01/2043        $  28,912,345
        3,200,000       District of Columbia Center for Strategic &
                        International Studies(1)                             6.375            03/01/2031            3,254,528
        2,000,000       District of Columbia Center for Strategic &
                        International Studies(1)                             6.625            03/01/2041            2,052,060
           60,000       District of Columbia HFA (Benning Road
                        Apartments)(1)                                       6.300            01/01/2012               59,853
           95,000       District of Columbia Tobacco Settlement
                        Financing Corp.(1)                                   6.250            05/15/2024               95,047
       32,680,000       District of Columbia Tobacco Settlement
                        Financing Corp.                                      6.750            05/15/2040           32,230,977
    1,375,680,000       District of Columbia Tobacco Settlement
                        Financing Corp. (TASC)                               6.897(3)         06/15/2055           11,707,037
    1,055,000,000       District of Columbia Tobacco Settlement
                        Financing Corp. (TASC)                               7.250(3)         06/15/2055            6,836,400
       29,315,000       Metropolitan Washington D.C. Airport
                        Authority(5)                                         5.000            10/01/2032           29,869,927
       16,615,000       Metropolitan Washington D.C. Airport Authority
                        (Dulles Toll Road)                                   1.060(3)         10/01/2041           13,643,407
       37,520,000       Metropolitan Washington D.C. Airport Authority
                        (Dulles Toll Road-Metrorail)(1)                      0.000(7)         10/01/2044           25,126,394
       12,100,000       Metropolitan Washington D.C. Airport
                        Authority, Series B(5)                               5.000            10/01/2034           12,222,018
                                                                                                                -------------
                                                                                                                  208,659,201
FLORIDA--15.9%
        1,040,000       Aberdeen, FL Community Devel. District(2)            5.250            11/01/2015              542,058
          300,000       Aberdeen, FL Community Devel. District(2)            5.500            11/01/2011              156,363
       22,500,000       Aberdeen, FL Community Devel. District(4)            5.500            05/01/2036           11,163,375
        8,000,000       Alachua County, FL Industrial Devel. Revenue
                        (North Florida Retirement Village)(1)                5.875            11/15/2042            6,289,120
        5,350,000       Amelia Concourse, FL Community Devel.
                        District(2)                                          5.750            05/01/2038            2,050,923
          195,000       Arborwood, FL Community Devel. District
                        (Centex Homes)(1)                                    5.250            05/01/2016              181,594
       13,820,000       Arlington Ridge, FL Community Devel. District        5.500            05/01/2036            5,470,094
        2,200,000       Avelar Creek, FL Community Devel. District(1)        5.375            05/01/2036            1,755,798
        1,045,000       Avignon Villages, FL Community Devel.
                        District(2)                                          5.300            05/01/2014              260,947
          755,000       Avignon Villages, FL Community Devel.
                        District(2)                                          5.400            05/01/2037              188,531
        2,545,000       Bainebridge, FL Community Devel. District(4)         5.500            05/01/2038            1,517,354
       14,970,000       Baker, FL Correctional Devel. Corp. (Detention
                        Center)                                              7.500            02/01/2030           12,332,136
        2,175,000       Bay Laurel Center, FL Community Devel.
                        District Special Assessment(1)                       5.450            05/01/2037            1,781,129
          225,000       Bayshore, FL Hsg. Corp.(2)                           8.000            12/01/2016               56,174
        4,290,000       Baywinds, FL Community Devel. District(1)            4.900            05/01/2012            3,770,910
       10,230,000       Baywinds, FL Community Devel. District(1)            5.250            05/01/2037            5,179,551
       10,640,000       Bella Verde, FL Golf Community Devel.
                        District(2)                                          7.250            12/18/2008            2,947,174
       10,000,000       Bonnet Creek, FL Resort Community Devel.
                        District Special Assessment(1)                       7.375            05/01/2034            9,542,400

                 11 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
FLORIDA CONTINUED
 $      9,625,000       Bonnet Creek, FL Resort Community Devel.
                        District Special Assessment(1)                       7.500%           05/01/2034        $   9,311,129
        3,840,000       Boynton Village, FL Community Devel. District
                        Special Assessment                                   6.000            05/01/2038            3,049,114
           75,000       Broward County, FL Educational Facilities
                        Authority (Pompano Oaks Apartments)(1)               6.000            12/01/2027               75,069
       12,475,000       Broward County, FL HFA (Pembroke Village
                        Apartments)(1)                                       7.000            06/01/2046            9,935,839
          360,000       Broward County, FL HFA (Single Family)(1)            5.000            10/01/2039              360,763
           15,000       Broward County, FL HFA (Stirling Apartments)(1)      5.600            10/01/2018               15,002
          125,000       Broward County, FL HFA (Stirling Apartments)(1)      5.750            04/01/2038              116,503
        5,845,000       Buckeye Park, FL Community Devel. District(2)        7.875            05/01/2038            2,588,341
          770,000       Cascades, FL Groveland Community Devel.
                        District(1)                                          5.300            05/01/2036              539,393
       25,500,000       CFM, FL Community Devel. District, Series A(2)       6.250            05/01/2035           10,779,105
        2,500,000       Chapel Creek, FL Community Devel. District
                        Special Assessment(2)                                5.200            05/01/2011              824,275
        3,665,000       Chapel Creek, FL Community Devel. District
                        Special Assessment(2)                                5.250            05/01/2015            1,208,387
       12,480,000       Chapel Creek, FL Community Devel. District
                        Special Assessment(2)                                5.500            05/01/2038            4,114,781
       26,530,000       Clearwater Cay, FL Community Devel. District(2)      5.500            05/01/2037           10,102,889
           55,000       Collier County, FL IDA (Allete)(1)                   6.500            10/01/2025               55,006
       16,095,000       Concord Stations, FL Community Devel.
                        District(1)                                          5.300            05/01/2035            9,022,052
        3,775,000       Connerton West, FL Community Devel. District(2)      5.125            05/01/2016            1,514,568
        4,310,000       Connerton West, FL Community Devel. District(2)      5.400            05/01/2038            1,729,215
        4,900,000       Copperstone, FL Community Devel. District(1)         5.200            05/01/2038            3,558,331
        3,230,000       Creekside, FL Community Devel. District(2)           5.200            05/01/2038            1,355,986
        2,625,000       Crosscreek, FL Community Devel. District(2)          5.500            05/01/2017            1,129,039
        1,255,000       Crosscreek, FL Community Devel. District(2)          5.600            05/01/2039              539,788
        9,200,000       Cypress Creek of Hillsborough County, FL
                        Community Devel. District(1)                         5.350            05/01/2037            4,438,264
           45,000       Dade County, FL HFA (Golden Lakes
                        Apartments)(1)                                       6.050            11/01/2039               43,017
           30,000       Dade County, FL HFA (Green Vista Apartments)(1)      6.125            07/01/2029               30,019
           90,000       Dade County, FL HFA (Siesta Pointe
                        Apartments)(1)                                       5.650            09/01/2017               90,125
        1,520,000       Dade County, FL IDA (Miami Cerebral Palsy
                        Residence)(1)                                        8.000            06/01/2022            1,472,591
           75,000       Dade County, FL Res Rec(1)                           5.500            10/01/2013               75,238
        7,745,000       Deer Run, FL Community Devel. District Special
                        Assessment(2)                                        7.625            05/01/2039            6,216,834
        2,595,000       Durbin Crossing, FL Community Devel. District
                        Special Assessment(2)                                5.250            11/01/2015            1,999,162
        3,310,000       East Homestead, FL Community Devel. District(1)      5.375            05/01/2036            2,412,825
        2,185,000       East Park, FL Community Devel. District
                        Special Assessment(2)                                7.500            05/01/2039            1,776,864
        1,055,000       Easton Park, FL Community Devel. District(1)         5.200            05/01/2037              830,644
       30,615,000       Fiddler's Creek, FL Community Devel. District
                        No. 2(2)                                             6.000            05/01/2038           11,040,075

                 12 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
FLORIDA CONTINUED
 $      3,085,000       FL Capital Trust Agency (American
                        Opportunity)(2)                                      5.750%           06/01/2023        $     771,188
        2,000,000       FL Capital Trust Agency (American
                        Opportunity)(2)                                      5.875            06/01/2038              499,960
          940,000       FL Capital Trust Agency (American
                        Opportunity)(2)                                      7.250            06/01/2038               93,981
          685,000       FL Capital Trust Agency (American
                        Opportunity)(2)                                      8.250            06/01/2038               34,236
        7,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)(2)                                       7.000            07/15/2032            2,806,650
       13,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)(2)                                       8.260            07/15/2038            5,200,910
        1,750,000       FL Capital Trust Agency (Miami Community
                        Charter School)(1)                                   7.000            10/15/2040            1,614,323
        2,350,000       FL Gateway Services Community Devel. District
                        (Sun City Center)(1)                                 6.500            05/01/2033            2,230,362
        1,480,000       FL Gateway Services District (Water & Sewer)(1)      6.000            10/01/2019            1,483,818
           30,000       FL HFA (Hsg. Partners of Panama City)(1)             5.700            05/01/2037               27,482
          100,000       FL HFA (Mar Lago Village Apartments)(1)              5.900            12/01/2027               99,379
          115,000       FL HFA (Reserve at Kanapaha)(1)                      5.700            07/01/2037              103,972
           20,000       FL HFA (Spinnaker Cove Apartments)(1)                6.500            07/01/2036               19,999
        1,345,000       FL HFA (St. Cloud Village Associates)                8.000            02/15/2030            1,095,166
           95,000       FL HFA (Stoddert Arms Apartments)(1)                 6.250            09/01/2026               95,000
           35,000       FL HFA (Willow Lake Apartments)(1)                   5.250            01/01/2021               34,177
           70,000       FL HFA (Willow Lake Apartments)(1)                   5.350            07/01/2027               64,347
          100,000       FL HFC (Ashton Point Apartments)(1)                  5.750            07/01/2036              100,051
           75,000       FL HFC (Brittany of Rosemont)(1)                     6.250            07/01/2035               72,830
           20,000       FL HFC (East Lake Apartments)(1)                     5.050            10/01/2026               18,724
           45,000       FL HFC (Grande Pointe Apartments)(1)                 6.000            07/01/2038               45,029
           25,000       FL HFC (Raceway Pointe Apartments)(1)                5.950            09/01/2032               25,001
           10,000       FL HFC (River Trace Senior Apartments)(1)            5.800            01/01/2041               10,004
           10,000       FL HFC (Sanctuary Winterlakes)(1)                    5.850            09/01/2026               10,008
          170,000       FL HFC (Spring Harbor Apartments)(1)                 5.900            08/01/2039              164,907
           10,000       FL HFC (Sundance Pointe Associates)(1)               5.850            02/01/2037               10,006
        4,935,000       FL HFC (Westchase Apartments)                        6.610            07/01/2038            3,452,674
        8,330,000       FL Island at Doral III Community Devel.
                        District Special Assessment(1)                       5.900            05/01/2035            7,769,974
        3,400,000       FL Lake Ashton II Community Devel. District(4)       5.375            05/01/2036            2,492,574
        1,555,000       FL New Port Tampa Bay Community Devel.
                        District(2)                                          5.300            11/01/2012              313,037
       24,390,000       FL New Port Tampa Bay Community Devel.
                        District(2)                                          5.875            05/01/2038            4,909,951
        1,500,000       FL Parker Road Community Devel. District             5.350            05/01/2015              855,915
        1,440,000       FL Parker Road Community Devel. District             5.600            05/01/2038              840,211
        1,490,000       Flora Ridge, FL Educational Facilities Benefit
                        District(1)                                          5.300            05/01/2037            1,164,435
        1,510,000       Forest Creek, FL Community Devel. District(1)        5.450            05/01/2036            1,335,444
        4,683,132       Forest Creek, FL Community Devel. District(4)        5.450            05/01/2036            2,937,026
           80,000       Forest Creek, FL Community Devel. District(4)        7.000            11/01/2013               77,822
        8,265,000       Glades, FL Correctional Devel. Corp. (Glades
                        County Detention)(1)                                 7.375            03/01/2030            7,593,469
       12,200,000       Greater Lakes/Sawgrass Bay, FL Community
                        Devel. District(2)                                   5.500            05/01/2038            5,257,102

                 13 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
FLORIDA CONTINUED
 $      2,805,000       Greyhawk Landing, FL Community Devel. District
                        Special Assessment(1)                                7.000%           05/01/2033        $   2,810,891
        5,670,000       Hammocks, FL Community Devel. District Special
                        Assessment(1)                                        5.500            05/01/2037            4,551,706
        3,400,000       Harrison Ranch, FL Community Devel. District(1)      5.300            05/01/2038            2,876,230
       10,980,000       Heritage Bay, FL Community Devel. District(1)        5.500            05/01/2036            9,288,751
       17,305,000       Heritage Harbour North, FL Community Devel.
                        District(1)                                          6.375            05/01/2038           14,678,101
        1,910,000       Heritage Plantation, FL Community Devel.
                        District(2)                                          5.100            11/01/2013              764,974
        3,480,000       Heritage Plantation, FL Community Devel.
                        District(4)                                          5.400            05/01/2037            1,393,775
          930,000       Highland Meadows, FL Community Devel. District
                        Special Assessment, Series A(2)                      5.500            05/01/2036              361,668
       13,500,000       Highlands County, FL Health Facilities
                        Authority (ABH/AGH/AHSGA Obligated Group)(5)         5.125            11/15/2032           13,717,485
       10,000,000       Highlands County, FL Health Facilities
                        Authority (ABH/AGH/AHSGA Obligated Group)(5)         5.250            11/15/2036           10,161,100
       11,765,000       Highlands, FL Community Devel. District(2)           5.550            05/01/2036            6,075,564
       13,700,000       Hillsborough County, FL IDA (H. Lee Moffitt
                        Cancer Center)(1,9)                                  5.000            07/01/2031           13,290,233
        2,000,000       Hillsborough County, FL IDA (National Gypsum
                        Company)(1)                                          7.125            04/01/2030            1,789,300
        8,150,000       Hillsborough County, FL IDA (Senior Care
                        Group)(1)                                            6.700            07/01/2021            8,089,690
        6,035,000       Hillsborough County, FL IDA (Senior Care
                        Group)(1)                                            6.750            07/01/2029            5,729,388
       10,930,000       Indigo, FL Community Devel. District                 5.750            05/01/2036            5,980,896
        1,115,000       Keys Cove, FL Community Devel. District(1)           5.875            05/01/2035            1,079,844
          905,000       Lake Frances, FL Community Devel. District
                        Special Assessment(2)                                5.300            05/01/2037              514,230
       17,000,000       Lakeland, FL Energy System(5)                        5.250            10/01/2036           18,884,110
        2,000,000       Lakeside Landings, FL Devel. District(2)             5.250            05/01/2013              820,620
          750,000       Lakeside Landings, FL Devel. District(2)             5.500            05/01/2038              307,733
        8,940,000       Lakewood Ranch, FL Stewardship District(1)           5.500            05/01/2036            6,158,855
       17,280,000       Lakewood Ranch, FL Stewardship District
                        (Country Club East Investors)(1)                     5.400            05/01/2037           11,861,683
           40,475       Largo, FL Sun Coast Health System (Sun Coast
                        Hospital)(2)                                         6.200            03/01/2013                   --
            5,000       Lee County, FL IDA (Cypress Cove Healthpark)(1)      6.250            10/01/2017                4,478
        1,100,000       Legends Bay, FL Community Devel. District            5.500            05/01/2014              891,176
        4,155,000       Legends Bay, FL Community Devel. District            5.875            05/01/2038            2,808,822
          100,000       Leon County, FL Educational Facilities
                        Authority (Southgate Residence Hall)(1)              6.750            09/01/2028               92,541
        1,315,000       Liberty County, FL Revenue (Twin Oaks)(1)            8.250            07/01/2028            1,301,640
        1,355,000       Madison County, FL Mtg. (Twin Oaks)(1)               6.000            07/01/2025            1,240,990
        5,000,000       Magnolia Creek, FL Community Devel. District(2)      5.600            05/01/2014            2,253,550
        5,360,000       Magnolia Creek, FL Community Devel. District(2)      5.900            05/01/2039            2,415,806
        2,805,000       Magnolia West, FL Community Devel. District
                        Special Assessment                                   5.350            05/01/2037            1,544,742
        2,900,000       Main Street, FL Community Devel. District(1)         6.800            05/01/2038            2,515,460

                 14 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
FLORIDA CONTINUED
 $     14,915,000       Martin County, FL IDA (Indiantown Cogeneration)      7.875%           12/15/2025        $  14,961,535
        1,235,000       Martin County, FL IDA (Indiantown Cogeneration)      8.050            12/15/2025            1,238,853
       15,000,000       Miami-Dade County, FL Aviation (Miami
                        International Airport)(5)                            5.000            10/01/2040           15,041,250
        2,700,000       Miami-Dade County, FL Aviation (Miami
                        International Airport)(1)                            5.375            10/01/2035            2,802,492
       16,975,000       Miami-Dade County, FL Building Better
                        Communities(1)                                       5.000            07/01/2041           17,734,971
       10,000,000       Miami-Dade County, FL School Board COP(5)            5.000            02/01/2027           10,562,100
       10,000,000       Miami-Dade County, FL School Board COP(5)            5.250            02/01/2027           10,717,600
       50,000,000       Miami-Dade County, FL School Board COP(5)            5.375            02/01/2034           52,693,000
       18,500,000       Miromar Lakes, FL Community Devel. District(1)       6.875            05/01/2035           15,238,450
        9,325,000       Miromar Lakes, FL Community Devel. District(1)       7.375            05/01/2032            8,347,833
       13,155,000       Montecito, FL Community Devel. District(2)           5.100            05/01/2013            5,471,296
        5,525,000       Montecito, FL Community Devel. District              5.500            05/01/2037            2,297,903
          650,000       Moody River, FL Estates Community Devel.
                        District(1)                                          5.350            05/01/2036              401,564
       16,000,000       Myrtle Creek, FL Improvement District Special
                        Assessment(1)                                        5.200            05/01/2037           12,333,280
       10,960,000       Nassau County, FL (Nassau Care Centers)(1)           6.900            01/01/2038            9,599,097
        5,305,000       Naturewalk, FL Community Devel. District(4)          5.300            05/01/2016            2,657,328
        6,320,000       Naturewalk, FL Community Devel. District(4)          5.500            05/01/2038            3,165,751
       13,680,000       North Springs, FL Improvement District
                        (Parkland Golf-Country Club)(1)                      5.450            05/01/2026           12,086,143
        3,855,000       Oak Creek, FL Community Devel. District
                        Special Assessment(1)                                5.800            05/01/2035            3,293,905
        2,750,000       Oakmont Grove, FL Community Devel. District
                        Special Assessment(2)                                5.250            05/01/2012              961,978
        4,595,000       Oakmont Grove, FL Community Devel. District
                        Special Assessment(2)                                5.400            05/01/2038            1,607,377
        3,020,000       Old Palm, FL Community Devel. District (Palm
                        Beach Gardens)(1)                                    5.375            05/01/2014            2,962,439
        1,535,000       Orange County, FL Health Facilities Authority
                        (GF Orlando/CFGH Obligated Group)(1)                 8.875            07/01/2021            1,557,887
        3,200,000       Orange County, FL Health Facilities Authority
                        (GF Orlando/CFGH Obligated Group)(1)                 9.000            07/01/2031            3,236,512
          750,000       Orange County, FL Health Facilities Authority
                        (Orlando Lutheran Tower)(1)                          5.500            07/01/2032              633,023
          100,000       Orange County, FL HFA (Loma Vista)(1)                5.450            09/01/2024               94,263
        3,000,000       Orange County, FL HFA (Loma Vista)(1)                5.500            03/01/2032            2,639,310
            5,000       Orange County, FL HFA (Park Avenue Villas)(1)        5.250            09/01/2031                5,001
        3,750,000       Palm Bay, FL Educational Facilities (Patriot
                        Charter School)(2)                                   7.000            07/01/2036            1,124,738
       13,000,000       Palm Beach County, FL Health Facilities
                        Authority (Bethesda Healthcare System)(1)            5.250            07/01/2040           13,239,070
           55,000       Palm Beach County, FL HFA (Golden Lake Hsg.
                        Assoc.)(1)                                           6.100            08/01/2029               55,052

                 15 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
FLORIDA CONTINUED
 $     13,575,000       Palm Coast Park, FL Community Devel. District
                        Special Assessment(1)                                5.700%           05/01/2037        $   8,331,249
        2,700,000       Palm Glades, FL Community Devel. District(1)         5.300            05/01/2036            2,093,013
        6,435,000       Palm Glades, FL Community Devel. District
                        Special Assessment(1)                                7.125            05/01/2039            5,333,907
        1,850,000       Palm River, FL Community Devel. District(2)          5.150            05/01/2013              736,504
        1,565,000       Palm River, FL Community Devel. District(2)          5.375            05/01/2036              623,042
        1,535,000       Panther Trails, FL Community Devel. District(1)      5.600            05/01/2036            1,407,119
        1,500,000       Parkway Center, FL Community Devel. District,
                        Series A(1)                                          6.300            05/01/2034            1,191,450
        6,245,000       Pine Ridge Plantation, FL Community Devel.
                        District(2)                                          5.400            05/01/2037            3,988,619
        2,250,000       Pinellas County, FL Educational Facilities
                        Authority (Pinellas Prep Academy)(1)                 7.125            09/15/2041            2,243,655
        4,620,000       Pinellas County, FL Health Facility Authority
                        (St. Mark Village)(1)                                5.650            05/01/2037            3,910,091
           30,000       Pinellas County, FL HFA (Single Family Hsg.)(1)      5.200            03/01/2037               29,480
        1,805,000       Poinciana West, FL Community Devel. District
                        Special Assessment(1)                                6.000            05/01/2037            1,607,966
        1,500,000       Port St. Lucie, FL Special Assessment (Peacock
                        & Lowry)(1)                                          5.350            07/01/2027            1,264,080
       10,400,000       Portico, FL Community Devel. District(1)             5.450            05/01/2037            4,886,232
        3,005,000       Portofino Cove, FL Community Devel. District
                        Special Assessment(2)                                5.500            05/01/2038            1,190,611
        5,905,000       Portofino Isles, FL Community Devel. District
                        (Portofino Court)(2)                                 5.600            05/01/2036            1,744,987
        1,000,000       Portofino Landings, FL Community Devel.
                        District Special Assessment(2)                       5.200            05/01/2017              396,210
        1,955,000       Portofino Landings, FL Community Devel.
                        District Special Assessment(2)                       5.400            05/01/2038              774,591
        2,470,000       Portofino Vista, FL Community Devel.
                        District(2)                                          5.000            05/01/2013              978,639
        2,935,000       Quarry, FL Community Devel. District(1)              5.500            05/01/2036            2,361,648
          465,000       Renaissance Commons, FL Community Devel.
                        District, Series A(1)                                5.600            05/01/2036              381,765
        6,490,000       Renaissance, FL Community Devel. District(1)         7.000            05/01/2033            6,300,881
        7,200,000       Reunion East, FL Community Devel. District(4)        5.800            05/01/2036            3,532,896
       10,000,000       Reunion East, FL Community Devel. District,
                        Series A                                             7.375            05/01/2033            6,968,200
       27,835,000       Reunion West, FL Community Devel. District(4)        6.250            05/01/2036           17,066,195
        6,415,000       Ridgewood Trails, FL Community Devel.
                        District(4)                                          5.650            05/01/2038            3,277,295
        9,195,000       River Bend, FL Community Devel. District(2)          5.450            05/01/2035            3,888,106
        5,795,000       River Bend, FL Community Devel. District(2)          7.125            11/01/2015            2,493,646
        7,890,000       River Glen, FL Community Devel. District
                        Special Assessment(2)                                5.450            05/01/2038            3,094,853
        3,495,000       Riverwood Estates, FL Community Devel.
                        District Special Assessment(2)                       5.350            05/01/2037              717,558
        2,925,000       Rolling Hills, FL Community Devel. District          5.125            11/01/2013            1,650,197
        8,210,000       Rolling Hills, FL Community Devel. District          5.450            05/01/2037            4,110,829
          200,000       Santa Rosa Bay, FL Bridge Authority                  6.250            07/01/2028               94,376

                 16 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
FLORIDA CONTINUED
 $      1,895,000       Sarasota County, FL Educational Facilities
                        (School of Arts & Sciences)(1)                       6.500%           07/01/2040        $   1,830,399
       27,450,000       Sarasota, FL National Community Devel.
                        District Special Assessment(2)                       5.300            05/01/2039            8,177,630
        4,410,000       Seminole County, FL IDA (Progressive Health)(1)      7.500            03/01/2035            3,833,437
        6,850,000       Shingle Creek, FL Community Devel. District(2)       6.100            05/01/2025            2,690,749
       25,060,000       Shingle Creek, FL Community Devel. District(2)       6.125            05/01/2037            9,843,819
          775,000       Six Mile Creek, FL Community Devel.
                        District(10)                                         5.500            05/01/2017              252,038
        8,625,000       Six Mile Creek, FL Community Devel.
                        District(10)                                         5.875            05/01/2038            2,804,936
        6,900,000       South Bay, FL Community Devel. District(2)           5.125            11/01/2009            2,210,829
       14,510,000       South Bay, FL Community Devel. District(2)           5.375            05/01/2013            3,161,874
       16,775,000       South Bay, FL Community Devel. District(2)           5.950            05/01/2036            5,374,878
       11,000,000       South Fork East, FL Community Devel.
                        District(1)                                          5.350            05/01/2036            8,395,860
        3,615,000       South Fork East, FL Community Devel.
                        District(2)                                          6.500            05/01/2038            1,519,421
        2,230,000       South Fork East, FL Community Devel. District        7.000            11/01/2015            1,734,672
        3,900,000       St. John's Forest, FL Community Devel.
                        District,
                        Series A(1)                                          6.125            05/01/2034            3,378,102
        3,100,000       St. Johns County, FL IDA (Glenmoor Health
                        Care)(1)                                             5.375            01/01/2040            2,415,551
        3,500,000       St. Johns County, FL IDA (Presbyterian
                        Retirement)(1)                                       5.875            08/01/2040            3,511,480
        3,500,000       St. Johns County, FL IDA (Presbyterian
                        Retirement)(1)                                       6.000            08/01/2045            3,536,365
        1,000,000       St. Johns County, FL IDA (St. John's County
                        Welfare Federation)(1)                               5.250            10/01/2041              722,110
        4,610,000       Stoneybrook, FL South Community Devel.
                        District(4)                                          5.800            05/01/2039            1,988,339
        5,800,000       Sweetwater Creek, FL Community Devel.
                        District(10)                                         5.500            05/01/2038            2,612,958
        1,000,000       Tavares, FL First Mtg. (Osprey Lodge
                        Lakeview)(1)                                         8.375            07/01/2036            1,000,560
        1,360,000       Tavares, FL First Mtg. (Osprey Lodge
                        Lakeview)(1)                                         8.750            07/01/2046            1,366,501
       16,765,000       Tern Bay, FL Community Devel. District(2)            5.000            05/01/2015            4,154,535
       19,075,000       Tern Bay, FL Community Devel. District(2)            5.375            05/01/2037            4,726,976
       33,640,000       Tolomato, FL Community Devel. District Special
                        Assessment                                           6.650            05/01/2040           20,963,775
        2,790,000       Town Center, FL at Palm Coast Community Devel.
                        District(1)                                          6.000            05/01/2036            1,922,673
        4,950,000       Treeline, FL Preservation Community Devel.
                        District(4)                                          6.800            05/01/2039            2,350,953
          705,000       Turnbull Creek, FL Community Devel. District
                        Special Assessment(1)                                5.250            05/01/2037              459,350
        1,345,000       Two Creeks, FL Community Devel. District(1)          5.250            05/01/2037              885,266
       10,235,000       Verandah East, FL Community Devel. District(1)       5.400            05/01/2037            5,776,429
        7,555,000       Verano Center, FL Community Devel. District(1)       5.375            05/01/2037            4,168,169
        2,500,000       Villa Portofino East, FL Community Devel.
                        District(1)                                          5.200            05/01/2037            1,922,300
        1,265,000       Villa Vizcaya, FL Community Devel. District
                        Special Assessment(2)                                5.550            05/01/2039              637,927
        1,955,000       Villages of Westport, FL Community Devel.
                        District                                             5.400            05/01/2020            1,343,183
        8,340,000       Villages of Westport, FL Community Devel.
                        District                                             5.700            05/01/2035            4,755,301
        2,690,000       Villagewalk of Bonita Springs, FL Community
                        Devel. District(1)                                   5.150            05/01/2038            1,867,075

                 17 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
FLORIDA CONTINUED
 $      4,395,000       Waterford Estates, FL Community Devel.
                        District Special Assessment(2)                       5.125%           05/01/2013        $   1,309,754
        3,350,000       Waterford Estates, FL Community Devel.
                        District Special Assessment(2)                       5.500            05/01/2037              998,334
        3,735,000       Watergrass, FL Community Devel. District
                        Special Assessment(1)                                5.125            11/01/2014            2,517,577
        2,270,000       Watergrass, FL Community Devel. District
                        Special Assessment(1)                                5.375            05/01/2039            1,131,981
        3,190,000       Waterlefe, FL Community Devel. District Golf
                        Course(2)                                            8.125            10/01/2025               63,768
        6,425,000       Waters Edge, FL Community Devel. District(2)         5.350            05/01/2039            2,832,204
        3,025,000       Waters Edge, FL Community Devel. District(2)         5.400            05/01/2039            1,333,450
       14,800,000       Waterstone, FL Community Devel. District(2)          5.500            05/01/2018            5,927,548
        2,300,000       West Villages, FL Improvement District               5.350            05/01/2015            1,775,577
       15,005,000       West Villages, FL Improvement District(2)            5.500            05/01/2037            6,701,383
       20,600,000       West Villages, FL Improvement District               5.500            05/01/2038            9,619,788
       18,550,000       West Villages, FL Improvement District               5.800            05/01/2036            9,392,978
       14,925,000       Westridge, FL Community Devel. District(2)           5.800            05/01/2037            5,676,127
       11,210,000       Westside, FL Community Devel. District(4)            5.650            05/01/2037            4,623,565
       17,340,000       Westside, FL Community Devel. District(4)            7.200            05/01/2038            7,162,981
        7,420,000       Wyld Palms, FL Community Devel. District(2)          5.400            05/01/2015            2,298,048
        4,340,000       Wyld Palms, FL Community Devel. District(2)          5.500            05/01/2038            1,344,141
        3,830,000       Zephyr Ridge, FL Community Devel. District(2)        5.250            05/01/2013            1,523,612
        2,665,000       Zephyr Ridge, FL Community Devel. District(2)        5.625            05/01/2037            1,060,164
                                                                                                                -------------
                                                                                                                  902,543,331
GEORGIA--1.7%
           60,000       Acworth, GA Hsg. Authority (Wingate Falls
                        Apartments)(1)                                       6.200            03/01/2027               60,060
           25,000       Acworth, GA Hsg. Authority (Wingate Falls
                        Apartments)(1)                                       6.200            03/01/2029               25,022
           35,000       Americus-Sumter County, GA Hospital Authority
                        (South Georgia Methodist Home for the Aging)(1)      6.250            05/15/2016               34,998
        2,575,000       Atlanta, GA Devel. Authority Student Hsg.
                        (Clark Atlanta University)                           6.250            07/01/2014            1,802,268
        3,000,000       Atlanta, GA Devel. Authority Student Hsg.
                        (Clark Atlanta University)                           6.250            07/01/2036            1,559,970
        4,500,000       Atlanta, GA Tax Allocation (Beltline)(1)             7.500            01/01/2031            4,764,510
          775,000       Atlanta, GA Tax Allocation (Beltline)(1)             7.500            01/01/2031              813,766
          140,000       Atlanta, GA Urban Residential Finance
                        Authority (Spring Branch Apartments)(2)              4.250            04/01/2026               42,274
          240,000       Charlton County, GA Solid Waste Management
                        Authority (Chesser Island Road Landfill)(1)          7.375            04/01/2018              239,988
           25,000       Cherokee County, GA Hospital Authority (RT
                        Jones Memorial Hospital)(1)                          7.300            12/01/2013               26,556
           50,000       Crisp County, GA Devel. Authority
                        (International Paper Company)(1)                     6.200            02/01/2020               50,544
          455,000       East Point, GA (Camp Creek), Series B(1)             8.000            02/01/2026              458,158

                 18 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
GEORGIA CONTINUED
       31,945,000       Fulton County, GA Devel. Authority (Piedmont
                        Healthcare)(5)                                       5.000%           06/15/2029        $  32,891,520
       13,730,000       Fulton County, GA Devel. Authority (Piedmont
                        Healthcare/Piedmont Hospital/Piedmont Hospital
                        Foundation Obligated Group)(5)                       5.250            06/15/2037           14,018,742
        6,000,000       Fulton County, GA Residential Care Facilities
                        (Lenbrook Square Foundation)(1)                      5.000            07/01/2027            4,584,720
        2,770,000       Fulton County, GA Residential Care Facilities
                        (Lenbrook Square Foundation)(1)                      5.000            07/01/2029            2,052,986
        1,000,000       Fulton County, GA Residential Care Facilities
                        (Lenbrook Square Foundation)(1)                      5.125            07/01/2042              681,850
       10,000,000       GA Environmental Loan Acquisition Corp. (Local
                        Water Authority)(1)                                  5.125            03/15/2031           10,703,500
       24,150,000       Irwin County, GA COP(2)                              8.000            08/01/2037           13,330,076
        2,000,000       Marietta, GA Devel. Authority (University
                        Facilities)(1)                                       7.000            06/15/2039            1,961,480
          430,000       Savannah, GA EDA (Skidway Health & Living
                        Services)(1)                                         6.850            01/01/2019              434,274
        1,055,000       Savannah, GA EDA (Skidway Health & Living
                        Services)(1)                                         7.400            01/01/2024            1,039,914
        2,985,000       Savannah, GA EDA (Skidway Health & Living
                        Services)(1)                                         7.400            01/01/2034            2,865,600
                                                                                                                -------------
                                                                                                                   94,442,776
HAWAII--0.1%
          400,000       HI Dept. of Transportation (Continental
                        Airlines)(1)                                         5.625            11/15/2027              345,056
        6,450,000       HI Dept. of Transportation (Continental
                        Airlines)(1)                                         7.000            06/01/2020            6,449,033
        1,000,000       Kuakini, HI Health System (KMC/KHS/KGC/KSS
                        Obligated Group)(1)                                  6.300            07/01/2022            1,000,020
                                                                                                                -------------
                                                                                                                    7,794,109
IDAHO--0.0%
            5,000       ID Hsg. & Finance Assoc. (Single Family
                        Mtg.)(1)                                             5.350            01/01/2025                5,066
        1,900,000       Nampa, ID Local Improvement District No. 148(1)      6.625            09/01/2030            1,937,791
                                                                                                                -------------
                                                                                                                    1,942,857
ILLINOIS--7.6%
        1,400,000       Annawan, IL Tax Increment (Patriot Renewable
                        Fuels)(1)                                            5.625            01/01/2018            1,165,290
        4,100,000       Bolingbrook, IL Will and Du Page Counties
                        Wastewater Facilities (Crossroads Treatment)(1)      6.600            01/01/2035            3,523,335
       30,685,000       Caseyville, IL Tax (Forest Lakes)                    7.000            12/30/2022           18,628,250
        5,000,000       Chicago, IL Board of Education(9)                    5.000            12/01/2041            5,001,750
       10,000,000       Chicago, IL Board of Education(9)                    5.500            12/01/2039           10,615,500
       32,500,000       Chicago, IL GO(5)                                    5.250            01/01/2033           33,384,000
           65,000       Chicago, IL Midway Airport, Series B(1)              5.625            01/01/2029               65,023
           35,000       Chicago, IL Multifamily Hsg. (Cottage View
                        Terrace)(1)                                          6.125            02/20/2042               35,327
          360,000       Chicago, IL O'Hare International Airport
                        (Delta Airlines)(1)                                  6.450            05/01/2018              360,000
        8,000,000       Chicago, IL Transit Authority Sales Tax
                        Receipts(9)                                          5.250            12/01/2040            8,255,680

                 19 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
ILLINOIS CONTINUED
 $     10,032,000       Cortland, IL Special Tax (Sheaffer System)(4)        5.500%           03/01/2017        $   6,086,314
          915,000       Country Club Hills, IL GO(1)                         5.000            12/01/2026              860,429
          965,000       Country Club Hills, IL GO(1)                         5.000            12/01/2027              897,315
        1,010,000       Country Club Hills, IL GO(1)                         5.000            12/01/2028              928,230
        1,060,000       Country Club Hills, IL GO(1)                         5.000            12/01/2029              965,734
        1,120,000       Country Club Hills, IL GO(1)                         5.000            12/01/2030            1,013,746
        1,175,000       Country Club Hills, IL GO(1)                         5.000            12/01/2031            1,053,999
        2,425,000       Country Club Hills, IL GO(1)                         5.000            12/01/2032            2,158,177
          354,000       Deerfield, IL (Chicago land Conservative
                        Jewish High School Foundation)(1)                    6.000(3)         10/01/2031               86,532
          677,000       Deerfield, IL (Chicago land Conservative
                        Jewish High School Foundation)(1)                    6.000            10/01/2042              632,934
        1,000,000       Du Page County, IL Special Service Area No. 31
                        Special Tax (Monarch Landing)(1)                     5.625            03/01/2036              799,060
        1,585,000       Franklin Park, IL GO(1)                              6.250            07/01/2030            1,760,317
        3,750,000       Gilberts, IL Special Service Area No. 19
                        Special Tax (Conservancy)(2)                         5.375            03/01/2016            1,691,663
        1,375,000       Godfrey, IL (United Methodist Village)(1)            5.875            11/15/2029              767,470
        6,165,000       Harvey, IL GO                                        5.500            12/01/2027            5,222,372
        2,500,000       Harvey, IL GO                                        5.625            12/01/2032            2,073,700
           13,123       IL Devel. Finance Authority (Community
                        Rehabilitation Providers)(1)                         8.250            08/01/2012               10,275
          285,000       IL Devel. Finance Authority Solid Waste
                        (WSREC)(1)                                           8.250            04/01/2023              286,052
       11,300,000       IL Educational Facilities Authority (Plum
                        Creek Rolling Meadows)(1)                            6.500            12/01/2037            9,432,788
       41,175,000       IL Finance Authority (Advocate Health Care)(5)       5.375            04/01/2044           42,235,622
       11,000,000       IL Finance Authority (Advocate Health Care)(5)       5.375            04/01/2044           11,283,324
          685,000       IL Finance Authority (Advocate Health Care)(1)       5.375            04/01/2044              702,646
       20,000,000       IL Finance Authority (Advocate Health Care)(5)       5.500            04/01/2044           20,668,734
        3,195,000       IL Finance Authority (Bethel Terrace
                        Apartments)(1)                                       5.375            09/01/2035            2,758,659
          145,000       IL Finance Authority (Bridgeway/Bridgeway
                        Foundation/Occupation Devel. Center Obligated
                        Group)(1)                                            4.625            07/01/2027               96,445
        5,000,000       IL Finance Authority (Central Dupage Health
                        System/Central Dupage Hospital Assoc.)(5)            5.375            11/01/2039            5,143,950
       12,500,000       IL Finance Authority (Central Dupage Health)(5)      5.500            11/01/2039           12,962,125
        4,750,000       IL Finance Authority (DeKalb Supportive
                        Living)(1)                                           6.100            12/01/2041            3,732,455
        2,250,000       IL Finance Authority (Franciscan
                        Communities)(1)                                      5.500            05/15/2027            1,910,610
        2,750,000       IL Finance Authority (Franciscan
                        Communities)(1)                                      5.500            05/15/2037            2,138,675
        2,000,000       IL Finance Authority (Friendship Village
                        Schaumburg)(1)                                       5.375            02/15/2025            1,754,600
        2,000,000       IL Finance Authority (Friendship Village
                        Schaumburg)(1)                                       5.625            02/15/2037            1,636,380
       30,000,000       IL Finance Authority (Illinois River Energy)(1)      8.500            07/01/2019           18,136,200
          850,000       IL Finance Authority (Luther Oaks)(1)                6.000            08/15/2026              730,320
        1,500,000       IL Finance Authority (Luther Oaks)(1)                6.000            08/15/2039            1,175,400

                 20 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
ILLINOIS CONTINUED
 $      3,265,000       IL Finance Authority (Lutheran Social Services
                        of Illinois/Vesper Management Corp. Obligated
                        Group)(1)                                            5.000%           08/15/2024        $   2,656,567
        3,640,000       IL Finance Authority (Lutheran Social Services
                        of Illinois/Vesper Management Corp. Obligated
                        Group)(1)                                            5.125            08/15/2028            2,818,889
        2,108,612       IL Finance Authority (Monarch Landing)(4,11)         7.000            12/01/2027                   21
       10,332,198       IL Finance Authority (Monarch Landing)(4,11)         7.000            12/01/2037                  103
       25,303,342       IL Finance Authority (Monarch Landing)(4,11)         7.000            12/01/2042                  253
        1,250,000       IL Finance Authority (Montgomery Place)(1)           5.500            05/15/2026            1,139,013
        2,050,000       IL Finance Authority (Montgomery Place)(1)           5.750            05/15/2038            1,778,068
        6,350,000       IL Finance Authority (OSF Healthcare System)(1)      5.750            11/15/2033            6,458,141
       21,000,000       IL Finance Authority (Provena Health)(1)             7.750            08/15/2034           23,346,960
        1,090,000       IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW
                        Obligated Group)(1)                                  7.250            11/01/2030            1,226,860
        2,000,000       IL Finance Authority (Sedgebrook)(4,11)              6.000            11/15/2027                   20
        9,000,000       IL Finance Authority (Sedgebrook)(4,11)              6.000            11/15/2037                   90
        8,500,000       IL Finance Authority (Sedgebrook)(4,11)              6.000            11/15/2042                   85
        1,500,000       IL Finance Authority (The New Admiral at the
                        Lake)(1)                                             8.000            05/15/2040            1,526,760
        5,775,000       IL Finance Authority (The New Admiral at the
                        Lake)(1)                                             8.000            05/15/2046            5,878,026
        2,850,000       IL Finance Authority (Uno Charter School
                        Network)(1)                                          7.125            10/01/2041            2,871,489
        8,700,000       IL Health Facilities Authority(2)                    6.900            11/15/2033            3,042,651
        5,780,000       IL Health Facilities Authority (Sherman Health
                        System)(1)                                           5.250            08/01/2022            5,781,214
       40,000,000       IL Metropolitan Pier & Exposition Authority
                        (McCormick Place Exposition)(5)                      5.500            06/15/2050           40,920,400
        7,140,000       Lake County, IL Special Service Area No. 8(2)        7.125            03/01/2037            3,482,606
          500,000       Lombard, IL Public Facilities Corp.
                        (Conference Center & Hotel)(1)                       5.500            01/01/2036              348,225
       13,635,000       Lombard, IL Public Facilities Corp.
                        (Conference Center & Hotel)(1)                       7.125            01/01/2036            9,169,401
        2,950,000       Manhattan, IL Special Service Area Special Tax
                        (Groebe Farm-Stonegate)(2)                           5.750            03/01/2022              885,620
        4,000,000       Manhattan, IL Special Service Area Special Tax
                        (Groebe Farm-Stonegate)(2)                           6.125            03/01/2040            1,200,840
        1,778,000       Manhattan, IL Special Service Area Special Tax
                        (Lakeside Towns Liberty)(2)                          5.750            03/01/2022              622,673
          245,000       Peoria, IL Hsg. (Peoria Oak Woods
                        Apartments)(1)                                       7.750            10/15/2033              226,956
        3,500,000       Plano, IL Special Service Area No. 5(1)              6.000            03/01/2036            2,971,185
        4,745,000       Quad Cities, IL Regional EDA (Heritage Woods
                        Moline)(1)                                           6.000            12/01/2041            3,674,765
        6,050,000       Quad Cities, IL Regional EDA (Pheasant Ridge
                        Apartments)                                          6.375            08/01/2040            3,790,083
              162       Robbins, IL Res Rec (Robbins Res Rec
                        Partners)(1)                                         7.250            10/15/2024                  148
        2,500,000       Southwestern IL Devel. Authority
                        (Comprehensive Mental Health Center)(1)              6.625            06/01/2037            2,396,925

                 21 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
ILLINOIS CONTINUED
 $      1,500,000       Southwestern IL Devel. Authority (Eden
                        Retirement Center)(1)                                5.850%           12/01/2036        $   1,008,120
       15,555,000       Southwestern IL Devel. Authority (Local
                        Government Programming)(1)                           7.000            10/01/2022           15,252,300
        6,215,000       Southwestern IL Devel. Authority (Village of
                        Sauget)(1)                                           5.625            11/01/2026            4,640,368
       15,230,000       Southwestern IL Devel. Authority Solid Waste
                        Disposal (Center Ethanol Company)(1)                 8.250            12/01/2019           11,393,106
        5,000,000       University of Illinois (Auxiliary System
                        Facilities)(1)                                       5.000            04/01/2030            5,001,500
        8,315,000       Upper, IL River Valley Devel. Authority
                        (Living Springs McHenry)(1)                          6.100            12/01/2041            6,533,761
        3,025,000       Vernon Hills, IL Tax Increment (Town Center)(1)      6.250            12/30/2026            2,685,504
        3,140,000       Volo Village, IL Special Service Area
                        (Lancaster Falls)(1)                                 5.750            03/01/2036            2,555,960
        5,500,000       Volo Village, IL Special Service Area
                        (Remington Pointe)(1)                                6.450            03/01/2034            4,916,065
        2,000,000       Will-Kankakee, IL Regional Devel. Authority
                        (Senior Estates Supportive Living)(1)                7.000            12/01/2042            1,779,920
        5,080,000       Yorkville, IL United City Special Services
                        Area Special Tax (Bristol Bay)(1)                    5.875            03/01/2036            4,568,546
                                                                                                                -------------
                                                                                                                  433,377,594
INDIANA--2.0%
          975,000       Anderson, IN Multifamily Hsg. (Cross Lakes
                        Apartments)(1)                                       8.000            12/01/2045              995,543
        1,160,000       Anderson, IN Multifamily Hsg. (Cross Lakes
                        Apartments)(1)                                       9.000            12/01/2045            1,113,762
       17,570,000       Bluffton, IN Solid Waste Disposal Facility
                        (Bluffton Subordinate Industrial Bio-Energy)(1)      7.500            09/01/2019           11,587,239
        4,300,000       Carmel, IN Redevel. District COP(1)                  6.500            07/15/2035            4,258,419
       14,700,000       Carmel, IN Redevel. District COP(1)                  7.750            01/15/2030           16,080,330
       11,830,000       Carmel, IN Redevel. District COP(1)                  8.000            01/15/2035           12,995,610
        1,475,000       East Chicago, IN Solid Waste Disposal (USG
                        Corp.)(1)                                            5.500            09/01/2028            1,081,382
        5,805,000       East Chicago, IN Solid Waste Disposal (USG
                        Corp.)(1)                                            6.375            08/01/2029            4,679,411
           25,000       Fort Wayne, IN Pollution Control (General
                        Motors Corp.)(2)                                     6.200            10/15/2025                  600
          600,000       Hammond, IN Local Public Improvement
                        District(1)                                          6.500            08/15/2030              609,456
        1,000,000       Hammond, IN Local Public Improvement
                        District(1)                                          6.750            08/15/2035            1,018,700
            5,000       IN Bond Bank (Southwestern Bartholomew Water
                        Corp.)(1)                                            6.625            06/01/2012                5,012
        1,675,000       IN Finance Authority (BHI Senior Living)(1)          5.500            11/15/2031            1,649,976
        2,850,000       IN Finance Authority (BHI Senior Living)(1)          5.750            11/15/2041            2,827,742
       11,505,000       IN Finance Authority (Marian University)(1)          6.375            09/15/2041           11,473,361
          925,000       IN Finance Authority Educational Facilities
                        (Irvington Community)(1)                             9.000            07/01/2039            1,074,887
        3,485,000       IN Health & Educational Facilities Financing
                        Authority (AH/SVH Obligated Group)(1)                5.000            11/15/2036            3,544,628
        1,835,000       IN Health Facility Financing Authority
                        (Methodist Hospitals)(1)                             5.500            09/15/2031            1,594,890

                 22 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
INDIANA CONTINUED
 $        550,000       Indianapolis, IN Pollution Control (General
                        Motors Corp.)(2)                                     5.625%           04/01/2011        $      13,195
           75,000       Jasper County, IN Economic Devel.
                        (Georgia-Pacific Corp.)(1)                           5.600            04/01/2029               74,256
          215,000       Jasper County, IN Economic Devel.
                        (Georgia-Pacific Corp.)(1)                           5.625            12/01/2027              214,200
           30,000       North Manchester, IN (Estelle Peabody Memorial
                        Home)(2)                                             6.500            07/01/2015               10,439
       17,505,000       North Manchester, IN (Estelle Peabody Memorial
                        Home)(2)                                             7.250            07/01/2033            6,091,390
           60,000       Petersburg, IN Pollution Control (Indianapolis
                        Power & Light Company)(1)                            6.375            11/01/2029               60,949
        6,820,000       Shelbyville, IN Redevel. District Tax
                        Increment (Central Shelbyville Economic)(1)          6.500            07/01/2022            6,400,365
          230,000       St. Joseph County, IN Economic Devel. (Holy
                        Cross Village Notre Dame)(1)                         5.550            05/15/2019              224,837
        5,675,000       Vincennes, IN Economic Devel. (Southwest
                        Indiana Regional Youth Village)(1)                   6.250            01/01/2024            5,046,153
       22,940,000       Wabash County, IN Economic Devel. (North
                        Manchester Ethanol)                                  9.250            07/01/2020           17,154,991
        4,500,000       Wabash County, IN Economic Devel. (North
                        Manchester Ethanol)                                 14.000            07/01/2020            3,478,545
                                                                                                                -------------
                                                                                                                  115,360,268
IOWA--2.1%
          500,000       Cedar Rapids, IA (Cottage Grove Place)               5.875            07/01/2028              313,580
        1,960,000       Cedar Rapids, IA (Cottage Grove Place)               6.000            07/01/2014            1,731,582
        5,475,000       Dickinson County, IA Hsg. (Spirit Lake)(1)           5.875            12/01/2036            4,542,060
          300,000       IA Finance Authority (Amity Fellowserve)(1)          5.900            10/01/2016              286,329
          765,000       IA Finance Authority (Amity Fellowserve)(1)          6.000            10/01/2028              631,179
          940,000       IA Finance Authority (Amity Fellowserve)(1)          6.375            10/01/2026              841,131
        2,190,000       IA Finance Authority (Amity Fellowserve)(1)          6.500            10/01/2036            1,928,864
        1,160,000       IA Finance Authority (Boys & Girls Home and
                        Family Services)                                     5.900            12/01/2028              752,353
        1,000,000       IA Finance Authority Senior Hsg. (Bethany
                        Manor)(1)                                            5.550            11/01/2041              845,360
        1,240,000       IA Finance Authority Senior Hsg. (Wedum Walnut
                        Ridge)(1)                                            5.375            06/01/2025              923,056
       36,910,000       IA Tobacco Settlement Authority(1)                   5.375            06/01/2038           27,062,412
       45,000,000       IA Tobacco Settlement Authority(1)                   5.500            06/01/2042           32,604,300
      360,990,000       IA Tobacco Settlement Authority                      7.125(3)         06/01/2046            6,649,436
       60,000,000       IA Tobacco Settlement Authority (TASC)(1)            5.625            06/01/2046           43,047,600
                                                                                                                -------------
                                                                                                                  122,159,242
KANSAS--0.1%
           20,000       Goddard, KS Industrial Revenue (IFR Systems)         6.250            05/01/2012               20,078
           55,000       KS Devel. Finance Authority (VS/VSCF/JGCCF
                        Obligated Group)(1)                                  5.500            11/15/2015               53,431
        1,225,000       Lenexa, KS Multifamily Hsg. (Meadows
                        Apartments)(1)                                       7.950            10/15/2035            1,074,595

                 23 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
KANSAS CONTINUED
 $      4,500,000       Olathe, KS Tax Increment (Gateway)                   5.000%           03/01/2026        $   2,196,765
        2,500,000       Olathe, KS Transportation Devel. District
                        (Gateway)                                            5.000            12/01/2028            1,153,075
        2,475,000       Wyandotte County/Kansas City, KS Unified
                        Government Industrial Devel. (Crestwood
                        Apartments)(2)                                       6.950            06/01/2037              187,110
                                                                                                                -------------
                                                                                                                    4,685,054
KENTUCKY--0.4%
           15,000       Elizabethtown, KY Industrial Building
                        (Elizabethtown Medical Rehabilitation)(1)           10.250            12/01/2016               15,013
       28,805,000       Kenton County, KY Airport (Delta Airlines)(2)        8.000            12/01/2015                  288
       31,750,000       Kenton County, KY Airport (Delta Airlines)(2)        8.000            12/01/2015                  318
       27,170,000       Kenton County, KY Airport (Delta Airlines)(2)        8.000            12/01/2015                  272
       45,560,000       Kenton County, KY Airport (Delta Airlines)(2)        8.000            12/01/2015                  456
          150,000       Kenton County, KY Airport (Delta Airlines)(2)        8.000            12/01/2015                    2
        2,385,000       Kuttawa, KY (1st Mtg.-GF/Kentucky)(1)                6.750            03/01/2029            2,254,374
       14,000,000       KY EDFA (Baptist Healthcare System)(5)               5.375            08/15/2024           15,320,900
        1,250,000       KY EDFA (Masonic Home Independent Living II)(1)      7.250            05/15/2041            1,257,625
        1,000,000       KY EDFA (Masonic Home Independent Living II)(1)      7.375            05/15/2046            1,012,910
                                                                                                                -------------
                                                                                                                   19,862,158
LOUISIANA--1.6%
          175,000       Caddo Parish, LA Industrial Devel. Board
                        (Pennzoil Products Company)(1)                       5.600            12/01/2028              175,072
           20,000       De Soto Parish, LA Environmental Improvement
                        (International Paper Company)(1)                     5.600            11/01/2022               20,005
        1,200,000       Juban Park, LA Community Devel. District
                        Special Assessment(2)                                5.150            10/01/2014              533,172
        3,535,000       LA CDA (Eunice Student Hsg. Foundation)              7.375            09/01/2033            2,932,565
       11,415,000       LA HFA (La Chateau)(1)                               7.250            09/01/2039           11,989,745
          920,000       LA Local Government EF&CD Authority (Cypress
                        Apartments)(1)                                       8.000            04/20/2028              823,667
          430,000       LA Local Government EF&CD Authority (Sharlo
                        Apartments)(1)                                       8.000            06/20/2028              364,236
        5,350,000       LA Public Facilities Authority (Progressive
                        Healthcare)(1)                                       6.375            10/01/2028            4,297,655
       65,120,000       LA Tobacco Settlement Financing Corp. (TASC)(1)      5.875            05/15/2039           65,162,979
        7,400,000       Lakeshore Villages, LA Master Community Devel.
                        District(4)                                          5.250            07/01/2017            2,957,854
           60,000       New Orleans, LA Sewage Service(1)                    5.400            06/01/2017               60,124
                                                                                                                -------------
                                                                                                                   89,317,074
MAINE--0.3%
        2,000,000       ME H&HEFA (Maine General Medical Center)(1)          6.750            07/01/2041            2,064,200
           15,000       North Berwick, ME (Hussey Seating Company)(1)        7.000            12/01/2013               15,028
        4,800,000       Rumford, ME Pollution Control (Boise Cascade
                        Corp.)(1)                                            6.625            07/01/2020            4,523,568

                 24 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
MAINE CONTINUED
 $     12,265,000       Rumford, ME Solid Waste Disposal (Boise
                        Cascade Corp.)(1)                                    6.875%           10/01/2026        $  10,937,559
                                                                                                                -------------
                                                                                                                   17,540,355
MARYLAND--0.3%
        6,807,000       Brunswick, MD Special Obligation (Brunswick
                        Crossing)(1)                                         5.500            07/01/2036            5,298,841
        5,135,000       MD EDC Student Hsg. (Bowie State University)(1)      6.000            06/01/2023            4,923,900
          400,000       MD EDC Student Hsg. (University of Maryland)(1)      5.625            10/01/2023              297,040
        8,500,000       MD EDC Student Hsg. (University of Maryland)(1)      5.750            10/01/2033            5,616,715
          600,000       MD H&HEFA (King Farm Presbyterian Community)(1)      5.300            01/01/2037              448,176
          925,000       MD H&HEFA (Washington Christian Academy)(2)          5.500            07/01/2038              404,688
        2,250,000       Salisbury, MD Special Obligation (Villages at
                        Aydelotte Farm)                                      5.250            01/01/2037              903,960
                                                                                                                -------------
                                                                                                                   17,893,320
MASSACHUSETTS--2.4%
        1,750,000       MA Devel. Finance Agency (Boston Architectural
                        College)(1)                                          5.000            01/01/2027            1,400,770
        1,500,000       MA Devel. Finance Agency (Boston Architectural
                        College)(1)                                          5.000            01/01/2037            1,100,940
          800,000       MA Devel. Finance Agency (Eastern Nazarene
                        College)(1)                                          5.625            04/01/2019              794,936
        2,630,000       MA Devel. Finance Agency (Eastern Nazarene
                        College)(1)                                          5.625            04/01/2029            2,369,209
        6,905,000       MA Devel. Finance Agency (Lasell College)(1)         6.000            07/01/2041            6,934,484
        1,507,094       MA Devel. Finance Agency (Linden Ponds)              0.435(3)         11/15/2056                7,445
          303,005       MA Devel. Finance Agency (Linden Ponds)(1)           5.500            11/15/2046              184,103
        5,707,785       MA Devel. Finance Agency (Linden Ponds)(1)           6.250            11/15/2046            4,061,203
           65,000       MA Devel. Finance Agency (May Institute)(1)          5.750            09/01/2029               56,950
          225,000       MA Devel. Finance Agency (Regis College)(1)          5.250            10/01/2018              218,144
        1,000,000       MA Devel. Finance Agency (VOA Concord)(1)            5.200            11/01/2041              724,440
       20,335,000       MA Educational Financing Authority, Series H(5)      6.350            01/01/2030           22,073,455
           45,000       MA H&EFA (Holyoke Hospital)(1)                       6.500            07/01/2015               42,817
        1,350,000       MA H&EFA (North Adams Regional Hospital)(2)          6.625            07/01/2018              602,748
        6,300,000       MA H&EFA (Tufts Medical Center)(1)                   5.000            05/15/2022            6,462,099
       50,080,000       MA HFA, Series A(5)                                  5.250            07/01/2025           50,373,331
       10,500,000       MA HFA, Series A(5)                                  5.300            06/01/2049           10,490,977
       17,790,000       MA HFA, Series C(5)                                  5.350            12/01/2042           17,953,668
        8,330,000       MA HFA, Series C(5)                                  5.400            12/01/2049            8,099,875
           50,000       MA Port Authority (Delta Air Lines)                  5.000            01/01/2027               37,853
                                                                                                                -------------
                                                                                                                  133,989,447
MICHIGAN--3.9%
       10,100,000       Detroit, MI City School District(5)                  6.000            05/01/2029           11,178,781
          100,000       Detroit, MI GO(1)                                    5.000            04/01/2014               95,426
        5,850,000       Detroit, MI GO(1)                                    5.000            04/01/2021            4,916,516
          225,000       Detroit, MI GO(1)                                    5.250            04/01/2014              215,937

                 25 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
MICHIGAN CONTINUED
 $      2,600,000       Detroit, MI GO(1)                                    5.250%           04/01/2016        $   2,403,492
          350,000       Detroit, MI GO(1)                                    5.250            04/01/2017              317,909
        1,000,000       Detroit, MI GO(1)                                    5.250            04/01/2020              868,140
        2,000,000       Detroit, MI GO(1)                                    5.250            04/01/2020            1,736,280
        2,210,000       Detroit, MI GO(1)                                    5.250            04/01/2021            1,894,368
          100,000       Detroit, MI GO(1)                                    5.250            04/01/2023               83,072
           40,000       Detroit, MI GO(1)                                    5.375            04/01/2015               40,017
        3,140,000       Detroit, MI Local Devel. Finance Authority(1)        6.700            05/01/2021            2,308,245
        1,970,000       Detroit, MI Local Devel. Finance Authority(1)        6.850            05/01/2021            1,268,010
          505,000       Detroit, MI Local Devel. Finance Authority
                        (Chrysler Corp.)(1)                                  5.375            05/01/2018              398,294
       34,975,000       Detroit, MI Sewer Disposal System(5)                 0.849(6)         07/01/2032           23,528,490
        5,825,000       Detroit, MI Sewer Disposal System(1)                 0.849(6)         07/01/2032            3,919,177
          735,000       East Lansing, MI Economic Corp. (Burcham
                        Hills)(1)                                            5.250            07/01/2037              563,370
          500,000       Kalamazoo, MI EDC (Heritage Community)(1)            5.500            05/15/2036              396,015
          445,000       Macomb, MI Public Academy(1)                         6.750            05/01/2037              394,724
        1,400,000       MI Finance Authority (Old Redford Public
                        School Academy)(1)                                   5.900            12/01/2030            1,243,116
        1,400,000       MI Finance Authority (Old Redford Public
                        School Academy)(1)                                   6.500            12/01/2040            1,271,746
       25,000,000       MI Finance Authority (Trinity Health Corp.)(5)       5.000            12/01/2011           24,942,750
       13,320,000       MI Hospital Finance Authority (McLaren Health
                        Care Corp.)(5)                                       5.000            08/01/2035           13,325,728
        2,900,000       MI Hospital Finance Authority (Oakwood
                        Obligated Group)(1)                                  5.000            07/15/2037            2,692,070
          900,000       MI Public Educational Facilities Authority
                        (American Montessori)(1)                             6.500            12/01/2037              781,011
        1,400,000       MI Public Educational Facilities Authority
                        (Old Redford Academy)(1)                             6.000            12/01/2035            1,204,784
        1,410,000       MI Strategic Fund Limited Obligation
                        (Wolverine Human Services)(1)                        7.875            08/31/2028            1,250,783
        4,000,000       MI Strategic Fund Solid Waste (Genesee Power
                        Station)(1)                                          7.500            01/01/2021            3,785,240
      428,990,000       MI Tobacco Settlement Finance Authority              7.286(3)         06/01/2052            5,495,362
    3,048,780,000       MI Tobacco Settlement Finance Authority              8.877(3)         06/01/2058           17,499,997
        1,625,000       Pontiac, MI City School District(1)                  4.500            05/01/2020            1,531,644
       52,930,000       Wayne County, MI Airport Authority (Detroit
                        Metro Wayne Airport)(5)                              5.000            12/01/2029           53,501,860
       14,895,000       Wayne County, MI Airport Authority (Detroit
                        Metro Wayne Airport)(1)                              5.000            12/01/2034           13,881,246
       10,000,000       Wayne County, MI Airport Authority (Detroit
                        Metro Wayne Airport)(5)                              5.000            12/01/2034           10,108,054
       14,310,000       Wayne, MI Charter County Airport Facilities
                        (Northwest Airlines)(1)                              6.000            12/01/2029           12,548,439
                                                                                                                -------------
                                                                                                                  221,590,093

                 26 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
MINNESOTA--1.0%
 $      3,000,000       Columbia Heights, MN Multifamily & Health Care
                        Facilities (Crest View Corp.)(1)                     5.700%           07/01/2042        $   2,241,270
        1,750,000       Cottage Grove, MN Senior Hsg.(1)                     6.000            12/01/2046            1,582,980
        1,000,000       Eveleth, MN Multifamily (Manor House
                        Woodland)(1)                                         5.500            10/01/2025              798,040
        2,000,000       Eveleth, MN Multifamily (Manor House
                        Woodland)(1)                                         5.700            10/01/2036            1,450,700
        1,000,000       Falcon Heights, MN (Kaleidoscope Charter
                        School)(1)                                           6.000            11/01/2037              841,420
        2,160,000       Green Isle, MN Senior Hsg. (Kingsway
                        Ministries)                                          5.500            05/01/2042            1,777,097
          525,000       International Falls, MN Pollution Control
                        (Boise Cascade Corp.)(1)                             5.500            04/01/2023              443,935
        6,370,000       International Falls, MN Solid Waste Disposal
                        (Boise Cascade Corp.)(1)                             6.850            12/01/2029            5,598,402
        1,750,000       Lake Crystal, MN Hsg. (Ecumen-Second
                        Century)(1)                                          6.250            09/01/2040            1,784,353
       14,680,000       Lamberton, MN Solid Waste (Highwater
                        Ethanol)(1)                                          8.500            12/01/2022           10,691,591
        9,545,000       Mankato, MN Industrial Devel. (Environ
                        Biocomposites Holdings)(2)                           7.250            12/01/2025            1,904,132
          730,000       Minneapolis, MN Multifamily Hsg. (Blaisdell
                        Apartments)(1)                                       5.400            04/01/2028              605,207
        5,340,000       Minneapolis, MN Multifamily Hsg. (Blaisdell
                        Apartments)(1)                                       5.500            04/01/2042            4,103,309
          500,000       Minneapolis, MN Tax Increment (Ivy Tower)(1)         5.500            02/01/2022              437,740
        1,000,000       Minneapolis, MN Tax Increment (Ivy Tower)(1)         5.700            02/01/2029              807,420
          900,000       New Hope, MN Hsg. & Health Care Facilities
                        (Minnesota Masonic Home North Ridge)(1)              5.900            03/01/2019              886,059
        2,100,000       Northwest MN Multi-County Hsg. and Redevel.
                        Authority(1)                                         5.450            07/01/2041            1,737,918
       10,170,000       Otter Tail County, MN (Otter Tail AG
                        Enterprises)                                         7.500            11/01/2019                  102
          500,000       Pine City, MN Health Care & Hsg. (North
                        Branch)(1)                                           6.125            10/20/2047              493,900
        3,700,000       Richfield, MN Senior Hsg. (Richfield Senior
                        Hsg.)(1)                                             6.625            12/01/2039            3,538,051
           20,000       Rochester, MN Multifamily Hsg. (Eastridge
                        Estates)(1)                                          7.750            12/15/2034               18,796
          830,000       St. Anthony, MN Hsg. & Redevel. Authority
                        (Silver Lake Village)(1)                             5.375            08/01/2021              808,146
          790,000       St. Anthony, MN Hsg. & Redevel. Authority
                        (Silver Lake Village)(1)                             5.625            02/01/2031              720,259
        1,255,000       St. Paul, MN Hsg. & Redevel. Authority
                        (Bridgecreek Senior Place)(1)                        7.000            09/15/2037            1,069,386
        1,862,315       St. Paul, MN Hsg. & Redevel. Authority
                        (Episcopal Nursing Home)(1)                          5.630            10/01/2033            1,729,587
        3,000,000       St. Paul, MN Hsg. & Redevel. Authority (Great
                        Northern Lofts)(1)                                   6.250            03/01/2029            2,948,340
          400,000       St. Paul, MN Hsg. & Redevel. Authority (Hmong
                        Academy)(1)                                          5.750            09/01/2026              359,376
          650,000       St. Paul, MN Hsg. & Redevel. Authority (Hmong
                        Academy)(1)                                          6.000            09/01/2036              562,302
        1,700,000       St. Paul, MN Hsg. & Redevel. Authority (Upper
                        Landing)(1)                                          6.800            03/01/2029            1,675,996
        1,200,000       St. Paul, MN Hsg. & Redevel. Authority (Upper
                        Landing)(1)                                          7.000            03/01/2029            1,200,420

                 27 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
MINNESOTA CONTINUED
 $        705,000       St. Paul, MN Port Authority (Great Northern)(1)      6.000%           03/01/2030        $     657,490
          538,384       St. Paul, MN Port Authority Parking Revenue
                        (4th Parking Ramp)(2)                                8.000            12/01/2027              106,869
        1,300,000       Wadena, MN Hsg. & Redevel. Authority (Humphrey
                        Manor East)(1)                                       6.000            02/01/2019            1,115,816
                                                                                                                -------------
                                                                                                                   54,696,409
MISSISSIPPI--0.3%
          175,000       Jackson, MS Hsg. Authority (Elton Park
                        Apartments)(1)                                       5.400            04/01/2039              172,090
        2,900,000       Meridian, MS Tax Increment (Meridian
                        Crossroads)(1)                                       8.750            12/01/2024            2,980,649
        4,255,000       MS Business Finance Corp. (Intrinergy
                        Wiggins)(1)                                          8.000            01/01/2023            3,738,188
        1,395,000       Ridgeland, MS Tax Increment (Colony Park)(1)         5.250            10/01/2027            1,435,413
        1,755,000       Ridgeland, MS Tax Increment (Colony Park)(1)         5.375            10/01/2028            1,806,176
       16,410,000       Stonebridge, MS Public Improvement District
                        Special Assessment(2)                                7.500            10/01/2042            4,842,755
          175,000       Warren County, MS Environmental Improvement
                        (International Paper Company)(1)                     6.250            09/01/2023              175,142
                                                                                                                -------------
                                                                                                                   15,150,413
MISSOURI--1.7%
          250,000       Belton, MO Tax Increment (Belton Town
                        Center)(1)                                           5.500            03/01/2020              234,390
          400,000       Belton, MO Tax Increment (Belton Town
                        Center)(1)                                           5.625            03/01/2025              352,780
          580,000       Branson Hills, MO Infrastructure Facilities(1)       5.000            04/01/2012              577,042
          500,000       Branson Hills, MO Infrastructure Facilities(1)       5.000            04/01/2016              451,435
          500,000       Branson Hills, MO Infrastructure Facilities(1)       5.000            04/01/2017              436,660
          730,000       Branson Hills, MO Infrastructure Facilities(1)       5.500            04/01/2022              557,881
          750,000       Branson Hills, MO Infrastructure Facilities(1)       5.500            04/01/2027              511,950
        4,900,000       Branson, MO Commerce Park Community
                        Improvement District(1)                              5.750            06/01/2026            4,078,515
        2,485,000       Branson, MO IDA (Branson Hills Redevel.)(1)          5.750            05/01/2026            2,147,910
       13,000,000       Branson, MO IDA (Branson Hills Redevel.)(1)          7.050            05/01/2027           11,857,040
        1,570,000       Branson, MO IDA (Branson Landing)(1)                 5.250            06/01/2021            1,418,024
        2,470,000       Branson, MO IDA (Branson Landing)(1)                 5.500            06/01/2029            2,046,197
       23,700,000       Branson, MO IDA (Branson Shoppe Redevel.)(1)         5.950            11/01/2029           20,437,932
          570,000       Broadway-Fairview, MO Transportation Devel.
                        District (Columbia)(1)                               6.125            12/01/2036              420,261
        1,215,000       Chillicothe, MO Tax Increment (South U.S.
                        65)(1)                                               5.500            04/01/2021            1,131,967
        1,100,000       Chillicothe, MO Tax Increment (South U.S.
                        65)(1)                                               5.625            04/01/2027              958,661
        1,250,000       Jennings, MO Tax Increment & Community
                        Improvement (Northland Redevel. Area)(1)             5.000            11/01/2023            1,143,150
          500,000       Kansas City, MO IDA (Plaza Library)(1)               5.900            03/01/2024              501,245
        1,313,000       Kansas City, MO IDA (West Paseo)(1)                  6.750            07/01/2036            1,126,685
          310,000       Kansas City, MO IDA (Woodbridge Apartments)          6.700            08/01/2015              308,342
        3,750,000       Kansas City, MO Tax Increment (Briarcliff
                        West)(1)                                             5.400            06/01/2024            3,316,313
        1,400,000       Kansas City, MO Tax Increment (Shoal Creek
                        Parkway)(1)                                          6.500            06/01/2025            1,412,558

                 28 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
MISSOURI CONTINUED
 $      1,510,000       Lees Summit, MO IDA (Kensington Farms)(1)            5.500%           03/01/2021        $   1,382,662
          750,000       Lees Summit, MO IDA (Kensington Farms)(1)            5.750            03/01/2029              634,020
        2,365,000       Liberty, MO Tax Increment (Liberty Triangle)(1)      5.875            10/01/2029            2,119,939
        3,180,000       MO Dardenne Town Square Transportation Devel.
                        District                                             5.000            05/01/2026            2,018,600
        3,825,000       MO Dardenne Town Square Transportation Devel.
                        District                                             5.000            05/01/2036            2,010,650
        2,515,000       MO Enright Arlington Community Improvement
                        District(1)                                          5.400            03/01/2026            1,812,762
        1,705,000       MO Good Shepard Nursing Home District(1)             5.900            08/15/2023            1,648,667
          230,000       MO Grindstone Plaza Transportation Devel.
                        District(1)                                          5.250            10/01/2021              185,610
          400,000       MO Grindstone Plaza Transportation Devel.
                        District(1)                                          5.400            10/01/2026              297,600
          115,000       MO Grindstone Plaza Transportation Devel.
                        District(1)                                          5.550            10/01/2036               76,152
        3,915,000       MO HDC (Mansion Apartments Phase II)(1)              6.170            04/01/2032            3,271,570
          766,000       Northwoods, MO Transportation Devel.
                        District(1)                                          5.850            02/01/2031              620,246
        2,000,000       St. Joseph, MO IDA (Shoppes at North
                        Village)(1)                                          5.500            11/01/2027            1,830,760
        4,580,000       St. Louis, MO IDA (Railway Exchange Building
                        Redevel.)(1)                                         8.000            04/01/2033            4,579,908
        2,442,000       St. Louis, MO Tax Increment (1601 Washington
                        Redevel.)(1)                                         6.000            08/21/2026            2,044,589
        2,034,000       St. Louis, MO Tax Increment (Pet Building
                        Redevel.)                                            5.500            05/29/2028            1,593,354
        1,660,000       St. Louis, MO Tax Increment (Printers Lofts)(4)      6.000            08/21/2026            1,084,893
        3,043,000       St. Louis, MO Tax Increment (Security Building
                        Redevel.)(1)                                         6.300            04/01/2027            2,654,652
        2,426,000       St. Louis, MO Tax Increment (Washington East
                        Condominiums)(1)                                     5.500            01/20/2028            1,949,485
        1,600,000       St. Louis, MO Tax Increment (Washington East
                        Condominiums)(1)                                     5.500            01/20/2028            1,254,496
        1,108,000       St. Louis, MO Tax Increment Financing, Series A      5.500            09/02/2028              860,019
        1,865,000       Stone Canyon, MO Improvement District
                        (Infrastructure)(1)                                  5.700            04/01/2022            1,537,860
          975,000       Stone Canyon, MO Improvement District
                        (Infrastructure)(1)                                  5.750            04/01/2027              736,632
          460,000       Suemandy, MO Mid-Rivers Community Improvement
                        District(1)                                          7.000            10/01/2019              472,310
        2,225,000       Suemandy, MO Mid-Rivers Community Improvement
                        District(1)                                          7.500            10/01/2029            2,261,868
                                                                                                                -------------
                                                                                                                   94,366,242
MONTANA--0.1%
        5,935,000       Hardin, MT Tax Increment Industrial
                        Infrastructure Devel. (Rocky Mountain Power)(1)      0.000(7)         09/01/2031            4,082,983
        1,125,000       MT Facilities Finance Authority (St. John's
                        Lutheran)(1)                                         6.000            05/15/2025            1,055,588
        1,650,000       MT Facilities Finance Authority (St. John's
                        Lutheran)(1)                                         6.125            05/15/2036            1,471,586
                                                                                                                -------------
                                                                                                                    6,610,157

                 29 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
MULTI STATES--0.1%
 $      8,000,000       Munimae TE Bond Subsidiary(1)                        5.900%           11/29/2049        $   4,559,920
NEBRASKA--0.7%
        1,195,000       Beatrice, NE Community Redevel. Authority
                        (Beatrice Biodiesel)                                 6.625            12/01/2021              659,162
       20,000,000       Douglas County, NE Hospital Authority
                        (Methodist Health System)(5)                         5.750            11/01/2048           21,312,179
        1,250,000       Mead Village, NE Tax Increment
                        (Biofuels-Mead)(1)                                   5.750            01/01/2022              527,413
        2,400,000       NE Educational Facilities Authority (Midland
                        Lutheran College)(1)                                 5.600            09/15/2029            1,828,944
        5,560,000       Santee Sioux Nation, NE Tribal Health Care
                        (Indian Health Service)(1)                           8.750            10/01/2020            5,569,619
       45,745,000       Saunders County, NE Individual Devel. (Mead
                        Biofuels)(2)                                         7.000            12/01/2026            8,872,700
                                                                                                                -------------
                                                                                                                   38,770,017
NEVADA--0.2%
        1,000,000       Clark County, NV Improvement District(1)             5.000            02/01/2026              818,230
          770,000       Clark County, NV Improvement District(1)             5.050            02/01/2031              592,407
       10,000,000       Director of the State of NV Dept. of Business
                        & Industry (Las Ventanas Retirement)(2)              7.000            11/15/2034            5,388,800
          100,000       Las Vegas, NV Paiute Tribe, Series A(1)              6.625            11/01/2017               79,772
          125,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)(1)                                    5.400            08/01/2020               97,614
          490,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)(1)                                    5.500            08/01/2025              331,769
        1,830,000       Mesquite, NV Special Improvement District
                        No. 07-01 (Anthem at Mesquite)(1)                    6.150            08/01/2037            1,471,046
                                                                                                                -------------
                                                                                                                    8,779,638
NEW HAMPSHIRE--0.1%
        1,865,000       NH Business Finance Authority (Air Cargo at
                        Pease)                                               6.750            04/01/2024            1,462,645
           70,000       NH Business Finance Authority (Connecticut
                        Light & Power)(1)                                    5.850            12/01/2022               70,442
        1,500,000       NH Business Finance Authority (Huggins
                        Hospital)(1)                                         6.875            10/01/2039            1,573,470
        4,000,000       NH H&EFA (Franklin Pierce College)(1)                6.050            10/01/2034            3,419,680
          515,000       NH HE&HFA (Franklin Pierce College)(1)               5.300            10/01/2028              418,401
                                                                                                                -------------
                                                                                                                    6,944,638
NEW JERSEY--7.9%
       32,910,000       NJ EDA (Continental Airlines)(1)                     6.250            09/15/2019           32,314,987
       26,685,000       NJ EDA (Continental Airlines)(1)                     6.250            09/15/2029           25,335,806
       11,385,000       NJ EDA (Continental Airlines)(1)                     6.400            09/15/2023           11,152,746
       25,935,000       NJ EDA (Continental Airlines)(1)                     7.000            11/15/2030           25,931,628
       16,920,000       NJ EDA (Continental Airlines)(1)                     7.200            11/15/2030           16,927,783
       16,500,000       NJ EDA (Continental Airlines)(1)                     9.000            06/01/2033           16,945,170
        1,109,191       NJ EDA (Empowerment Zone-Cumberland)(2)              7.750            03/01/2021              449,644
       11,000,000       NJ EDA (GMT Realty)(1)                               6.875            01/01/2037           10,069,620

                 30 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
NEW JERSEY CONTINUED
       10,360,000       NJ EDA (School Facilities)(5)                        5.000%           09/01/2024        $  11,183,297
           10,000       NJ EDA (The Presbyterian Home at Montgomery)(1)      6.375            11/01/2031                8,851
        2,110,000       NJ Health Care Facilities Financing Authority
                        (Raritan Bay Medical Center)(1)                      7.250            07/01/2014            2,010,450
        6,630,000       NJ Health Care Facilities Financing Authority
                        (Raritan Bay Medical Center)(1)                      7.250            07/01/2027            5,072,414
      152,940,000       NJ Tobacco Settlement Financing Corp.(1)             4.750            06/01/2034          102,786,386
       96,125,000       NJ Tobacco Settlement Financing Corp.(5)             5.000            06/01/2029           72,356,411
      149,270,000       NJ Tobacco Settlement Financing Corp.(1)             5.000            06/01/2041           99,388,444
       10,000,000       NJ Transportation Trust Fund Authority(5)            5.000            12/15/2023           11,134,969
        2,000,000       NJ Transportation Trust Fund Authority(1)            6.000            06/15/2035            2,300,380
          210,000       Weehawken Township, NJ GO(1)                         6.000            08/01/2021              217,342
          210,000       Weehawken Township, NJ GO(1)                         6.000            08/01/2022              214,561
          260,000       Weehawken Township, NJ GO(1)                         6.000            08/01/2023              263,679
          260,000       Weehawken Township, NJ GO(1)                         6.000            08/01/2024              261,552
          235,000       Weehawken Township, NJ GO(1)                         6.000            08/01/2025              235,291
                                                                                                                -------------
                                                                                                                  446,561,411
NEW MEXICO--0.3%
          406,000       Dona Ana County, NM Multifamily (Montana
                        Meadows Apartments)                                  8.500            12/01/2015              409,873
        4,910,000       Eldorado, NM Area Water and Sanitation
                        District(1)                                          6.000            02/01/2025            4,411,586
        3,500,000       Farmington, NM Pollution Control (Public
                        Service Company of New Mexico)(1)                    6.250            06/01/2040            3,532,585
          775,000       Mariposa East, NM Public Improvement
                        District(1)                                          5.500            09/01/2016              739,513
          500,000       Mariposa East, NM Public Improvement
                        District(1)                                          5.750            09/01/2021              426,465
          500,000       Mariposa East, NM Public Improvement
                        District(1)                                          6.000            09/01/2032              383,205
          875,000       Montecito Estates, NM Public Improvement
                        District(1)                                          7.000            10/01/2037              780,736
          187,000       NM Regional Hsg. Authority (Wildewood
                        Apartments)(1)                                       8.750            12/01/2020              188,982
        1,925,000       NM Trails Public Improvement District(1)             7.750            10/01/2038            1,793,061
        4,690,000       Saltillo, NM Improvement District(1)                 7.625            10/01/2037            4,315,879
        1,000,000       Ventana West, NM Public Improvement District
                        Special Levy(1)                                      6.875            08/01/2033              968,660
                                                                                                                -------------
                                                                                                                   17,950,545
NEW YORK--5.7%
        3,000,000       Albany, NY IDA (New Covenant Charter School)(2)      7.000            05/01/2035              750,120
       17,700,000       Erie County, NY Tobacco Asset Securitization
                        Corp.                                                6.656(3)         06/01/2055              140,538
        1,000,000       Monroe County, NY Industrial Devel. Corp. (St.
                        John Fisher College)(1)                              6.000            06/01/2030            1,045,140
      412,100,000       NY Counties Tobacco Trust V                          7.151(3)         06/01/2060            1,879,176
      500,000,000       NY Counties Tobacco Trust V                          7.836(3)         06/01/2060            2,280,000
       37,380,000       NY Liberty Devel. Corp. (Bank of America
                        Tower)(5,11)                                         5.125            01/15/2044           37,722,679
        8,765,000       NY/NJ Port Authority Austin Trust Inverse
                        Certificates                                         7.737(12)        04/01/2036            9,185,895

                 31 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
NEW YORK CONTINUED
 $      2,815,000       NYC IDA (American Airlines)                          5.400%           07/01/2020        $   1,622,453
       11,055,000       NYC IDA (American Airlines)                          6.900            08/01/2024            6,651,572
        5,500,000       NYC IDA (American Airlines)(1)                       7.500            08/01/2016            5,164,885
       38,500,000       NYC IDA (American Airlines)(1)                       7.625            08/01/2025           35,729,155
       37,000,000       NYC IDA (American Airlines)(1)                       7.750            08/01/2031           34,358,570
        5,200,000       NYC IDA (American Airlines)(1)                       8.000            08/01/2028            4,827,212
           35,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)(1)                                         5.650            10/01/2028               28,235
        3,020,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)(1)                                         5.750            10/01/2036            2,351,614
        6,605,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)(1)                                         6.200            10/01/2022            6,208,700
       12,955,000       NYC Municipal Water Finance Authority(5)             5.750            06/15/2040           14,619,194
       14,575,000       NYC Transitional Finance Authority(5)                5.000            02/01/2031           15,933,492
       18,130,000       NYC Transitional Finance Authority(5)                5.000            02/01/2035           19,482,861
        2,200,000       NYS DA (North Shore L.I. Jewish Obligated
                        Group)(1)                                            5.000            05/01/2041            2,188,230
       31,295,000       NYS DA (Personal Income Tax)(1)                      5.000            03/15/2036           32,829,081
       22,200,000       NYS DA (St. Mary's Hospital for Children)(1)         7.875            11/15/2041           21,904,518
           75,000       NYS DA (State Personal Income Tax Authority)(1)      5.000            03/15/2035               77,688
          200,000       Port Authority  NY/NJ (JFK International Air
                        Terminal)(1)                                         5.750            12/01/2025              195,372
        4,000,000       Port Authority  NY/NJ (KIAC)(1)                      6.750            10/01/2019            3,697,960
        5,070,000       Port Authority  NY/NJ, 127th Series(1)               5.250            12/15/2032            5,154,466
       25,000,000       Port Authority  NY/NJ, 166th Series(5)               5.250            07/15/2036           27,577,750
        6,600,000       Syracuse, NY IDA (Carousel Center)(1)                5.000            01/01/2036            5,556,804
        7,530,000       Westchester County, NY IDA (EBC White
                        Plains)(1)                                           8.000            11/01/2043            7,597,318
        7,530,000       Westchester County, NY IDA (EBC White
                        Plains)(9)                                           8.000            11/01/2043            7,597,318
        7,530,000       Westchester County, NY IDA (EBC White
                        Plains)(9)                                           8.000            11/01/2043            7,597,318
        2,600,000       Yonkers, NY IDA (St. Joseph's Hospital),
                        Series 98-C(1)                                       6.200            03/01/2020            2,475,772
                                                                                                                -------------
                                                                                                                  324,431,086
NORTH CAROLINA--1.2%
       48,200,000       Charlotte, NC Douglas International Airport
                        Special Facilities (US Airways)(1)                   5.600            07/01/2027           42,694,114
       12,005,000       Charlotte, NC Douglas International Airport
                        Special Facilities (US Airways)(1)                   7.750            02/01/2028           12,020,366
        4,380,000       Gaston, NC IFPCFA (National Gypsum)(1)               5.750            08/01/2035            3,417,232
        1,500,000       NC Medical Care Commission (ARC/HDS Alamance
                        Hsg. Corp.)(1)                                       5.800            10/01/2034            1,506,165
        1,650,000       NC Medical Care Commission (Whitestone)(1)           7.750            03/01/2031            1,714,070
        4,725,000       NC Medical Care Commission (Whitestone)(1)           7.750            03/01/2041            4,858,340
        5,275,000       NC Medical Care Commission Retirement
                        Facilities (Village at Brookwood)(1)                 5.250            01/01/2032            4,172,420
                                                                                                                -------------
                                                                                                                   70,382,707

                 32 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
NORTH DAKOTA--0.1%
 $      1,000,000       Cando, ND Nursing Facility (Towner County
                        Medical Center)(1)                                   7.125%           08/01/2022        $     970,630
           85,000       Cass County, ND Industrial Devel. Revenue
                        (Fraser Ltd.)(1)                                     7.000            11/01/2015               81,198
            5,000       ND HFA (Home Mtg.)(1)                                5.400            01/01/2034                5,088
            5,000       ND HFA (Home Mtg.)(1)                                5.550            07/01/2022                5,133
        2,740,000       Richland County, ND Hsg. (Birchwood
                        Properties)(1)                                       6.750            05/01/2029            2,201,754
                                                                                                                -------------
                                                                                                                    3,263,803
OHIO--3.3%
        9,950,000       Allen County, OH Hospital Facilities (Catholic
                        Healthcare)(1)                                       5.000            06/01/2038            9,812,790
        5,000,000       Buckeye, OH Tobacco Settlement Financing
                        Authority (TASC)(1)                                  5.125            06/01/2024            3,852,550
       20,000,000       Buckeye, OH Tobacco Settlement Financing
                        Authority (TASC)(1)                                  5.750            06/01/2034           14,515,200
        3,960,000       Buckeye, OH Tobacco Settlement Financing
                        Authority (TASC)(1)                                  5.875            06/01/2030            2,994,077
    2,345,000,000       Buckeye, OH Tobacco Settlement Financing
                        Authority (TASC)                                     7.501(3)         06/01/2052           39,208,400
        1,315,000       Butler County, OH Hsg. (Anthony Wayne
                        Apartments)(1)                                       6.500            09/01/2030              966,380
        4,495,000       Centerville, OH Health Care (Bethany Lutheran
                        Village)(1)                                          6.000            11/01/2038            3,914,111
       21,630,000       Cleveland, OH Airport (Continental Airlines)(1)      5.700            12/01/2019           20,078,696
        1,500,000       Cleveland-Cuyahoga County, OH Port Authority
                        (St. Clarence)(1)                                    6.250            05/01/2038            1,199,190
          500,000       Columbus-Franklin County, OH Finance
                        Authority, Series A(1)                               6.000            05/15/2035              481,110
        3,700,000       Cuyahoga County, OH Hospital Facilities
                        (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)      7.500            01/01/2030            3,719,203
        7,500,000       Grove City, OH Tax Increment Financing(1)            5.375            12/01/2031            6,188,700
        1,450,000       Hancock County, OH Hospital (BVRHC/BVHF
                        Obligated Group)(1)                                  6.250            12/01/2034            1,549,572
        4,500,000       Hickory Chase, OH Community Authority
                        Infrastructure Improvement(1)                        7.000            12/01/2038            2,923,785
          125,000       Lake County, OH Hospital Facilities (Lake
                        Hospital System)(1)                                  5.750            08/15/2038              123,058
          730,000       Lorain County, OH Port Authority (Alumalloy
                        LLC)(1)                                              6.000            11/15/2025              539,777
       10,000,000       Montgomery County, OH (Miami Valley
                        Hospital)(5)                                         5.750            11/15/2023           11,451,000
       12,355,000       OH Air Quality Devel. Authority (Fostoria
                        Ethanol)(1)                                          8.500            02/01/2020            8,622,925
       12,630,000       OH Air Quality Devel. Authority (Marion
                        Ethanol)(1)                                          8.500            02/01/2020            8,814,856
           50,000       OH Environmental Facilities (Ford Motor
                        Company)(1)                                          5.750            04/01/2035               47,031
        2,250,000       OH Higher Education Facility Commission
                        (Ashland University)(1)                              6.250            09/01/2024            2,290,995
        2,050,000       OH Port Authority of Columbiana Solid Waste
                        (A&L Salvage)(2)                                    14.500            07/01/2028                   --

                 33 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
OHIO CONTINUED
 $     16,320,000       OH Port Authority of Columbiana Solid Waste
                        (Apex Environmental)(1)                              7.250%           08/01/2034        $  13,108,387
       14,000,000       OH Solid Waste Disposal (General Motors
                        Corp.)(2)                                            6.300            12/01/2032              349,860
       19,515,000       OH Solid Waste Disposal (USG Corp.)(1)               5.600            08/01/2032           14,022,894
       13,910,000       OH Solid Waste Disposal (USG Corp.)(1)               5.650            03/01/2033           10,023,407
        6,640,000       OH Solid Waste Disposal (USG Corp.)(1)               6.050            08/01/2034            5,007,755
           45,000       Pike County, OH Hospital Facilities (Pike
                        Health Services)                                     7.000            07/01/2022               40,406
        1,955,000       Toledo-Lucas County, OH Port Authority (Town
                        Square at Levis Commons)(1)                          5.400            11/01/2036            1,290,926
        3,415,000       Warren County, OH Port Authority (Corridor 75
                        Park)(1)                                             7.500            12/01/2034            3,225,877
                                                                                                                -------------
                                                                                                                  190,362,918
OKLAHOMA--0.8%
        1,700,000       Ardmore, OK Devel. Authority (Airpark
                        Increment District)(1)                               5.750            11/01/2022            1,589,500
        1,500,000       Atoka County, OK Healthcare Authority (Atoka
                        Memorial Hospital)(1)                                6.625            10/01/2037            1,275,810
          115,000       Grady County, OK Industrial Authority
                        (Correctional Facilities)                            7.000            11/01/2011              115,000
           50,000       OK Ordnance Works Authority Sewer & Solid
                        Waste Disposal Facilities (Ralston Purina
                        Group)(1)                                            6.500            09/01/2026               50,075
        1,500,000       Oklahoma City, OK Industrial & Cultural
                        Facilities (Aero Obligated Group)(1)                 6.750            01/01/2023            1,369,515
        2,950,000       Oklahoma County, OK Finance Authority
                        (Var-Sail Assoc.)(1)                                 5.250            12/01/2041            2,989,855
       38,980,000       Tulsa, OK Municipal Airport Trust (American
                        Airlines)                                            7.750            06/01/2035           35,905,258
                                                                                                                -------------
                                                                                                                   43,295,013
OREGON--0.0%
           15,000       Lane County, OR Hsg. Authority & Community
                        Services (Firewood)(1)                               6.600            11/01/2015               15,062
          795,000       OR Facilities Authority (Concordia
                        University)(1)                                       6.125            09/01/2030              808,197
           50,000       Port Astoria, OR Pollution Control (James
                        River)(1)                                            6.550            02/01/2015               50,050
          700,000       Western Generation, OR Agency Cogeneration
                        (Wauna Cogeneration)(1)                              5.000            01/01/2021              636,615
                                                                                                                -------------
                                                                                                                    1,509,924
PENNSYLVANIA--1.0%
          907,716       Allegheny County, PA HDA (The Covenant at
                        South Hills)(2)                                      8.750            02/01/2031                    9
        1,500,000       Chester County, PA H&EFA (Chester County
                        Hospital)(1)                                         6.750            07/01/2031            1,465,545
        1,300,000       Luzerne County, PA IDA(1)                            7.500            12/15/2019            1,287,039
          500,000       Luzerne County, PA IDA(1)                            7.750            12/15/2027              500,170
       24,937,498       PA EDFA (Bionol Clearfield)(2)                       8.500            07/15/2015           16,641,541
        5,000,000       PA EDFA (National Gypsum Company)(1)                 6.250            11/01/2027            4,268,050
        2,100,000       PA EDFA (Northampton Generating)                     6.500            01/01/2013            1,182,930

                 34 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
PENNSYLVANIA CONTINUED
 $      7,450,000       PA EDFA (Northampton Generating)                     6.600%           01/01/2019        $   4,216,998
       11,500,000       PA Geisinger Authority Health System, Series
                        A(5)                                                 5.250            06/01/2039           11,962,300
        2,700,000       PA HEFA (MCP/HUHS/AUS Obligated Group)(1)            5.875            11/15/2016            2,660,148
        3,500,000       PA HEFA (MCP/HUHS/AUS Obligated Group)(1)            5.875            11/15/2021            3,305,925
        4,000,000       PA HEFA (Shippensburg University)(1)                 6.250            10/01/2043            4,085,680
        2,000,000       Philadelphia, PA GO(1)                               6.000            08/01/2036            2,177,860
        2,000,000       Philadelphia, PA GO(1)                               6.500            08/01/2041            2,274,880
          100,000       Philadelphia, PA H&HEFA (Temple University
                        Hospital)(1)                                         6.625            11/15/2023               99,989
                                                                                                                -------------
                                                                                                                   56,129,064
RHODE ISLAND--1.7%
       45,000,000       Central Falls, RI Detention Facility(1)              7.250            07/15/2035           35,274,600
           45,000       RI Health & Educational Building Corp. (Roger
                        Williams General Hospital)(1)                        5.500            07/01/2018               41,970
           20,000       RI Health & Educational Building Corp. (Roger
                        Williams Medical Center)(1)                          5.500            07/01/2028               16,326
       11,655,000       RI Hsg. & Mtg. Finance Corp. (Homeownership
                        Opportunity)(5)                                      5.200            10/01/2047           11,622,357
       52,090,000       RI Tobacco Settlement Financing Corp. (TASC)         6.125(3)         06/01/2052              559,447
       27,675,000       RI Tobacco Settlement Financing Corp. (TASC)         6.250            06/01/2042           25,393,196
       42,825,000       RI Tobacco Settlement Financing Corp. (TASC)         7.868(3)         06/01/2052              379,430
       25,605,000       RI Tobacco Settlement Financing Corp. (TASC),
                        Series A                                             6.125            06/01/2032           25,616,266
                                                                                                                -------------
                                                                                                                   98,903,592
SOUTH CAROLINA--0.7%
        1,375,000       Allendale County, SC School District Energy
                        Savings Special Obligation(1)                        8.500            12/01/2018            1,439,295
           15,000       Georgetown County, SC Environmental
                        Improvement (International Paper Company)(1)         6.250            09/01/2023               15,012
        7,163,000       Hardeeville, SC Assessment Revenue (Anderson
                        Tract Municipal Improvement District)(1)             7.750            11/01/2039            6,056,675
          800,000       Myrtle Beach, SC Tax Increment (Myrtle Beach
                        Air Force Base)(1)                                   5.250            11/01/2026              647,384
        2,000,000       Myrtle Beach, SC Tax Increment (Myrtle Beach
                        Air Force Base)(1)                                   5.300            11/01/2035            1,508,680
       16,196,000       Richland County, SC Assessment Revenue
                        (Village at Sandhill Improvement District)(1)        6.200            11/01/2036           13,318,619
          200,000       SC Connector 2000 Assoc. Toll Road, Series B         6.300(3)         01/01/2026               20,338
        7,620,000       SC Connector 2000 Assoc. Toll Road, Series B         6.453(3)         01/01/2020            1,101,014
        8,500,000       SC Connector 2000 Assoc. Toll Road, Series B         6.621(3)         01/01/2024              968,915
           50,000       SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                        Group)(1)                                            5.650            05/01/2018               49,241
        3,650,000       SC Jobs-EDA (Palmetto Health)(1)                     5.750            08/01/2036            3,678,653
        1,400,000       SC Jobs-EDA (Palmetto Health)(1)                     5.750            08/01/2039            1,424,794
       10,000,000       SC Public Service Authority(1)                       5.000            12/01/2036           10,766,800
                                                                                                                -------------
                                                                                                                   40,995,420

                 35 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
SOUTH DAKOTA--0.6%
 $      1,000,000       Lower Brule, SD Sioux Tribe, Series B(1)             5.500%           05/01/2019        $     817,370
       33,765,000       SD Educational Enhancement Funding Corp.
                        Tobacco Settlement(1)                                6.500            06/01/2032           34,412,275
        1,425,000       Turner County, SD Tax Increment(1)                   5.000            12/15/2026            1,162,743
                                                                                                                -------------
                                                                                                                   36,392,388
TENNESSEE--0.3%
           35,000       Blount County, TN H&EFB (Asbury)(1)                  4.750            04/01/2012               35,022
        1,760,000       Johnson City, TN H&EFB (Mountain States Health
                        Alliance)(9)                                         5.500            07/01/2036            1,726,102
        8,890,000       Memphis, TN HE&HFB (NH/Mendenhall
                        Hsg./Highland Hsg./NTH/VH Obligated Group)(2)        5.750            04/01/2042            6,131,166
          215,000       Memphis-Shelby County, TN Airport Authority
                        (Express Airlines)(1)                                6.125            12/01/2016              199,468
        7,870,000       Metropolitan Knoxville, TN Airport Authority
                        (Northwest Airlines)(1)                              8.000            04/01/2032            7,870,000
          495,000       Shelby County, TN HE&HF (Lapaloma
                        Apartments)(1)                                       7.750            12/01/2029              406,167
                                                                                                                -------------
                                                                                                                   16,367,925
TEXAS--16.9%
       44,625,000       Alliance Airport Authority, TX (American
                        Airlines)                                            5.250            12/01/2029           23,736,038
       13,500,000       Alliance Airport Authority, TX (American
                        Airlines)                                            5.750            12/01/2029            7,179,165
          230,000       Beaumont, TX Multifamily HDC (Madison on the
                        Lake Apartments)(1)                                  7.750            12/01/2028              180,971
          160,000       Bexar County, TX HFC (American Opportunity
                        Hsg.)(1)                                             7.500            01/01/2013              154,053
          980,000       Bexar County, TX HFC (American Opportunity
                        Hsg.)(1)                                             8.000            01/01/2031              689,126
        1,130,000       Bexar County, TX HFC (American Opportunity
                        Hsg.-Nob Hill Apartments)(2)                         8.500            06/01/2031              338,921
          970,000       Bexar County, TX HFC (Doral Club)(1)                 8.750            10/01/2036              669,853
          200,000       Bexar County, TX HFC (Honey Creek LLC)(2)            8.000            04/01/2030               88,014
          100,000       Bexar County, TX HFC (Honey Creek LLC)(2)            9.000            04/01/2030               19,756
        1,460,000       Bexar County, TX HFC (Perrin Square)(2)              9.750            11/20/2031              581,620
       41,315,000       Brazos River Authority, TX Pollution Control
                        (TXU Energy Company)                                 5.000            03/01/2041            9,729,269
       13,500,000       Brazos River Authority, TX Pollution Control
                        (TXU Energy Company)                                 5.400            05/01/2029            3,182,220
        2,345,000       Brazos River Authority, TX Pollution Control
                        (TXU Energy Company)                                 6.300            07/01/2032              540,429
       14,080,000       Brazos River Authority, TX Pollution Control
                        (TXU Energy Company)                                 6.750            04/01/2038           11,328,205
       11,420,000       Brazos River Authority, TX Pollution Control
                        (TXU Energy Company)                                 6.750            10/01/2038            2,801,669
       10,000,000       Brazos River Authority, TX Pollution Control
                        (TXU Energy Company)                                 7.700            03/01/2032            2,603,500
       28,120,000       Brazos River Authority, TX Pollution Control
                        (TXU Energy Company)                                 7.700            04/01/2033            7,320,480

                 36 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
TEXAS CONTINUED
 $     16,530,000       Cambridge, TX Student Hsg. (Cambridge Student
                        Hsg. Devel.)(1)                                      7.000%           11/01/2039        $  16,330,152
          190,000       Cass County, TX IDC (International Paper
                        Company)(1)                                          6.600            03/15/2024              191,376
        6,880,000       Central Texas Regional Mobility Authority(1)         6.250            01/01/2046            7,016,224
        6,370,000       Dallas-Fort Worth, TX International Airport(5)       5.000            11/01/2035            6,365,598
           15,000       Dallas-Fort Worth, TX International Airport(1)       5.750            11/01/2030               15,018
       63,880,000       Dallas-Fort Worth, TX International Airport
                        Facility (American Airlines)                         6.375            05/01/2035           35,251,539
          305,000       Dallas-Fort Worth, TX International Airport
                        Facility (American Airlines)                         8.250            11/01/2036              168,201
       22,100,000       Dallas-Fort Worth, TX International Airport
                        Facility Improvement Corp.                           9.000            05/01/2029           12,388,597
       45,945,000       Dallas-Fort Worth, TX International Airport
                        Facility Improvement Corp.                           9.125            05/01/2029           25,791,226
        2,115,000       Danbury, TX Higher Education Finance Corp.
                        (Island Foundation)(1)                               6.250            02/15/2036            1,819,069
          240,000       Decatur, TX Hospital Authority (Wise Regional
                        Health System)(1)                                    5.625            09/01/2013              242,026
       22,950,000       Donna, TX GO(1)                                      6.250            02/15/2037           17,422,722
               46       El Paso, TX HFC (Single Family)(1)                   6.180            04/01/2033                   48
           50,000       Gainesville, TX Hsg. Authority(1)                    6.800            12/01/2020               48,376
          940,000       Grapevine, TX IDC (Air Cargo)(1)                     6.500            01/01/2024              837,173
           25,000       Gulf Coast, TX IDA (Citgo Petroleum Corp.)(1)        7.500            05/01/2025               25,212
       11,238,709       Gulf Coast, TX IDA (Microgy Holdings)(2)             7.000            12/01/2036              112,275
          150,000       Gulf Coast, TX Waste Disposal Authority
                        (Valero Energy Corp.)(1)                             5.700            04/01/2032              147,068
        3,225,000       Harris County, TX Cultural Education
                        Facilities Finance Corp. (Space Center
                        Houston)(1)                                          7.000            08/15/2028            3,294,273
        1,750,000       HFDC of Central TX (Legacy at Willow Bend
                        Retirement Community)(1)                             5.625            11/01/2026            1,554,298
        2,750,000       HFDC of Central TX (Legacy at Willow Bend
                        Retirement Community)(1)                             5.750            11/01/2036            2,296,195
        2,000,000       HFDC of Central TX (Lutheran Social Services
                        of the South)(1)                                     6.875            02/15/2032            1,902,740
        7,290,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)(1)                            5.700            07/15/2029            6,309,131
        7,940,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)(1)                            5.700            07/15/2029            7,010,623
       14,940,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)(1)                            6.125            07/15/2017           14,352,111
       20,245,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)(1)                            6.125            07/15/2027           18,479,029
       18,755,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)(1)                            6.125            07/15/2027           17,203,962
          100,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)(1)                            7.000            07/01/2029              100,006

                 37 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
TEXAS CONTINUED
 $      3,520,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)(1)                            7.375%           07/01/2022        $   3,521,830
        2,000,000       Houston, TX Airport System(1)                        5.000            07/01/2024            2,074,380
        1,210,000       Houston, TX Airport System(1)                        5.000            07/01/2025            1,237,394
          555,000       Houston, TX Airport System(1)                        5.000            07/01/2026              562,826
          815,000       Houston, TX Higher Education Finance Corp.
                        (Cosmos Foundation)(1)                               6.500            05/15/2031              867,991
          470,000       Houston, TX IDC (Air Cargo)(1)                       6.375            01/01/2023              416,923
       11,400,000       Houston, TX Utility System(1)                        5.000            11/15/2033           12,163,800
       10,000,000       La Vernia, TX Higher Education Finance Corp.(1)      7.125            02/15/2038           10,571,600
        1,945,000       Lubbock, TX HFC (Las Colinas Quail Creek
                        Apartments)(1)                                       6.000            07/01/2032            1,498,272
        1,800,000       Maverick County, TX GO COP(1)                        8.750            03/01/2034            1,777,914
        6,110,000       Maverick County, TX GO COP(1)                        8.750            03/01/2034            5,907,576
          635,000       Midlothian, TX Devel. Authority Tax
                        Increment(1)                                         5.125            11/15/2026              563,429
          750,000       Newark, TX Cultural Education Facilities
                        Finance Corp.(1)                                     7.250            08/15/2021              775,193
        3,855,000       Newark, TX Cultural Education Facilities
                        Finance Corp.(1)                                     8.250            08/15/2031            3,979,092
        8,605,000       Newark, TX Cultural Education Facilities
                        Finance Corp.(1)                                     8.500            08/15/2041            8,888,793
       38,000,000       North Central TX HFDC (Children's Medical
                        Center)(5)                                           5.750            08/15/2039           40,231,360
       55,610,000       North TX Tollway Authority(5)                        5.500            09/01/2041           60,562,627
       20,000,000       North TX Tollway Authority(1)                        5.750            01/01/2048           21,320,800
        5,920,000       North TX Tollway Authority(1)                        5.750            01/01/2048            6,310,957
          100,000       Northwest Harris County, TX Municipal Utility
                        District (Waterworks & Sewer)(1)                     6.100            04/01/2012              100,219
        4,667,828       Sabine Neches, TX HFC (Single Family Mtg.) (5)       5.430(6)         12/01/2039            5,068,457
        4,100,000       Sabine, TX River Authority Pollution Control
                        (TXU Electric Company)                               6.150            08/01/2022              988,018
        1,800,000       Sabine, TX River Authority Pollution Control
                        (TXU Electric Company)                               6.450            06/01/2021              451,062
           20,000       San Antonio, TX HFC (La Risa Apartments)(2)          8.250            01/01/2026                9,977
       10,000,000       San Jacinto, TX Community College District(5)        5.125            02/15/2038           10,567,600
        5,695,000       Springhill, TX Courtland Heights Public
                        Facility Corp.                                       5.850            12/01/2028            3,408,514
       14,000,000       Tarrant County, TX Cultural Education
                        Facilities Finance Corp. (Baylor Health Care
                        System)(5)                                           5.750            11/15/2024           15,584,240
       34,000,000       Tarrant County, TX Cultural Education
                        Facilities Finance Corp. (Baylor Health Care
                        System)(5)                                           6.250            11/15/2029           37,847,440
        3,750,000       Tarrant County, TX Cultural Education
                        Facilities Finance Corp. (Buckingham Senior
                        Living Community)(1)                                 5.750            11/15/2037            3,429,600
       13,500,000       Tarrant County, TX Health Facilities Devel.
                        Corp. (Cook Childrens Medical Center)(5)             5.000            12/01/2033           13,792,005
        1,600,000       Travis County, TX HFDC (Querencia Barton
                        Creek)(1)                                            5.650            11/15/2035            1,369,504

                 38 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
TEXAS CONTINUED
 $      2,495,000       Trinity, TX River Authority (TXU Energy
                        Company)                                             6.250%           05/01/2028        $     562,323
       20,500,000       Trophy Club, TX Public Improvement (Highlands
                        Trophy Club)(1)                                      7.750            10/01/2037           19,397,715
        6,170,000       TX Affordable Hsg. Corp. (South Texas
                        Affordable Properties Corp.)(2)                      8.000            03/01/2032            1,230,792
       35,600,000       TX Angelina & Neches River Authority (Aspen
                        Power)(1,10)                                         6.500            11/01/2029           20,833,476
          250,000       TX Angelina & Neches River Authority Waste
                        Disposal (Temple-Inland)(1)                          6.950            05/01/2023              253,635
       11,000,000       TX GO (College Student Loan)(1)                      5.000            08/01/2036           11,665,720
        1,405,000       TX Multifamily Hsg. Revenue Bond Pass-Through
                        Certificates (Skyway Villas)(1)                      5.950            11/01/2034            1,405,267
      331,755,000       TX Municipal Gas Acquisition & Supply Corp.(5)       6.250            12/15/2026          350,562,356
        1,000,000       TX Municipal Gas Acquisition & Supply Corp.(1)       6.250            12/15/2026            1,056,690
        1,600,000       TX Public Finance Authority Charter School
                        Finance Corp. (Ed-Burnham Wood)(1)                   6.250            09/01/2036            1,415,088
          635,000       TX Student Hsg. Corp. (University of North
                        Texas)(1)                                            6.750            07/01/2021              480,454
          200,000       TX Student Hsg. Corp. (University of North
                        Texas)(1)                                            6.850            07/01/2031              140,988
        2,115,000       Vintage Township, TX Public Facilities Corp.(1)      7.375            10/01/2038            1,986,789
          751,000       Vintage Township, TX Public Facilities Corp.(1)      7.375            10/01/2038              705,474
        2,920,000       Wise County, TX (Parket County Junior College
                        District)(1)                                         7.500            08/15/2025            3,061,824
        4,615,000       Wise County, TX (Parket County Junior College
                        District)(1)                                         7.750            08/15/2028            4,828,305
                                                                                                                -------------
                                                                                                                  963,253,846
U.S. POSSESSIONS--3.1%
        1,500,000       Guam Government Department of Education COP
                        (John F. Kennedy High School)(1)                     6.625            12/01/2030            1,523,070
        2,200,000       Guam Government Department of Education COP
                        (John F. Kennedy High School)(1)                     6.875            12/01/2040            2,246,244
          500,000       Northern Mariana Islands Commonwealth, Series
                        A(1)                                                 6.750            10/01/2033              467,380
       11,540,000       Puerto Rico Commonwealth GO(1)                       5.750            07/01/2036           11,861,966
        4,650,000       Puerto Rico Commonwealth GO(1)                       6.500            07/01/2037            5,067,663
        3,000,000       Puerto Rico Commonwealth GO(1)                       6.500            07/01/2040            3,319,560
       10,000,000       Puerto Rico Commonwealth GO(1)                       6.500            07/01/2040           11,065,200
        4,430,000       Puerto Rico Electric Power Authority, Series
                        AAA(1)                                               5.250            07/01/2026            4,632,008
        3,700,000       Puerto Rico Highway & Transportation
                        Authority(1)                                         5.250            07/01/2035            3,652,825
        6,415,000       Puerto Rico Highway & Transportation Authority       5.300            07/01/2035            6,342,061
        1,505,000       Puerto Rico Highway & Transportation
                        Authority, Series H(1)                               5.450            07/01/2035            1,557,555
          605,000       Puerto Rico Highway & Transportation
                        Authority, Series H(1)                               5.450            07/01/2035              609,314
        3,000,000       Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)      6.000            07/01/2033            3,172,110
        9,560,000       Puerto Rico Sales Tax Financing Corp., Series
                        A(1)                                                 5.250            08/01/2027           10,104,155
       37,610,000       Puerto Rico Sales Tax Financing Corp., Series
                        A(5)                                                 5.250            08/01/2057           38,675,379
        4,820,000       Puerto Rico Sales Tax Financing Corp., Series
                        A(1)                                                 5.500            08/01/2042            4,975,975

                 39 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
U.S. POSSESSIONS CONTINUED
 $     12,005,000       Puerto Rico Sales Tax Financing Corp., Series
                        A(1)                                                 5.750%           08/01/2037        $  12,604,170
       15,890,000       Puerto Rico Sales Tax Financing Corp., Series
                        C(1)                                                 5.250            08/01/2041           16,128,032
       17,000,000       Puerto Rico Sales Tax Financing Corp., Series
                        C(5)                                                 5.750            08/01/2057           18,236,920
       10,175,000       Puerto Rico Sales Tax Financing Corp., Series
                        C(1)                                                 6.000            08/01/2039           11,083,729
       11,100,000       V.I. Public Finance Authority (Hovensa
                        Refinery)(1)                                         4.700            07/01/2022            8,974,905
                                                                                                                -------------
                                                                                                                  176,300,221
UTAH--0.2%
           85,000       Emery County, UT Pollution Control
                        (Pacificorp)(1)                                      5.625            11/01/2023               85,156
        6,350,000       UT Charter School Finance Authority (Hawthorn
                        Academy)(1)                                          8.250            07/15/2046            6,579,616
        1,655,000       UT HFA (RHA Community Service of Utah)(1)            6.875            07/01/2027            1,583,074
        1,315,000       Utah County, UT Charter School (Lincoln
                        Academy)(1)                                          5.875            06/15/2037            1,069,345
          825,000       Utah County, UT Charter School (Renaissance
                        Academy)(1)                                          5.625            07/15/2037              659,159
        4,425,000       West Valley City, UT Sewer (East Hollywood
                        High School)(1)                                      5.625            06/15/2037            3,392,161
                                                                                                                -------------
                                                                                                                   13,368,511
VERMONT--0.0%
          280,000       Burlington, VT Electric(1)                           5.500            07/01/2029              280,706
          315,000       Burlington, VT Electric(1)                           5.625            07/01/2030              317,073
          230,000       Burlington, VT Electric(1)                           5.750            07/01/2031              232,443
           10,000       VT EDA (Wake Robin Corp.)(1)                         6.000            03/01/2022                9,598
          100,000       VT EDA (Wake Robin Corp.)(1)                         6.300            03/01/2033               93,233
        2,097,993       VT Educational & Health Buildings Financing
                        Agency (Marlboro College)(1)                         2.779            04/01/2019            1,740,138
                                                                                                                -------------
                                                                                                                    2,673,191
VIRGINIA--1.0%
          570,000       Bedford County, VA IDA (Georgia-Pacific
                        Corp.)(1)                                            5.600            12/01/2025              569,943
        1,875,000       Celebrate, VA North Community Devel. Authority
                        Special Assessment(1)                                6.750            03/01/2034            1,254,525
       14,700,000       Farms New Kent, VA Community Devel. Authority
                        Special Assessment                                   5.125            03/01/2036            8,815,737
        9,200,000       Farms New Kent, VA Community Devel. Authority
                        Special Assessment                                   5.450            03/01/2036            5,517,056
        3,206,000       Farms New Kent, VA Community Devel. Authority
                        Special Assessment                                   5.800            03/01/2036            1,922,638
        4,000,000       Lewistown, VA Commerce Center Community Devel.
                        Authority                                            6.050            03/01/2027            2,006,040
        3,000,000       New Port, VA CDA(1)                                  5.600            09/01/2036            1,661,070
        2,050,000       Norfolk, VA EDA, Series A(1)                         6.000            11/01/2036            1,449,227
          410,000       Norfolk, VA Redevel. & Hsg. Authority (First
                        Mtg.-Retirement Community)(1)                        6.125            01/01/2035              370,931
       10,425,000       Peninsula, VA Town Center Community Devel.
                        Authority Special Obligation(1)                      6.450            09/01/2037           10,489,114
        5,200,000       VA Celebrate South CDA Special Assessment            6.250            03/01/2037            3,306,004

                 40 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
VIRGINIA CONTINUED
 $      3,400,000       VA H2O Community Devel. Authority                    5.200%           09/01/2037        $   1,803,904
        9,770,000       VA Small Business Financing Authority (Hampton
                        Roads Proton)(1)                                     9.000            07/01/2039           10,308,620
      228,700,000       VA Tobacco Settlement Authority                      7.075(3)         06/01/2047            4,592,296
        2,500,000       West Point, VA IDA Solid Waste (Chesapeake
                        Corp.)(2)                                            6.375            03/01/2019               49,975
                                                                                                                -------------
                                                                                                                   54,117,080
WASHINGTON--3.0%
           25,000       King County, WA Hsg. Authority (Cascadian
                        Apartments)(1)                                       6.800            07/01/2019               25,079
           15,000       King County, WA Hsg. Authority (Kona
                        Village)(1)                                          6.700            01/01/2020               15,002
          125,000       King County, WA Hsg. Authority (Southwood
                        Square Apartments)(1)                                6.100            10/01/2021              120,145
          725,000       King County, WA Hsg. Authority (Southwood
                        Square Apartments)(1)                                6.200            10/01/2031              648,868
           25,000       King County, WA Hsg. Authority (Woodridge
                        Park)(1)                                             6.250            05/01/2015               25,315
           50,000       King County, WA Hsg. Authority (Woodridge
                        Park)(1)                                             6.350            05/01/2025               50,387
        1,750,000       Kitsap County, WA Consolidated Hsg.
                        Authority(1)                                         5.500            06/01/2027            1,442,543
        2,350,000       Kitsap County, WA Consolidated Hsg.
                        Authority(1)                                         5.600            06/01/2037            1,795,306
           50,000       Kitsap County, WA Consolidated Hsg. Authority
                        (Heritage Apartments)(1)                             6.100            10/01/2031               41,692
       36,900,000       Port of Seattle, WA(5)                               5.000            10/01/2032           37,760,693
        5,000,000       Port of Seattle, WA Special Facility
                        (Northwest Airlines)(1)                              7.125            04/01/2020            4,990,200
        8,200,000       Port of Seattle, WA Special Facility
                        (Northwest Airlines)(1)                              7.250            04/01/2030            8,174,498
        2,350,000       Snohomish County, WA Hsg. Authority (Westwood
                        Crossing Apartments)(1)                              5.250            05/01/2037            1,735,992
          100,000       Snohomish County, WA Hsg. Authority
                        (Whispering Pines Apartments)(1)                     5.100            09/01/2015               98,776
        1,675,000       Snohomish County, WA Hsg. Authority
                        (Whispering Pines Apartments)(1)                     5.600            09/01/2025            1,457,083
        1,250,000       Snohomish County, WA Hsg. Authority
                        (Whispering Pines Apartments)(1)                     5.750            09/01/2030            1,043,175
        1,500,000       Tes Properties, WA(5)                                5.500            12/01/2029            1,620,915
       12,000,000       Tes Properties, WA(5)                                5.625            12/01/2038           12,822,960
       18,075,000       WA Health Care Facilities Authority (Catholic
                        Health Initiatives)(1)                               6.375            10/01/2036           20,337,809
       19,500,000       WA Health Care Facilities Authority
                        (Peacehealth)(5)                                     5.000            11/01/2018           21,828,300
       17,410,000       WA Health Care Facilities Authority
                        (Peacehealth)(5)                                     5.000            11/01/2028           17,702,830
       15,000,000       WA Health Care Facilities Authority (Seattle
                        Childrens Hospital)(5)                               5.625            10/01/2038           15,923,100
       10,860,000       WA Kalispel Tribe Indians Priority District(1)       6.750            01/01/2038            8,862,194
       14,285,000       WA Tobacco Settlement Authority (TASC)(1)            6.625            06/01/2032           14,464,277
                                                                                                                -------------
                                                                                                                  172,987,139

                 41 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                   COUPON            MATURITY             VALUE
-----------------       -----------------------------------------------    -----------        ----------        -------------
WEST VIRGINIA--0.6%
 $      3,000,000       Brooke County, WV (Bethany College)(1)               6.500%           10/01/2031        $   3,108,720
        4,500,000       Brooke County, WV (Bethany College)(1)               6.750            10/01/2037            4,669,380
       13,435,000       Harrison County, WV Tax Increment (Charles
                        Pointe)                                              7.000            06/01/2028           11,680,389
        1,840,000       Harrison County, WV Tax Increment (Charles
                        Pointe)(1)                                           7.000            06/01/2035            1,662,127
       13,710,000       Harrison County, WV Tax Increment (Charles
                        Pointe)                                              7.000            06/01/2035           11,377,321
        3,045,000       WV Hospital Finance Authority (UTD Health
                        System)(1)                                           5.500            06/01/2039            3,121,612
                                                                                                                -------------
                                                                                                                   35,619,549
WISCONSIN--0.5%
          565,000       Milwaukee, WI (Aero Milwaukee)(1)                    6.500            01/01/2025              500,262
        1,195,000       Milwaukee, WI (Air Cargo)(1)                         7.500            01/01/2025            1,147,355
        3,970,000       Necedah, WI Community Devel. Authority Exempt
                        Facility (Castle Rock Renewable Fuels)(1)            7.500            03/01/2018            1,474,776
          200,000       Reedsburg, WI Industrial Devel. Revenue
                        (Seats, Inc.)(1)                                     6.250            05/01/2019              200,742
        1,750,000       Sokaogon, WI Chippewa Community (Gaming)(2)          7.000            01/01/2026            1,015,560
        1,800,000       Sokaogon, WI Chippewa Community (Gaming)(2)          8.250            01/01/2017            1,149,318
        3,000,000       WI H&EFA (AE Nursing Centers)(1)                     7.250            06/01/2038            2,996,220
       10,000,000       WI H&EFA (AHCG/SVH/SVE Obligated Group)(5)           5.000            11/15/2033           10,351,000
           55,000       WI H&EFA (Aurora Health Care)(1)                     5.625            02/15/2029               55,019
          750,000       WI H&EFA (Beloit College)(1)                         6.125            06/01/2035              755,175
          900,000       WI H&EFA (Beloit College)(1)                         6.125            06/01/2039              903,573
        1,000,000       WI H&EFA (Eastcastle Place)(1)                       6.125            12/01/2034              643,060
           70,000       WI H&EFA (Marshfield Clinic)(1)                      6.250            02/15/2029               70,029
        7,335,000       WI H&EFA (Wellington Homes)(1)                       6.750            09/01/2037            6,659,813
        2,385,000       WI H&EFA (Wisconsin Illinois Senior Hsg.)(1)         5.800            08/01/2029            2,164,483
          660,000       WI Public Finance Authority (Thomas Jefferson
                        Classical Academy)(1)                                7.000            07/01/2031              673,616
                                                                                                                -------------
                                                                                                                   30,760,001
                                                                                                                -------------
Total Municipal Bonds and Notes (Cost $8,355,755,955)                                                           6,931,129,841

CORPORATE BONDS AND NOTES--0.2%
      12,127,571        Delta Air Lines, Inc., Sr. Unsec. Nts.(1,13)
                        (Cost $12,006,296)                                   8.000            12/01/2015           11,587,045

    SHARES
-----------------
COMMON STOCKS--0.0%
        5,550,645       Converted Organics, Inc.(13,14)                                                                61,057
            7,679       Delta Air Lines, Inc.(13,14)                                                                   65,425
           58,671       General Motors Co.(13,14)                                                                   1,516,645
                                                                                                                -------------
Total Common Stocks (Cost $8,752,042)                                                                               1,643,127

                 42 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    SHARES
-----------------
PREFERRED STOCKS--0.0%
            9,486       Converted Organics, Inc., Series A 13,14 (Cost $9,486,000)                          $          96,311

    UNITS
-----------------
RIGHTS, WARRANTS, AND CERTIFICATES--0.0%
           53,338       General Motors Co. Wts., Strike Price $10, Exp. 7/10/1613,14                                  904,079
           53,338       General Motors Co. Wts., Strike Price $18.33, Exp. 7/10/1913,14                               629,388
                                                                                                            -----------------
Total Rights, Warrants, and Certificates (Cost $6,613,369)                                                          1,533,467
TOTAL INVESTMENTS, AT VALUE (COST $8,392,613,662)-122.1%                                                        6,945,989,791
LIABILITIES IN EXCESS OF OTHER ASSETS-(22.1)                                                                   (1,257,693,999)
                                                                                                            -----------------
NET ASSETS-100.0%                                                                                           $   5,688,295,792
                                                                                                            =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3.   Zero coupon bond reflects effective yield on the date of purchase.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,209,260 or 0.04% of the Fund's net assets as of October 31, 2011.

9. When-issued security or delayed delivery to be delivered and settled after October 31, 2011. See accompanying Notes.

10. Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

11. Restricted security. The aggregate value of restricted securities as of October 31, 2011 was $37,723,251, which represents 0.66% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                               UNREALIZED
                                                          ACQUISITION                                         APPRECIATION
SECURITY                                                     DATES              COST             VALUE        (DEPRECIATION)
-----------------------------------------------         ---------------     ------------     ------------     --------------
IL Finance Authority (Monarch Landing)                          6/16/09     $          -     $         21     $           21
IL Finance Authority (Monarch Landing)                  6/15/09-6/16/09                -              103                103
IL Finance Authority (Monarch Landing)                           1/2/08           18,095              253           (17,842)
IL Finance Authority (Sedgebrook)                               5/20/09                -               20                 20
IL Finance Authority (Sedgebrook)                                6/9/09                -               90                 90
IL Finance Authority (Sedgebrook)                       8/17/07-5/19/09                -               85                 85
NY Liberty Devel. Corp. (Bank of America Tower)          7/23/10-3/4/11       37,405,786       37,722,679            316,893
                                                                             ------------     ------------    --------------
                                                                             $ 37,423,881     $ 37,723,251    $      299,370
                                                                             ============     ============    ==============

12. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

13.  Received as a result of a corporate action.

14.  Non-income producing security.

                 43 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                                           Level 3--
                                            Level 1--               Level 2--             Significant
                                           Unadjusted           Other Significant         Unobservable
                                          Quoted Prices         Observable Inputs            Inputs                  Value
                                       -------------------     ------------------     -------------------     -------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Alabama                              $                --     $       15,497,240     $                --     $        15,497,240
  Alaska                                                --             17,567,756                      --              17,567,756
  Arizona                                               --            105,777,947                      --             105,777,947
  Arkansas                                              --              5,645,609                      --               5,645,609
  California                                            --          1,069,994,713                      --           1,069,994,713
  Colorado                                              --            287,767,269                      --             287,767,269
  Connecticut                                           --              6,135,849                      --               6,135,849
  Delaware                                              --              6,083,811                      --               6,083,811
  District of Columbia                                  --            208,659,201                      --             208,659,201
  Florida                                               --            902,543,331                      --             902,543,331
  Georgia                                               --             94,442,776                      --              94,442,776
  Hawaii                                                --              7,794,109                      --               7,794,109
  Idaho                                                 --              1,942,857                      --               1,942,857
  Illinois                                              --            433,377,022                     572             433,377,594
  Indiana                                               --            103,773,029              11,587,239             115,360,268
  Iowa                                                  --            122,159,242                      --             122,159,242
  Kansas                                                --              4,685,054                      --               4,685,054
  Kentucky                                              --             19,860,822                   1,336              19,862,158
  Louisiana                                             --             89,317,074                      --              89,317,074
  Maine                                                 --             17,540,355                      --              17,540,355
  Maryland                                              --             17,893,320                      --              17,893,320
  Massachusetts                                         --            133,989,447                      --             133,989,447
  Michigan                                              --            221,590,093                      --             221,590,093
  Minnesota                                             --             54,696,409                      --              54,696,409
  Mississippi                                           --             15,150,413                      --              15,150,413
  Missouri                                              --             94,366,242                      --              94,366,242
  Montana                                               --              6,610,157                      --               6,610,157
  Multi States                                          --              4,559,920                      --               4,559,920
  Nebraska                                              --             38,770,017                      --              38,770,017
  Nevada                                                --              8,779,638                      --               8,779,638
  New Hampshire                                         --              6,944,638                      --               6,944,638
  New Jersey                                            --            446,561,411                      --             446,561,411
  New Mexico                                            --             17,950,545                      --              17,950,545
  New York                                              --            324,431,086                      --             324,431,086
  North Carolina                                        --             70,382,707                      --              70,382,707
  North Dakota                                          --              3,263,803                      --               3,263,803
  Ohio                                                  --            190,362,918                      --             190,362,918

                 44 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

  Oklahoma                                              --             43,295,013                      --              43,295,013
  Oregon                                                --              1,509,924                      --               1,509,924
  Pennsylvania                                          --             56,129,055                       9              56,129,064
  Rhode Island                                          --             98,903,592                      --              98,903,592
  South Carolina                                        --             40,995,420                      --              40,995,420
  South Dakota                                          --             36,392,388                      --              36,392,388
  Tennessee                                             --             16,367,925                      --              16,367,925
  Texas                                                 --            963,253,846                      --             963,253,846
  U.S. Possessions                                      --            176,300,221                      --             176,300,221
  Utah                                                  --             13,368,511                      --              13,368,511
  Vermont                                               --              2,673,191                      --               2,673,191
  Virginia                                              --             54,117,080                      --              54,117,080
  Washington                                            --            172,987,139                      --             172,987,139
  West Virginia                                         --             35,619,549                      --              35,619,549
  Wisconsin                                             --             30,760,001                      --              30,760,001
Corporate Bonds and Notes                               --             11,587,045                      --              11,587,045
Common Stocks                                    1,643,127                     --                      --               1,643,127
Preferred Stocks                                        --                     --                  96,311                  96,311
Rights, Warrants, and Certificates               1,533,467                     --                      --               1,533,467
                                       -------------------    -------------------    --------------------     -------------------
Total Assets                           $         3,176,594     $    6,931,127,730     $        11,685,467     $     6,945,989,791
                                       -------------------    -------------------    --------------------     -------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABH                   Adventist Bolingbrook Hospital
ACMC                  Advocate Condell Medicatl Center
AE                    American Eagle
AG                    Allegheny General Hospital
AGH                   Adventist Glenoaks Hospital
AH                    Ascension Health
AHCG                  Ascension Health Credit Group
AHCN                  Advocate Health Care Network
AH&HC                 Advocate Health & Hospitals Corp.
AHSGA                 Adventist Health System-Georgia
ANSHN                 Advocate North Side Health Network
ARC                   Assoc. of Retarded Citizens
AUS                   Allegheny United Hospital
BVHF                  Blanchard Valley Health Foundation
BVRHC                 Blanchard Valley Regional Health Center
CAB                   Capital Appreciation Bond
CDA                   Communities Devel. Authority
CDHA                  Central Dupage Hospital Association
CDHS                  Central Dupage Health System
CFGH                  Central Florida Group Homes
CMH                   Copley Memorial Hospital
COP                   Certificates of Participation
CSAHS                 The Sisters of Charity of St. Augustine Health System
DA                    Dormitory Authority
DRIVERS               Derivative Inverse Tax Exempt Receipts
EBC                   Engel Berman Corp.

                 45 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

EDA                   Economic Devel. Authority
EDC                   Economic Devel. Corp.
EDFA                  Economic Devel. Finance Authority
EF&CD                 Environmental Facilities and Community Devel.
GO                    General Obligation
H&EFA                 Health and Educational Facilities Authority
H&EFB                 Health and Educational Facilities Board
H&HEFA                Hospitals and Higher Education Facilities Authority
HDA                   Hospital Devel. Authority
HDC                   Housing Devel. Corp.
HE&HF                 Higher Educational and Housing Facilities
HE&HFA                Higher Education and Health Facilities Authority
HE&HFB                Health Educational and Housing Facility Board
HEFA                  Higher Education Facilities Authority
HFA                   Housing Finance Agency
HFC                   Housing Finance Corp.
HFDC                  Health Facilities Devel. Corp.
HUHS                  Hahnemann University Hospital System
IDA                   Industrial Devel. Agency
IDC                   Industrial Devel. Corp.
IFPCFA                Industrial Facilities and Pollution Control Financing Authority
ITEMECF               Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM                  Julia Dyckman Andrus Memorial
JFK                   John Fitzgerald Kennedy
JGCCF                 Jewish Geriatric & Convalescent Center Foundation
KGC                   Kuakini Geriatric Care
KHS                   Kuakini Health System
KMC                   Kuakini Medical Center
KSS                   Kuakini Support Services
L.I.                  Long Island
LH                    Lowman Home
LS                    Lutheran Services
MCP                   Medical College Of Pennsylvania
M-S-R                 Modesto Irrigation District of the City of Santa Clara and the City of Redding
NH                    Northgate Housing
NTH                   North Terrace Housing
NY/NJ                 New York/New Jersey
NYC                   New York City
NYS                   New York State
PHC                   Piedmont Healthcare
PHF                   Piedmont Hospital Foundation
RCF                   Rush-Copley Foundation
RCMC                  Rush-Copley Medical Center
RHA                   Resource Healthcare of America
RUMC                  Rush University Medical Center
Res Rec               Resource Recovery Facility
RITES                 Residual Interest Tax Exempt Securities
ROLs                  Residual Option Longs
SJHCN                 St. Joseph Home Care Network
SJHE                  St. Joseph Hospital of Eureka
SJHO                  St. Joseph Hospital of Orange
SJHS                  St. Joseph Health System
SVE                   St. Vincent's East
SVH                   Saint Vincent's Hospital
TASC                  Tobacco Settlement Asset-Backed Bonds
TYW                   The YMCA of Wichita
UHHS                  University Hospitals Health System
V.I.                  United States Virgin Islands

                 46 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

VH                    Village Housing
VS                    Village Shalom
VSCF                  Village Shalom Charitable Foundation
WSREC                 West Suburban Recycling and Energy Corp.


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                 47 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                       WHEN-ISSUED OR DELAYED DELIVERY
                                             BASIS TRANSACTIONS
                                       -------------------------------
Purchased securities                            $40,249,995
Sold securities                                   4,924,533

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,319,005,000 as of October 31, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2011, municipal bond holdings with a value of $2,155,897,049 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,319,005,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage

                 48 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                   COUPON      MATURITY
AMOUNT           INVERSE FLOATER(1)                                         RATE 2        DATE          VALUE
-------------    -------------------------------------------------------    -------     --------    -------------
$   3,715,000    CA Dept. of Veterans Affairs Home Purchase ROLs(3)         15.811%      12/1/28    $   3,771,431
    4,400,000    CA GO ROLs(3)                                              11.748       12/1/36        4,169,264
   77,555,000    CA Golden State Tobacco Securitization Corp. ROLs(3)        6.704        6/1/47       40,579,878
    3,855,000    CA Health Facilities Financing Authority ROLs(3)           17.728        7/1/39        4,527,929
    5,550,000    CA Health Facilities Financing Authority ROLs(3)            7.977      11/15/42        5,386,220
   12,000,000    CA Health Facilities Financing Authority ROLs(3)            8.415      11/15/46       12,023,520
    5,000,000    CA Infrastructure and Economic Devel. (Sanford
                 Consortium) RITES                                           7.852       5/15/40        5,506,600
    2,500,000    CA Statewide CDA ROLs(3)                                    8.840       8/15/34        2,520,800
    3,000,000    CA Statewide CDA ROLs(3)                                    9.057       8/15/42        3,026,100
    2,615,000    Cerritos, CA Community College District DRIVERS            15.769        8/1/33        3,445,733
   16,250,000    Chicago, IL GO ROLs(3)                                      8.435        1/1/33       17,134,000
    1,595,000    Dallas-Fort Worth, TX International Airport ROLs(3)        13.343       11/1/35        1,590,598
   11,000,000    Desert, CA Community College District(3)                   11.526        8/1/37       12,002,540
    2,525,000    Detroit, MI City School District ROLs(3)                   17.117        5/1/29        3,603,781
   13,995,000    Detroit, MI Sewer Disposal System ROLs(3)                   0.992        7/1/32        2,548,490
    5,000,000    District of Columbia GO ROLs(3)                             7.901        4/1/43        5,135,800
    2,500,000    District of Columbia GO ROLs(3)                             7.901        4/1/35        2,682,250
    9,265,000    District of Columbia GO ROLs(3)                             7.899        4/1/43        9,516,545
    4,675,000    Douglas County, NE Hospital Authority ROLs(3)              17.451       11/1/48        5,987,179
   14,530,000    Fulton County, GA Devel. Authority (PHC/Piedmont
                 Hospital/PHF Obligated Group) DRIVERS                       7.847       6/15/29       15,391,045
    6,865,000    Fulton County, GA Devel. Authority (PHC/Piedmont
                 Hospital/PHF Obligated Group) DRIVERS                       8.280       6/15/37        7,153,742
    1,445,000    Fulton County, GA Devel. Authority (PHC/Piedmont
                 Hospital/PHF Obligated Group) DRIVERS                       7.835       6/15/29        1,530,472
    5,000,000    Grossmont, CA Union High School District ROLs(3)           13.029        8/1/45        6,512,600
   11,750,000    Highlands County, FL Health Facilities Authority
                 ROLs(3)                                                     8.286      11/15/36       12,128,585
    6,670,000    IL Finance Authority (Advocate Health Care) DRIVERS        12.665        4/1/44        7,338,734
    5,790,000    IL Finance Authority (Advocate Health Care) DRIVERS        12.349        4/1/44        6,237,567
    3,670,000
                 IL Finance Authority (Advocate Health Care) DRIVERS        12.335        4/1/44        3,953,324
    3,335,000    IL Finance Authority (Advocate Health Care) DRIVERS        12.340        4/1/44        3,592,595
    2,935,000    IL Finance Authority (Advocate Health Care)DRIVERS         12.339        4/1/44        3,161,670
    1,670,000    IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN
                 Obligated Group)                                           12.323        4/1/44        1,798,790
    6,250,000    IL Finance Authority (CDHS/CDHA Obligated Group)
                 DRIVERS                                                     8.713       11/1/39        6,712,125
    2,500,000    IL Finance Authority (CDHS/CDHA Obligated Group)
                 DRIVERS                                                     8.496       11/1/39        2,643,950
   20,000,000    IL Metropolitan Pier & Exposition Authority ROLs(3)         8.850       6/15/50       20,920,400
    3,500,000    KY EDFA (Baptist Healthcare System) ROLs(3)                16.424       8/15/24        4,820,900
    8,500,000    Lakeland, FL Energy System DRIVERS                          8.230       10/1/36       10,384,110
    7,985,000    Los Angeles, CA Dept. of Airports (Los Angeles
                 International Airport) DRIVERS                             16.015       5/15/30        9,746,491
    1,250,000    Los Angeles, CA Dept. of Water & Power DRIVERS             14.879        7/1/34        1,499,800

                 49 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

   13,440,000    Los Angeles, CA Unified School District DRIVERS             7.845        7/1/30       14,425,421
    2,750,000    Los Angeles, CA Unified School District ROLs(3)            14.641        7/1/32        3,270,960
    1,835,000    Los Angeles, CA Unified School District ROLs(3)            15.101        1/1/34        2,262,922
    2,640,000    Los Angeles, CA Unified School District ROLs(3)            15.107        1/1/34        3,255,648
    2,190,000    Los Angeles, CA Unified School District ROLs(3)            15.083        1/1/34        2,700,708
    7,500,000    Los Angeles, CA Unified School District ROLs(3)            15.121        7/1/32        8,920,800
    6,565,000    MA Educational Financing Authority ROLs(3)                 15.177        1/1/30        7,973,455
    3,940,000    MA HFA ROLs(3)                                             10.583        6/1/49        3,930,977
    3,125,000    MA HFA ROLs(3)                                             10.817       12/1/49        2,894,875
    8,895,000    MA HFA ROLs(3)                                              8.579       12/1/42        9,058,668
   16,695,000    MA HFA ROLs(3)                                             11.816        7/1/25       16,988,331
    9,775,000    Metropolitan Washington D.C. Airport Authority
                 ROLs(3)                                                    11.462       10/1/32       10,329,927
    4,035,000    Metropolitan Washington D.C. Airport Authority,
                 Series B DRIVERS                                           11.167       10/1/34        4,157,018
   12,500,000    MI Finance Authority ROLs(3)                                8.031       12/1/33       12,442,750
    6,660,000    MI Hospital Finance Authority (McLaren Health Care
                 Corp.) DRIVERS                                              7.767        8/1/35        6,665,728
    5,000,000    Miami-Dade County, FL Aviation ROLs(3)                     11.466       10/1/40        5,041,250
    2,500,000    Miami-Dade County, FL School Board ROLs(3)                 15.750        2/1/27        3,217,600
    2,500,000    Miami-Dade County, FL School Board ROLs(3)                 14.881        2/1/27        3,062,100
   12,500,000    Miami-Dade County, FL School Board ROLs(3)                 16.185        2/1/34       15,193,000
    2,500,000    Montgomery County, OH (Miami Valley Hospital) DRIVERS      17.485      11/15/23        3,951,000
    2,885,000    Newport Beach, CA GO ROLs(3)                               15.115       12/1/24        3,259,819
    3,420,000    NJ EDA ROLs(3)                                             11.123        9/1/24        4,243,297
   60,560,000    NJ Tobacco Settlement Financing Corp. ROLs(3)               5.226        6/1/29       36,791,411
    3,300,000    NJ Transportation Trust Fund Authority ROLs(3)             11.127      12/15/23        4,434,969
    9,500,000    North Central Texas HFDC (Children's Medical Center)
                 DRIVERS                                                    17.495       8/15/39       11,731,360
   27,805,000    North TX Tollway Authority ROLs(3)                          8.850        9/1/41       32,757,627
   18,695,000    NY Liberty Devel. Corp. ROLs(3)                             8.246       1/15/44       19,037,679
    3,240,000    NYC Municipal Water Finance Authority ROLs(3)              18.051       6/15/40        4,904,194
    7,290,000    NYC Transitional Finance Authority ROLs(3)                  8.028        2/1/30        8,648,492
    9,065,000    NYC Transitional Finance Authority ROLs(3)                  8.031        2/1/35       10,417,861
    2,875,000    PA Geisinger Authority Health System, Series A
                 DRIVERS                                                    15.762        6/1/39        3,337,300
    7,720,000    Peralta, CA Community College District DRIVERS              7.845        8/1/35        8,027,874
    3,100,000    Pima County, AZ IDA ROLS(3)                                16.424        7/1/39        3,435,916
   12,500,000    Port Authority NY/NJ, 166th Series DRIVERS                  8.280       7/15/36       15,077,750
   11,070,000    Port of Seattle, WA Special Facilities ROLs(3)             12.584       10/1/32       11,930,693
    3,670,000    Puerto Rico Sales Tax Financing Corp. DRIVERS              12.011        8/1/57        3,981,803
    4,250,000    Puerto Rico Sales Tax Financing Corp. ROLs(3)              17.728        8/1/57        5,486,920
    8,875,000    Puerto Rico Sales Tax Financing Corp. ROLs(3)              12.371        8/1/57        9,628,576
    2,925,000    RI Hsg. & Mtg. Finance Corp. ROLs(3)                       15.878       10/1/47        2,892,357
    1,257,000    Sabine Neches, TX HFC (Single Family Mtg.) ROLs            14.366       12/1/39        1,563,457
    9,335,000    San Francisco, CA Bay Area Toll Authority ROLs(3)          12.251        4/1/47       10,687,735
    2,500,000    San Jacinto, TX Community College District ROLs(3)         15.105       2/15/38        3,067,600
    3,500,000    Tarrant County, TX Cultural Education Facilities
                 Finance Corp. ROLs(3)                                      17.278      11/15/24        5,084,240
    8,500,000    Tarrant County, TX Cultural Education Facilities
                 Finance Corp. ROLs(3)                                      19.016      11/15/29       12,347,440

                 50 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

    6,750,000    Tarrant County, TX Health Facilities Devel. Corp.
                 (Cook Childrens Medical Center) DRIVERS                     7.847       12/1/33        7,042,005
      375,000    Tes Properties, WA DRIVERS                                 16.628       12/1/29          495,915
    3,000,000    Tes Properties, WA DRIVERS                                 17.061       12/1/38        3,822,960
  110,625,000    TX Municipal Gas Acquisition & Supply Corp. ROLs(3)        12.295      12/15/26      129,432,356
    4,355,000    WA Health Care Facilities Authority (Peacehealth)
                 DRIVERS                                                    14.438       11/1/28        4,647,830
    5,000,000    WA Health Care Facilities Authority (Seattle
                 Childrens Hospital/Seattle Children's Healthcare
                 System Obligated Group)                                    12.995       10/1/38        5,923,100
    4,875,000    WA Health Care Facilities Authority ROLs(3)                13.512       11/1/18        7,203,300
    5,670,000    Wayne County, MI Airport Authority ROLs(3)                 11.459       12/1/29        5,853,708
    3,645,000    Wayne County, MI Airport Authority ROLs(3)                 11.461       12/1/29        3,763,098
    8,335,000    Wayne County, MI Airport Authority ROLs(3)                 11.464       12/1/29        8,605,057
    3,335,000    Wayne County, MI Airport Authority ROLs(3)                 11.460       12/1/34        3,443,054
    1,875,000    Westminster, CA Redevel. Agency Tax Allocation
                 ROLs(3)                                                    19.466       11/1/39        3,016,200
    3,750,000    Westminster, CA Redevel. Agency Tax Allocation
                 ROLs(3)                                                    17.728       11/1/45        5,087,400
    5,000,000    WI H&EFA ROLs(3)                                            7.971      11/15/33        5,351,000
                                                                                                    -------------
                                                                                                    $ 836,892,049
                                                                                                    =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $1,046,495,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2011 is as follows:

Cost                                   $ 759,098,399
Market Value                           $ 297,152,756
Market Value as a % of Net Assets               5.22%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2011, securities with an aggregate market value of $26,503,408, representing 0.47% of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments of $2,314,000 and $675,000, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

RESTRICTED SECURITIES

As of October 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted

                 51 | Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  7,053,688,558(1)
                                              ================
Gross unrealized appreciation                 $   351,921,260
Gross unrealized depreciation                  (1,870,047,991)
                                              ---------------
Net unrealized depreciation                   $(1,518,126,731)
                                              ===============

1. The Federal tax cost of securities does not include cost of $1,410,427,964, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                 52 | Oppenheimer Rochester National Municipals

ITEM  2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By: /s/ William F. Glavin, Jr.
    ---------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:   12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:      12/12/2011

By: /s/ Brian W. Wixted
    ---------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date:    12/12/2011